UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number		811-02064

IMPAX FUNDS SERIES TRUST I
(Exact name of Registrant as specified in charter)

30 Penhallow Street, Suite 400, Portsmouth, NH			03801
(Address of principal executive offices)			(Zip code)

Impax Asset Management LLC 30 Penhallow Street, Suite 400, Portsmouth, NH 03801 Attn.: Joseph Keefe
(Name and address of agent for service)

Registrant’s telephone number, including area code:		800-767-1729

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2023

Form N-CSRS is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSRS in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSRS, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSRS unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

Item 1. Reports to Stockholders

IMPAX LARGE CAP FUND

IMPAX SMALL CAP FUND

IMPAX US SUSTAINABLE
ECONOMY FUND

IMPAX GLOBAL SUSTAINABLE
INFRASTRUCTURE FUND

IMPAX GLOBAL OPPORTUNITIES
FUND

IMPAX GLOBAL ENVIRONMENTAL MARKETS FUND

IMPAX ELLEVATE GLOBAL WOMEN’S LEADERSHIP FUND

IMPAX INTERNATIONAL
SUSTAINABLE ECONOMY FUND

IMPAX CORE BOND FUND

IMPAX HIGH YIELD BOND FUND

IMPAX SUSTAINABLE ALLOCATION FUND

SEMI-ANNUAL
REPORT

June 30, 2023

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Table of Contents

Glossary of Terms	2
Letter to Shareholders	6
Portfolio Manager Comments and Highlights	10
Impax Large Cap Fund	10
Impax Small Cap Fund	14
Impax US Sustainable Economy Fund	18
Impax Global Sustainable Infrastructure Fund	22
Impax Global Opportunities Fund	25
Impax Global Environmental Markets Fund	29
Impax Ellevate Global Women’s Leadership Fund	34
Impax International Sustainable Economy Fund	38
Impax Core Bond Fund	42
Impax High Yield Bond Fund	46
Impax Sustainable Allocation Fund	50
Shareholder Expense Examples	54
Schedules of Investments	57
Statements of Assets and Liabilities	108
Statements of Operations	112
Statements of Changes in Net Assets	114
Financial Highlights	120
Notes to Financial Statements	132
Board Approval of Advisory and Sub-Advisory Agreements	154
Account Options and Services	162

For More Information

General Fund Information

800.767.1729

Shareholder Account Information

800.372.7827

Account Inquiries

Impax Funds
P.O. Box 534463
Pittsburgh, PA 15253-4463

Investment Adviser

Impax Asset Management LLC
30 Penhallow Street, Suite 400
Portsmouth, NH 03801

Transfer and Dividend Disbursing Agent

BNY Mellon Investment
Servicing (U.S.) Inc.
P.O. Box 534463
Pittsburgh, PA 15253-4463

Custodian

State Street Bank and Trust Company
1 Lincoln Street
Boston, MA 02111

1

Glossary of Terms

Blended Index for the Impax Sustainable Allocation Fund is composed of 60% S&P 500 Index and 40% Bloomberg US Aggregate Bond Index.

Bloomberg US Aggregate Bond Index is a broad-based index, maintained by Bloomberg L.P. often used to represent investment grade bonds being traded in the United States.

FTSE Environmental Opportunities Index Series measures the performance of global companies that have significant involvement in environmental business activities, including renewable and alternative energy, energy efficiency, water technology, waste and pollution control and food, agriculture and forestry. The FTSE Environmental Opportunities Index Series requires companies to have at least 20% of their business derived from environmental markets and technologies. The FTSE Environmental Opportunities Index Series is published by a joint venture of Impax Asset Management, Ltd. (“Impax”) with FTSE International. Impax is also the sub-adviser to the Impax Global Environmental Markets Fund.

The FTSE Global Infrastructure Opportunities Index is designed to reflect the performance of infrastructure and infrastructure-related listed securities worldwide. Companies must derive a minimum of 20% of their revenue from either the core infrastructure activities or the infrastructure-related activities to be considered for index inclusion.

ICE BofA Merrill Lynch U.S. High Yield - Cash Pay - BB-B (Constrained 2%) Index tracks the performance of BB- and B rated fixed income securities publicly issued in the major domestic or Eurobond markets, with total index allocation to an individual issuer limited to 2%.

Impax Global Women’s Leadership Index is a customized market capitalization-weighted index created and licensed by Impax Asset Management (“IAM”) consisting of equity securities of issuers organized or operating in countries around the world that demonstrate a commitment to advancing and empowering women through gender diversity on their boards, in management and through other policies and programs, and an understanding of the potential business advantages associated with greater gender diversity, as rated by the IAM Gender Analytics team, with final approval by the IAM Women’s Index Committee. In addition, the companies comprising the Women’s Index meet certain environmental, social and governance (ESG) or sustainability thresholds, as rated by MSCI ESG Research.

Impax Sustainability Lens is a proprietary tool designed to facilitate a systematic review of the economic opportunities and risks associated with the transition to a more sustainable economy. The tool highlights sub-industries with transition tailwinds and headwinds, assisting the investment team in identifying companies that the Adviser believes present attractive opportunities and lower risks.

Impax Systematic ESG Rating is a proprietary ranking of companies’ environmental, social and governance (ESG). The rating framework is shaped on how sustainability impacts financial performance. The rating emphasizes a company’s management of ESG-related risks.

Lipper Core Bond Funds Index tracks the results of the 30 largest mutual funds in the Lipper Core Bond Funds Index Average. The Lipper Core Bond Funds Index Average is a total return performance average of mutual funds tracked by Lipper, Inc. that invest at least 85% in domestic investment-grade debt issues (rated in the top four grades) with any remaining investment in non-benchmark sectors such as high-yield, global and emerging market debt. These funds maintain dollar-weighted average maturities of five to ten years.

Lipper Global Infrastructure Funds Index tracks the results of the 10 largest mutual funds in the Lipper Global Infrastructure Fund Index Average. The Lipper Global Infrastructure Funds Index Average is a total return performance average of mutual funds tracked by Lipper, Inc. that, by portfolio practice, invest predominantly across energy, industrials, utilities and materials sectors.

2

Funds must contain a diverse mix of listed & liquid equities that reflect companies which engaged in core infrastructure activities. These generally include large geographic projects leading to the construction of energy supplies, utilities, education, health, social and transportation facilities.

Lipper Global Multi-Cap Core Funds Index tracks the results of the 30 largest mutual funds in the Global Multi-Cap Core Funds Index Average. The Global Multi-Cap Core Funds Index Average is a total return performance average of mutual funds tracked by Lipper, Inc. that, by portfolio practice, invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time. Global multi-cap core funds typically have average characteristics compared to the MSCI World Index.

Lipper Global Multi-Cap Growth Funds Index tracks the results of funds that invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time. Multi-cap funds typically have 25% to 75% of their assets invested in companies both inside and outside of the U.S. with market capitalizations (on a three-year weighted basis) above 400% of the 75th market capitalization Glossary of Terms 3 percentile of the S&P/Citigroup World Broad Market Index. Multi-cap growth funds typically have an above-average price-to-cash flow ratio, price-to-book ratio, and three-year sales-per-share growth value compared to the S&P/Citigroup BMI. One cannot invest directly in an index.

Lipper High Yield Bond Funds Index tracks the results of the 30 largest mutual funds in the Lipper High Yield Bond Funds Average. The Lipper High Yield Bond Funds Average is a total return performance average of mutual funds tracked by Lipper, Inc. that aim at high (relative) current yield from fixed income securities, have no quality or maturity restrictions and tend to invest in lower grade debt issues.

Lipper International Large-Cap Core Funds Index tracks the results of funds that, by portfolio practice, invest at least 75% of their equity assets in companies strictly outside of the U.S. with market capitalizations (on a three-year weighted basis) above Lipper’s international large-cap floor. International large-cap core funds typically have an average price-to-cash flow ratio, price-to-book ratio and three-year sales-per-share growth value compared to the S&P/Citigroup World ex-U.S. BMI.

Lipper Large-Cap Core Funds Index tracks the results of the 30 largest mutual funds in the Lipper Large Cap Core Funds Index Average. The Lipper Large Cap Core Funds Index Average is a total return performance average of mutual funds tracked by Lipper, Inc. that invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) above Lipper’s USDE large-cap floor. Large-cap core funds have more latitude in the companies in which they invest. These funds typically have average characteristics compared to the S&P 500 Index.

Lipper Multi-Cap Core Funds Index tracks the results of the 30 largest mutual funds in the Lipper Multi-Cap Core Funds Index Average. The Lipper Multi-Cap Core Funds Index Average is a total return performance average of mutual funds tracked by Lipper, Inc. that invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time. These funds typically have average characteristics compared to the S&P SuperComposite 1500 Index.

Lipper Small-Cap Core Funds Index tracks the results of the 30 largest mutual funds in the Lipper Small-Cap Core Funds Average. The Lipper Small-Cap Core Funds Average is a total return performance average of the mutual funds tracked by Lipper, Inc. that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) below Lipper’s USDE small-cap ceiling. Small-cap core funds have more latitude

3

Glossary of Terms, continued

in the companies in which they invest. These funds typically have an average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P SmallCap 600 Index.

Morningstar Moderate Allocation seeks to provide both capital appreciation and income by investing in three major areas: stocks, bonds and cash. These portfolios tend to hold larger positions in stocks than conservative-allocation portfolios. These portfolios typically have 50% to 70% of assets in equities and the remainder in fixed income and cash.

MSCI All-Country World Index (“ACWI”) Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The MSCI ACWI consists of 48 country indices comprising 23 developed and 24 emerging market country indices. The developed market country indices included are: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, United Kingdom and United States. The emerging market country indices included are: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Kuwait, Malaysia, Mexico, Peru, Philippines, Poland, Qatar, Saudi Arabia, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates.

MSCI EAFE (Europe, Australasia, Far East) Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The MSCI EAFE (Net) Index consists of the following 21 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and United Kingdom.

MSCI EAFE ESG Leaders Index is a free float-adjusted market capitalization weighted index designed to measure the performance of equity securities of issuers organized or operating in developed market countries around the world excluding the U.S. and Canada that have high environmental, social and governance (ESG) ratings relative to their sector and industry group peers, as rated by MSCI ESG Research annually. MSCI ESG Research evaluates companies’ ESG characteristics and derives corresponding ESG scores and ratings. Companies are ranked by ESG score against their sector peers to determine their eligibility for the MSCI ESG indices. MSCI ESG Research identifies the highest-rated companies in each peer group to meet the float-adjusted market capitalization sector targets. The rating system is based on general and industry-specific ESG criteria, assigning ratings on a 7-point scale from AAA (highest) to CCC (lowest).

MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The MSCI World Index consists of the following 23 developed market country indices: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States.

Russell 1000 Index measures the performance of the 1,000 largest U.S. companies, as measured by market capitalization. It is a subset of the Russell 3000 Index, which measures the largest 3,000 companies. The Russell 1000 Index is comprised of over 90% of the total market capitalization of all listed U.S stocks.

Russell 2000 Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000 Index is a subset of the Russell 3000 Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership.

4

The S&P 500 Index is an unmanaged index of large capitalization common stocks.

The S&P Global Infrastructure Index is designed to track 75 companies from around the world chosen to represent the listed infrastructure industry while maintaining liquidity and tradability. To create diversified exposure, the index includes three distinct infrastructure clusters: energy, transportation, and utilities.

Performance for the MSCI ACWI Index, the MSCI EAFE Index, the MSCI EAFE ESG Leaders Index, the MSCI World Index, the S&P Global Infrastructure Index and the Impax Global Women’s Leadership Index are shown “net”, which includes dividend reinvestments after deduction of foreign withholding tax.

Securities Indices above assume reinvestment of all distributions and interest payments, have no policy of sustainable investing and do not take into account brokerage fees or expenses.

Lipper Indices above are not what are typically considered to be an “index” because they track the performance of other mutual funds rather than changes in the value of a group of securities, a securities index or some other traditional economic indicator.

Diversification does not eliminate the risk of experiencing investment losses.

One cannot invest directly in any index.

5

Letter to Shareholders
by Joseph Keefe, President

Dear fellow shareholders,

As I write in mid-July, we endure yet another season of strange, tempestuous weather clearly related to accelerating climate change. The hottest June ever has been followed by an early July that includes 10 of the hottest days in history. Canadian wildfires blanket US cities in smoke while record temperatures – 30 straight days over 100 degrees Fahrenheit – literally bake the southwest. People are kayaking through the flooded streets of Montpelier, VT while the water off Florida’s coast is nearly as warm as a hot tub (at 98 degrees and higher). New England meanwhile has been blanketed by rain this summer in a way that April used to be. The seasonal weather patterns we have long been accustomed to are simply no longer with us.

Climate change is ushering in a new era of risks with the potential to destabilize businesses, markets and whole societies. At the same time, we at Impax firmly believe that the need to confront climate change – together with a range of other sustainability challenges – has the potential to unleash a new era of opportunities for businesses, investors and economies. In the US, we are already seeing signs of economic growth emanating from the Biden administration’s efforts to spur new investments in climate solutions, infrastructure and microchip innovation.

More broadly, in Impax’s view, the next few decades we are poised to witness an economic transition equal in significance to the Industrial Revolution that ushered in the modern period. If we carefully confront the risks and seize the opportunities associated with this transition to a more sustainable economy, we may well have before us a period of innovation and growth the likes of which the world has never seen. At Impax, we believe this is the great secular trend of the coming decades. Businesses and investors attuned to the risks and opportunities associated with the transition will prosper, while those that don’t will be left behind.

It is also important to emphasize that the transition to a more sustainable economy will not be confined to environmental issues but will herald a period of societal change. We will need to improve and increase access to many social goods, including food and nutrition, healthcare and wellbeing, education, housing, digital communications and financial services, while also advancing gender equality, racial and ethnic equality, human rights and human dignity.

Impax believes that companies addressing and embracing these social advances are likely to be better positioned for the next economy as well. We intend to invest in those companies.

6

The market environment has been challenging over the past six months – and indeed past few years. A small handful of large-cap technology stocks have accounted for most of the gain in the US market in recent periods – and funds generally performed better or worse depending on whether they held those stocks – with the market otherwise moving “sideways”, as commentators are apt to put it. This “risk-off” market characterized by inflation and rising interest rates has been generally positive for bonds but very challenging for equity portfolios.

There is some positive news: inflation appears to be slowing and fears of a recession seem to be waning. Those anticipating a so-called “soft landing” as the Federal Reserve raises interest rates to cool the economy and tame inflation are in the ascendancy at the moment while market doomsayers have retreated. The US economy, in particular, has shown remarkable strength and resiliency in the face of the Fed’s continued effort to cool it off. While an inverted Treasury yield curve – an historic portent of recession - and other economic indicators suggest that we are not out of the woods yet, there are reasons to be optimistic.

At Impax, we continue to engage with our investee companies to help them mitigate risk, enhance shareholder value, increase transparency and become more resilient over time. Our engagements include a range of issues involving climate, nature and biodiversity, governance and human capital issues such as equity, diversity and inclusion. In 2022, we conducted some 160 company engagements globally, with 43 percent achieving what we consider positive outcomes and 11 percent achieving genuine milestones. (See our Stewardship and Advocacy Report 2023 at www.impaxam.com.) Notably, our proxy voting record was ranked #1 globally in ShareAction’s “Voting Matters Report”, for consistently voting in favor of key environmental and social shareholder proposals in 2020, 2021 and 2022.

As investors, we are making a difference.

I have been including this letter to you, my fellow shareholders, in annual and semi-annual reports for some 18 years, dating back to 2005. As I will be retiring in January 2024, prior to issuance of the 2023 Annual Report, this will be my final letter. Fortunately, I will be succeeded as President of Impax Asset Management LLC by Ed Farrington, an experienced investment professional and gifted leader, firmly dedicated to investing in the transition to a more sustainable economy and addressing the important social and environmental issues of our time.

It has been an honor and privilege to serve you for the past 18 years. I thank you for the trust you have placed in Impax, and I hope that we have not only capably and faithfully managed your investments but that, together, we truly have made

7

Letter to Shareholders, continued
by Joseph Keefe, President

a difference. I could not be more thankful than to have served in this role, and to have had the privilege of leading such a remarkable group of people. My heartfelt appreciation and very best wishes to each and every one of you – always.

Sincerely,

Joseph F. Keefe

President

8

Performance Information

Commentary The portfolio manager commentaries in this report provide insight from the respective fund managers in an effort to help you examine your fund. The views expressed therein are those of the portfolio managers and are for the period covered by this report. Such commentary does not necessarily represent the views of the Board of Trustees of your fund. The views expressed herein are subject to change at any time based upon market and/or other conditions and Impax Asset Management LLC and the funds disclaim any responsibility to update such views. The commentaries should not be relied upon as investment advice.

Historical performance Historical performance can be evaluated in several ways. Each fund’s portfolio highlights provide total and average annual total returns. A comparison of this historical data to an appropriate benchmark is also provided. These performance figures include changes in a fund’s share price, plus reinvestment of any dividends (generally income) and any capital gains (generally profits the fund earns when it sells securities that have grown in value).

Performance data quoted represent past performance, which does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For most recent month-end performance information, visit www.impaxam.com

The Funds’ distributor, Foreside Financial Services, LLC, is not affiliated with Impax Asset Management LLC or Impax Asset Management, Ltd.

9

June 30, 2023
Impax Large Cap Fund
Portfolio Managers’ Comments

Portfolio Manager Andrew Braun

Portfolio Manager Barbara Browning, CFA

How did the Impax Large Cap Fund (the Fund) perform for the period?

For the six-month period ended June 30, 2023, the Institutional Class and Investor Class shares of the Fund had total returns of 11.56% and 11.47%, respectively, compared to 16.89% for the S&P 500 Index and 14.70% for the Lipper Large-Cap Core Funds Index.

What factors or portfolio holdings contributed to the Fund’s performance?

The Fund underperformed over the first six months of 2023, and while equity markets have rallied year-to-date, market leadership has been very narrow, with mega capitalization stocks with exposure to artificial intelligence (AI) outpacing the rest of the market. The Fund’s underperformance over the reporting period was mitigated by the below notable outperformers.

Salesforce, Inc. (Information Technology) was a strong performer after a top and bottom-line beat, and the company guided higher on both revenue and earnings in the second quarter. They also highlighted how AI could lead to attractive long-term prospects.

Applied Materials, Inc. (Semiconductors & Semiconductor Equipment) continued to deliver strong results, as market participants see bottoming in memory chip markets, and attractive long-term demand for semiconductor manufacturing equipment.

Alphabet, Inc. Cl A (Information Technology) surged as investors saw the firm’s deep mind and cloud business as potential winners in the AI sweepstakes.

TE Connectivity, Ltd. (Information Technology) shrugged off reduced demand risk with the lowering of EV prices and was buoyed by the tailwinds in the market around the long-term growth opportunities in automotive companies in the last two months of the period.

Voya Financial, Inc. (Financials) outpaced financials and asset managers on bullish expectations for the quarterly results in early May.

10

June 30, 2023

What factors or portfolio holdings detracted from the Fund’s performance?

Stock selection drove the majority of the Fund’s underperformance during the period, while sector allocation was also negative, driven largely by the underweights in Information Technology and Consumer Discretionary, and overweight positions in Real Estate, Materials and Financials.

Citizens Financial Group, Inc. (Financial Services) fell as investors worried about deposit attrition and balance sheet risk across the regional banking complex. Citizens Financial Group is a well-capitalized larger regional bank with diversified deposit bases by size, customer, and geography.

Apple, Inc. (Information Technology) which was an underweight in the portfolio, continued its strong start to 2023 as investors continue to bet on Mega Cap unlevered technology stocks.

CVS Health Corp. (Heath Care) issued a neutral to positive update early in the quarter and expects earnings per share (EPS) at the high end of its 2022 range. The shares were weak despite reiterating FY23 EPS guidance, and Medicare Advantage membership growth was a modest disappointment.

Amazon.com Inc (Consumer Discretionary) which was an underweight in the portfolio, rose in the quarter as the stocks at the very top of the index continued their winning streak. The stock was exited in June as it moved through the portfolio manager’s price target.

PNC Bank (Financial Services) was also the victim of indiscriminate selling of regional banks in the wake of the troubles around Silicon Valley Bank, Signature, and First Republic Bank. PNC was one of the 11 banks that recently participated in a consortium to deposit funds into First Republic, suggesting, in our view, that PNC has experienced deposit inflows since the Silicon Valley Bank deposit run occurred.

11

June 30, 2023
Impax Large Cap Fund, continued
Portfolio Highlights (Unaudited)

Returns—Period ended June 30, 2023

		Total Return		Average Annual Return
Share Class	Ticker Symbol	YTD	1 Year	3 Years	5 Years	Since Inception[1]
Institutional Class[2]	PXLIX	11.56%	11.44%	13.97%	12.61%	13.15%
Investor Class[2]	PAXLX	11.47%	11.20%	13.72%	12.34%	12.88%
S&P 500 Index		16.89%	19.59%	14.60%	12.31%	12.94%
Lipper Large-Cap Core Funds Index		14.70%	18.49%	13.45%	10.85%	11.56%

See ‘Glossary of Terms’ for descriptions of benchmarks.

These figures represent past performance, which is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Total returns for periods of less than one year have not been annualized. For most recent month-end performance data, please visit www.impaxam.com or call 800.767.1729.

[1]	The Fund’s inception date is December 16, 2016.

[2]

Total return figures include reinvested dividends and capital gains distributions, and changes in principal value, and do not reflect the taxes that a shareholder might pay on Fund distributions or on the redemption of Fund shares.

Asset Allocation	Percent of Investments
U.S. Stocks	98.8%
Cash & Cash Equivalents	1.2%
Total	100.0%

Top Ten Holdings

Company	Percent of Net Assets
Microsoft Corp.	7.3%
Apple, Inc.	5.5%
Alphabet, Inc., Class A	3.6%
Merck & Co., Inc.	3.0%
Walt Disney Co., The	2.8%
Trane Technologies PLC	2.6%
Aptiv PLC	2.6%
JPMorgan Chase & Co.	2.4%
Lowe’s Cos., Inc.	2.3%
Visa, Inc., Class A	2.2%
Total	34.3%

Ten largest holdings do not include money market securities, certificates of deposit, commercial paper or cash and equivalents, if applicable.

Holdings are subject to change.

12

June 30, 2023

Sector Diversification

Sector	Percent of Net Assets
Information Technology	25.2%
Health Care	15.1%
Financials	14.2%
Communication Services	9.8%
Industrials	9.4%
Consumer Staples	7.2%
Consumer Discretionary	6.5%
Real Estate	5.1%
Materials	5.0%
Utilities	0.9%
Other assets and liabilities (net)	1.6%
Total	100.0%

May include companies representing multiple industries within a single “Sector”.

13

June 30, 2023
Impax Small Cap Fund

Portfolio Managers’ Comments

Portfolio Manager Nathan Moser, CFA

Portfolio Manager Diederik Basch, CFA

Portfolio Manager Curtis Kim, CFA

How did the Impax Small Cap Fund (the Fund) perform for the period?

For the six-month period ended June 30, 2023, the Investor Class, Class A and Institutional Class shares of the Fund had total returns of 8.39%, 8.42% and 8.47%, respectively, compared to 8.09% for the Russell 2000 Index and 6.60% for the Lipper Small Cap Core Funds Index.

What factors or portfolio holdings contributed to the Fund’s performance?

The Fund outperformed over the first six months of 2023, with asset allocation driving the portfolio’s outperformance during the period. The Fund’s overweight positions in Information Technology and Healthcare were additive to performance, as were the lack of Energy and Utilities holdings and the underweight in Financials, a sector that struggled in the aftermath of some regional banking failures.

SI-BONE, Inc. (Health Care) reported better than expected Q4 results, revenues were slightly above the pre-announced range and earnings per share (EPS) was well above consensus. In our view, the company is performing quite well and is seeing increased surgeon interest following higher reimbursement payments.

Vertiv Holdings Co. (Industrials) saw solid first quarter results as the company beat several key metrics. The company raised full year profit guidance and, in our view, continues to show good execution from their newly appointed CEO, despite some concerns around tech spending.

Extreme Networks, Inc. (Information Technology) continues to grow resiliently, benefitting from growth in key markets including Government, Education and Healthcare. Revenues, product bookings and guidance were all incrementally positive.

14

June 30, 2023

What factors or portfolio holdings detracted from the Fund’s performance?

The Fund’s stock selection was challenged in the reporting period, and was weakest within Consumer Discretionary, Communication Services, and Information Technology. Strong security selection within Industrials, Financials, Health Care helped to moderately offset the detractors.

Independent Bank (Financials) struggled as regional banks were under pressure as a result of the Silicon Valley Bank failure earlier in the year. The company posted a mixed first quarter with earnings per share (EPS) missing consensus. Excluding PPP1-related winddowns, loan growth was modest as the bank let certain acquisition-based loans run off. Deposit costs remain quite low and, in our view, should lead to more attractive net interest margins as the Federal Reserve raises rates.

Eastern Bankshares, Inc. (Financials) was also down in line with the Regional Banking industry in the aftermath of the failures at Silicon Valley Bank and Signature Bank as investors worried about broader contagion and the expectation that deposits would move from smaller banks to money market and money centre institutions.

National Vision Holdings, Inc. (Consumer Discretionary) was weaker as the lower income uninsured customer base who benefit most from the company’s affordable eye exams and corrective eyewear solutions have been slower to upgrade in a tougher economic environment.

[1]	PPP, Paycheck Protection Program

15

June 30, 2023
Impax Small Cap Fund, continued
Portfolio Highlights (Unaudited)

Returns—Period ended June 30, 2023

			Total Return		Average Annual Return
Share Class	Ticker Symbol		YTD	1 Year	3 Years	5 Years	10 Years
Investor Class[1]	PXSCX		8.39%	13.03%	12.43%	4.43%	7.05%
Class A1,2,4	PXSAX	NAV[3]	8.42%	13.00%	12.45%	4.42%	7.05%
		POP	2.43%	6.80%	10.34%	3.24%	6.45%
Institutional Class[1]	PXSIX		8.47%	13.21%	12.71%	4.68%	7.31%
Russell 2000 Index			8.09%	12.31%	10.82%	4.21%	8.26%
Lipper Small-Cap Core Funds Index			6.60%	11.87%	14.85%	5.75%	8.71%

See ‘Glossary of Terms’ for descriptions of benchmarks.

These figures represent past performance, which is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Total returns for periods of less than one year have not been annualized. For most recent month-end performance data, please visit www.impaxam.com or call 800.767.1729.

[1]

The Fund’s investment adviser assumed certain expenses during the 10-year period; total returns would have been lower had these expenses not been assumed. Total return figures include reinvested dividends and capital gains distributions, and changes in principal value, and do not reflect the taxes that a shareholder might pay on Fund distributions or on the redemption of Fund shares.

[2]

A 1.00% CDSC (contingent deferred sales charge) may be charged on any shares sold within 18 months of purchase over $1 million. POP (public offering price) reflects the maximum sales load for the Fund’s Class A Shares of 5.50%. NAV performance does not reflect the deduction of the sales load of the CDSC, which if reflected would reduce the performance shown.

[3]	NAV is Net Asset Value.

[4]

Inception of Class A shares is May 1, 2013. The performance information shown for Class A shares includes the performance of Investor Class shares, adjusted to reflect the sales charge applicable to Class A shares, for the period prior to Class A inception.

Asset Allocation	Percent of Investments
Foreign Stocks	1.0%
U.S. Stocks	94.5%
Cash & Cash Equivalents	4.5%
Total	100.0%

16

June 30, 2023

Top Ten Holdings

Company	Percent of Net Assets
Victory Capital Holdings, Inc., Class A	3.8%
Voya Financial, Inc.	3.7%
Neurocrine Biosciences, Inc.	2.9%
Brightsphere Investment Group, Inc.	2.8%
Graphic Packaging Holding Co.	2.6%
Healthcare Realty Trust, Inc., REIT	2.6%
Gates Industrial Corp PLC	2.5%
Belden, Inc.	2.5%
Huron Consulting Group, Inc.	2.5%
Onto Innovation, Inc.	2.4%
Total	28.3%

Ten largest holdings do not include money market securities, certificates of deposit, commercial paper or cash and equivalents, if applicable.

Holdings are subject to change.

Sector Diversification

Sector	Percent of Net Assets
Health Care	23.6%
Industrials	17.8%
Information Technology	14.6%
Financials	12.3%
Consumer Discretionary	8.0%
Real Estate	6.6%
Consumer Staples	6.5%
Materials	4.0%
Communication Services	2.1%
Other assets and liabilities (net)	4.5%
Total	100.0%

May include companies representing multiple industries within a single “Sector”.

17

June 30, 2023
Impax US Sustainable Economy Fund

Portfolio Managers’ Comments

Portfolio Manager Scott LaBreche

Portfolio Manager Christine Cappabianca

How did the Impax US Sustainable Economy Fund (the Fund) perform for the period?

For the six-month period ended June 30, 2023, the Investor Class, Class A, and Institutional Class shares of the Fund had total returns of 15.25%, 15.27% and 15.37%, respectively, compared to 16.68% for the Russell 1000 Index and 14.58% for the Lipper Multi-Cap Core Funds Index.

What factors or portfolio holdings contributed to the Fund’s performance?

The Fund’s performance was helped by positive sector allocation, driven by a portfolio overweight to Information Technology as low leverage mega cap names led the market, the underweight in Financials which struggled off the back of regional bank failures, and the lack of Energy given the Fund’s fossil fuel-free profile.

Additionally, the Fund’s allocation to sub-industries that we believe are high opportunity, as determined by the Impax Sustainability Lens, was a positive contributor to performance, as the high-opportunity areas of the market outperformed their low-opportunity peers in the Russell 1000 universe. High-opportunity industries, in areas associated with the technology in the Semiconductor complex and Application Software benefited from the exuberance around the potential of artificial intelligence.

The portfolio’s avoidance of extractive industries that we consider to be lower opportunity, and higher risk, as determined by the Impax Sustainability Lens, like Oil & Gas and Tobacco, was also a boost to performance as securities within those sub-industries underperformed over the reporting period.

What factors or portfolio holdings detracted from the Fund’s performance?

Despite strong start to 2023, the Fund underperformed over the first half of 2023, as positive sector allocation effects were overwhelmed by negative security selection.

18

June 30, 2023

The portfolio’s overweight to the Healthcare, and Real Estate sectors was a drag on performance, as the higher leverage nature of these industries was punished as markets digested the impact of higher rates on earnings.

Stock selection, which is predominantly driven by the Impax Systematic ESG Rating, was challenged over the reporting period, as companies with higher Systematic ESG Ratings within Consumer Discretionary, Communication Services, and Financials underperformed their peers with lower Systematic ESG Ratings.

Additionally, the portfolio does not own companies like Meta, Amazon and Tesla, due to their low Impax Systematic ESG Ratings. Those companies were all up over 50% in the first half of the year, which offset the positive contribution from the portfolio’s exposure to NVIDIA Corp. and Lam Research Corp., two top performing holdings over the reporting period.

Finally, the Fund’s energy efficiency approach, which replaces traditional fossil fuel exposure with companies that are focused on reducing energy consumption through energy efficient solutions, was neutral for the half year. The lack of exposure to carbon-based energy companies was helpful to performance year-to-date in 2023 after being a drag in 2022, however poor performance in a handful of energy efficiency names, like Emerson Electric Co., Johnson Controls International PLC, and Keysight Technologies, Inc. offset the benefits related to not owning traditional energy companies.

19

June 30, 2023
Impax US Sustainable Economy Fund, continued
Portfolio Highlights (Unaudited)

Returns—Period ended June 30, 2023

			Total Return		Average Annual Return
Share Class	Ticker Symbol		YTD	1 Year	3 Years	5 Years	10 Years
Investor Class[1]	PXWGX		15.25%	17.60%	13.57%	10.78%	11.53%
Class A1,2,4	PXGAX	NAV[3]	15.27%	17.63%	13.58%	10.79%	11.53%
		POP	8.94%	11.15%	11.46%	9.54%	10.90%
Institutional Class[1]	PWGIX		15.37%	17.89%	13.86%	11.06%	11.81%
Russell 1000 Index			16.68%	19.36%	14.09%	11.92%	12.64%
Lipper Multi-Cap Core Funds Index			14.58%	17.97%	13.30%	10.36%	11.15%

See ‘Glossary of Terms’ for descriptions of benchmarks.

These figures represent past performance, which is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Total returns for periods of less than one year have not been annualized. For most recent month-end performance data, please visit www.impaxam.com or call 800.767.1729.

[1]

The Fund’s investment adviser assumed certain expenses or waived a portion of its fee during all periods shown; total returns would have been lower had these expenses not been assumed. Total return figures include reinvested dividends and capital gains distributions, and changes in principal value, and do not reflect the taxes that a shareholder might pay on Fund distributions or on the redemption of Fund shares.

[2]

A 1.00% CDSC (contingent deferred sales charge) may be charged on any shares sold within 18 months of purchase over $1 million. POP (public offering price) reflects the maximum sales load for the Fund’s Class A Shares of 5.50%. NAV performance does not reflect the deduction of the sales load of the CDSC, which if reflected would reduce the performance shown.

[3]	NAV is Net Asset Value.

[4]

Inception of Class A shares is May 1, 2013. The performance information shown for Class A shares includes the performance of Investor Class shares, adjusted to reflect the sales charge applicable to Class A shares, for the period prior to Class A inception.

Asset Allocation	Percent of Investments
U.S. Stocks	99.1%
Cash & Cash Equivalents	0.9%
Total	100.0%

20

June 30, 2023

Top Ten Holdings

Company	Percent of Net Assets
Microsoft Corp.	5.7%
Apple, Inc.	4.8%
NVIDIA Corp.	3.9%
Alphabet, Inc., Class A	2.9%
Eli Lilly & Co.	2.1%
Johnson & Johnson	1.9%
Texas Instruments, Inc.	1.7%
Lam Research Corp.	1.7%
Elevance Health, Inc.	1.7%
Ecolab, Inc.	1.6%
Total	28.0%

Ten largest holdings do not include money market securities, certificates of deposit, commercial paper or cash and equivalents, if applicable.

Holdings are subject to change.

Sector Diversification

Sector	Percent of Net Assets
Information Technology	32.1%
Health Care	16.1%
Industrials	12.9%
Financials	8.1%
Communication Services	6.2%
Real Estate	5.4%
Consumer Discretionary	5.3%
Materials	5.1%
Consumer Staples	4.9%
Utilities	3.0%
Other assets and liabilities (net)	0.9%
Total	100.0%

May include companies representing multiple industries within a single “Sector”.

21

June 30, 2023
Impax Global Sustainable Infrastructure Fund

Portfolio Managers’ Comments

Portfolio Manager Scott LaBreche

Portfolio Manager Christine Cappabianca

How did the Impax Global Sustainable Infrastructure Fund (the Fund) perform for the period?

For the six-month period ended June 30, 2023, the Institutional Class and Investor Class shares of the Fund had total returns of 7.94% and 7.73%, respectively, compared to 4.72% for the the FTSE Global Infrastructure Opportunities Index and 13.93% for the MSCI ACWI, 3.30% for the S&P Global Infrastructure Index and 2.44% for the Lipper Global Infrastructure Funds Index.

What factors or portfolio holdings contributed to the Fund’s performance?

The Fund’s outperformance to the FTSE Global Infrastructure Opportunities Index (FTSE IO) was largely due to the portfolio’s Resource Infrastructure exposure, driven by strong returns from Smart & Efficient Grids, Power Storage & UPS, and Water Distribution & Infrastructure holdings. The portfolio’s Social & Economic Infrastructure exposure was also helpful during the first half of the year, aided by Efficient IT and Communication Network holdings. From a GICS sector perspective, outperformance from our holdings within Information Technology, Utilities, and Industrials contributed to returns during the first half of the year.

What factors or portfolio holdings detracted from the Fund’s performance?

Although the Impax Global Sustainable Infrastructure Fund outperformed its primary benchmark during the reporting period, the Fund’s outperformance was mitigated by a few factors. An avoidance of companies that fall outside of the sustainable infrastructure universe detracted from performance during the first half. Companies that fall outside of the Fund’s investment universe are generally more resource and carbon intensive. The portfolio’s lack of exposure to traditional industrial and material companies detracted from relative returns, given strong outperformance of Industrial Air Freight & Logistic companies as well as construction material companies. From a GICS Sector perspective, a lack of exposure to Materials as well as underperformance within Communication Services detracted from performance as well.

22

June 30, 2023

Portfolio Highlights (Unaudited)

Returns—Period ended June 30, 2023

		Total Return		Average Annual Return
Share Class	Ticker Symbol	YTD	1 Year	3 Year	5 Year	Since Inception[1]
Institutional Class[2]	PXDIX	7.94%	7.74%	8.41%	7.99%	9.02%
Investor Class[2]	PAXDX	7.73%	7.38%	8.12%	7.71%	8.73%
FTSE Global Infrastructure Opportunities Index		4.72%	4.97%	8.63%	5.53%	6.01%
S&P Global Infrastructure Index		3.30%	3.25%	9.75%	4.42%	5.62%
MSCI ACWI Index (Net)		13.93%	16.53%	10.99%	8.10%	9.58%
Lipper Global Infrastructure Index		2.44%	0.95%	6.35%	5.03%	6.55%

See ‘Glossary of Terms’ for descriptions of benchmarks.

These figures represent past performance, which is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Total returns for periods of less than one year have not been annualized. For most recent month-end performance data, please visit www.impaxam.com or call 800.767.1729.

[1]	The Fund’s inception date is December 16, 2016.

[2]

The Fund’s investment adviser waived a portion of its fee during all periods shown; total returns would have been lower had these waivers not taken place. Total return figures include reinvested dividends and capital gains distributions, and changes in principal value, and do not reflect the taxes that a shareholder might pay on Fund distributions or on the redemption of Fund shares.

Asset Allocation	Percent of Investments
Foreign Stocks	51.3%
U.S. Stocks	47.2%
Exchange-Traded Funds	0.5%
Cash & Cash Equivalents	1.0%
Total	100.0%

23

June 30, 2023
Impax Global Sustainable Infrastructure Fund, continued
Portfolio Highlights (Unaudited), continued

Top Ten Holdings

Company	Percent of Net Assets
Schneider Electric SE	2.5%
Iberdrola SA	2.2%
Waste Management, Inc.	2.0%
Enel SpA	1.8%
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	1.7%
Ashtead Group PLC	1.4%
Edison International	1.4%
SSE PLC	1.4%
American Water Works Co., Inc.	1.3%
Verizon Communications, Inc.	1.3%
Total	17.0%

Ten largest holdings do not include money market securities, certificates of deposit, commercial paper or cash and equivalents, if applicable.

Holdings are subject to change.

Sector Diversification

Sector	Percent of Net Assets
Industrials	30.5%
Utilities	26.0%
Information Technology	12.5%
Communication Services	12.2%
Health Care	7.1%
Real Estate	6.0%
Financials	2.5%
Consumer Staples	1.5%
Closed-End Investment Company	0.5%
Consumer Discretionary	0.4%
Other assets and liabilities (net)	0.8%
Total	100.0%

May include companies representing multiple industries within a single “Sector”.

24

June 30, 2023
Impax Global Opportunities Fund

Portfolio Managers’ Comments

Portfolio Manager Kirsteen Morrison

Portfolio Manager David Winborne Sub-Adviser Impax Asset Management Ltd.

How did the Impax Global Opportunities Fund (the Fund) perform for the period?

For the six-month period ended June 30, 2023, the Institutional Class and Investor Class shares of the Fund had total returns of 12.51% and 12.30%, respectively, compared to 13.93% for the MSCI All-Country World (Net) Index (“MSCI ACWI”) and 15.02% for the Lipper Global Multi-Cap Growth Funds Index.

What factors or portfolio holdings contributed to the Fund’s performance?

Contributors benefitted from expectations of better growth in end markets, particularly companies with exposure to digitalization of economies and increased use cases for technology, including AI. The holdings below contributed to performance on an absolute basis:

Microsoft Corp. (Systems Software, US) rose due to continued investor optimism regarding the company’s ability to benefit from recent AI innovations through both the provision of cloud computing power through their Azure platform, together with impressive integration of AI solutions into the Microsoft product suite. The stock has also benefitted from ‘safe-haven’ status due to the company’s strong balance sheet and ability to generate positive free cash flow.

Cadence Design Systems, Inc. (Application Software, US) has been a steady performer, with quarterly results indicative of resilient software design tool demand compared to more variable semiconductor end demand. We believe that the company is gaining from solid chip design activity and increasing design complexity in leading edge chips as well as stronger than expected demand in “lagging edge” chips. In common with many companies in the semiconductor value chain, Cadence has also benefitted from a combination of a potential trough in market segments such as memory chips, continued momentum behind semiconductor ‘near shoring’ initiatives and stronger potential demand from AI led software applications.

25

June 30, 2023
Impax Global Opportunities Fund, continued

Schneider Electric SE (Electrical Components & Equipment, US), a leading global supplier of energy efficiency solutions, performed well on expectations of a better growth outlook overall and in particular from continued positive news around reopening in China. The company also benefits from policy tailwinds from the Inflation Reduction Act in the US and the Green Deal in Europe.

What factors or portfolio holdings detracted from the Fund’s performance?

Several companies in the portfolio have experienced inventory corrections in parts of their business as a result of post-COVID inventory adjustments, or in some cases, due to lower end market demand. The holdings below detracted from performance on an absolute basis:

DSM-Firmenich AG (Speciality Chemicals, Switzerland) has trended lower on weaker vitamin and supplements demand together with the need to demonstrate synergies from the recent merger. The Flavour & Fragrance division has also experienced a longer-than-anticipated destocking period. The company has announced action to reduce its exposure to commodity vitamins and to focus on post-merger cost synergies.

Sartorious AG (Life Sciences Tools & Services, Germany) makes single use technology (SUT) drug fermentation bags used in bio-manufacturing. The bags offer manufacturers greater flexibility and help speed the time to market in drug development, but inventory destocking has resulted in a lower orders trend and poor visibility.

AIA Group, Ltd. (Life & Health Insurance, Hong Kong) was negatively impacted by deteriorating sentiment towards financials during the banking turmoil early in the year and more recently by a moderation in mainland Chinese visitor sales as pent-up demand is moderating post the lifting of COVID-19 restrictions. However, we believe that the company has a strong capital position and is expected to continue benefitting over the longer term from a more positive outlook on the value of new business growth.

26

June 30, 2023

Portfolio Highlights (Unaudited)

Returns—Period ended June 30, 2023

		Total Return		Average Annual Return
Share Class	Ticker Symbol	YTD	1 Year	3 Year	5 Year	Since Inception[1]
Institutional Class[2]	PXGOX	12.51%	19.72%	11.11%	10.57%	10.49%
Investor Class[2]	PAXGX	12.30%	19.43%	10.83%	10.34%	10.26%
MSCI ACWI (Net) Index		13.93%	16.53%	10.99%	8.10%	8.25%
Lipper Global Multi-Cap Growth Funds Index		15.02%	16.69%	6.11%	7.61%	7.81%

See ‘Glossary of Terms’ for descriptions of benchmarks.

These figures represent past performance, which is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Total returns for periods of less than one year have not been annualized. For most recent month-end performance data, please visit www.impaxam.com or call 800.767.1729.

[1]	The Fund’s inception date is June 27, 2018.

[2]

The Fund’s investment adviser assumed certain expenses during each period shown; total returns would have been lower had these expenses not been assumed. Total return figures include reinvested dividends and capital gains distributions, and changes in principal value, and do not reflect the taxes that a shareholder might pay on Fund distributions or on the redemption of Fund shares.

Asset Allocation	Percent of Investments
Foreign Stocks	47.7%
U.S. Stocks	49.9%
Cash & Cash Equivalents	2.4%
Total	100.0%

27

June 30, 2023
Impax Global Opportunities Fund, continued
Portfolio Highlights (Unaudited), continued

Top Ten Holdings

Company	Percent of Net Assets
Microsoft Corp.	4.7%
Linde, PLC	4.4%
MasterCard, Inc., Class A	4.2%
Alcon, Inc.	3.6%
Cintas Corp.	3.5%
HDFC Bank, Ltd., ADR	3.5%
Wolters Kluwer NV	3.4%
Schneider Electric SE	3.2%
Thermo Fisher Scientific, Inc.	3.1%
IQVIA Holdings, Inc.	3.1%
Total	36.7%

Ten largest holdings do not include money market securities, certificates of deposit, commercial paper or cash and equivalents, if applicable.

Holdings are subject to change.

Sector Diversification

Sector	Percent of Net Assets
Health Care	23.8%
Financials	18.9%
Information Technology	17.7%
Industrials	15.8%
Materials	7.9%
Consumer Staples	6.2%
Communication Services	2.9%
Consumer Discretionary	2.3%
Real Estate	2.1%
Other assets and liabilities (net)	2.4%
Total	100.0%

May include companies representing multiple industries within a single “Sector”.

28

June 30, 2023
Impax Global Environmental Markets Fund

Portfolio Managers’ Comments

Portfolio Manager Hubert Aarts

Portfolio Manager Siddharth Jha

Portfolio Manager David Winborne Sub-Adviser Impax Asset Management Ltd.

How did the Impax Global Environmental Markets Fund perform for the period?

For the six-month period ended June 30, 2023, the Investor Class, Class A, and Institutional Class shares of the Fund had total returns of 11.67%, 11.64%, and 11.81%, respectively, versus 13.93% for the MSCI All-Country World (Net) Index (“MSCI ACWI”) and 21.09% for the FTSE Environmental Opportunities Index Series (“FTSE EOAS”).

What factors or portfolio holdings contributed to the Fund’s performance?

The Fund’s allocation to Industrials and Information Technology sectors provided the highest contribution to absolute performance. Policy tailwinds, resilient end market demand and pricing power led to strength for Smart & Efficient Grid holdings while Waste Management & Recycling holdings moved higher during this volatile period, as investors rotated back into high-quality defensive business models with durable demand and the ability to manage inflationary pressure. Resilient and growing end-market demand, as well as margin expansion stemming from abating supply chain headwinds, led to outperformance from Industrial Energy Efficiency and Building Energy Efficiency holdings.

Digital Infrastructure exposure was another area of strength for the portfolio, as solid earnings delivery, favorable demand outlook, and long-term secular trends related to artificial intelligence (AI) and automation propelled gains for cloud computing and semiconductor holdings.

The below holdings contributed to performance on an absolute basis:

Pentair PLC (Water Treatment, US) advanced during the period, following a challenging 2022 in which concerns around slowing US residential activity caused the share price to decline. In our view, while top line headwinds will likely persist

29

June 30, 2023
Impax Global Environmental Markets Fund, continued

in 2023, cost cutting measures should lead to margin expansion. Management also raised long-term margin guidance, anticipating contributions from their three core segments: Water Solutions, Pool, and Industrial Flow Control.

Microsoft Corp. (Cloud Computing, US) rose due to continued investor optimism regarding the company’s ability to benefit from recent AI innovations through both the provision of cloud computing power through their Azure platform, together with impressive integration of AI solutions into the Microsoft product suite. The stock has also benefitted from ‘safe haven’ status due to the company’s strong balance sheet and ability to generate positive free cash flow.

Ansys, Inc. (Efficient IT, US) moved higher during the first half of the year, with the market focused on their attractive subscription-based business model with recurring revenue, strong automotive and semiconductor end market demand, and opportunities in areas such as high-performance computing, transitioning to the cloud, and a deepening penetration across existing customers. Ansys, Inc. has rebounded strongly to start 2023, after being one of the most significant portfolio detractors in 2022 given the broader market rotation from growth and quality into value, as well as rising rate and recession concerns, which created weakness for the software sector.

What factors or portfolio holdings detracted from the Fund’s performance?

The Fund’s exposure to Healthcare was an area of weakness during the reporting period. Environmental Testing & Monitoring holdings continued to move lower given concerns around slowing instrument sales and the remainder of calendar year 2023 due to recessionary fears, de-stocking headwinds, and a slow-down in early-stage biotech business.

The below holdings detracted from performance on an absolute basis:

Agilent Technologies, Inc. (Environmental Testing & Monitoring, US) has moved lower during the year, given negative market sentiment around the outlook for instrument sales for the rest of 2023.

Waters Corp. (Environmental Testing & Monitoring, US) sold off during the period given concerns around near-term end market demand for 2023. As the leading supplier of liquid chromatography equipment and services with strong competitive advantages, the outlook for market growth in the biopharma space remains strong, despite the short-term price weakness.

30

June 30, 2023

DSM-Firmenich AG (Sustainable Agriculture, Switzerland) has trended lower as concerns over weak vitamin pricing and poor supplements demand have weighed on top-line and margin expectations. In addition, the Flavour & Fragrance division has experienced a longer-than-anticipated destocking period. The recent Q2 results confirmed weakness in some pockets of end demand, but the company has announced action to reduce its exposure to commodity vitamins and to focus on post-merger cost synergies.

Portfolio Highlights (Unaudited)

Returns—Period ended June 30, 2023

			Total Return		Average Annual Return
Share Class	Ticker Symbol		YTD	1 Year	3 Years	5 Years	10 Years
Investor Class[1]	PGRNX		11.67%	21.91%	11.47%	8.86%	8.91%
Class A1,2,4	PXEAX	NAV[3]	11.64%	21.89%	11.46%	8.84%	8.91%
		POP	5.49%	15.17%	9.38%	7.62%	8.30%
Institutional Class[1]	PGINX		11.81%	22.23%	11.77%	9.13%	9.18%
MSCI ACWI (Net) Index			13.93%	16.53%	10.99%	8.10%	8.75%
FTSE Environmental Opportunities Index Series			21.09%	22.21%	16.70%	13.00%	12.03%

See ‘Glossary of Terms’ for descriptions of benchmarks.

These figures represent past performance, which is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Total returns for periods of less than one year have not been annualized. For most recent month-end performance data, please visit www.impaxam.com or call 800.767.1729.

[1]

The Fund’s investment adviser assumed certain expenses during the 5-year and 10-year periods; total returns would have been lower had these expenses not been assumed. Total return figures include reinvested dividends and capital gains distributions, and changes in principal value, and do not reflect the taxes that a shareholder might pay on Fund distributions or on the redemption of Fund shares.

[2]

A 1.00% CDSC (contingent deferred sales charge) may be charged on any shares sold within 18 months of purchase over $1 million. POP (public offering price) reflects the maximum sales load for the Fund’s Class A Shares of 5.50%. NAV performance does not reflect the deduction of the sales load of the CDSC, which if reflected would reduce the performance shown.

[3]	NAV is Net Asset Value.

[4]

Inception of Class A shares is May 1, 2013. The performance information shown for Class A shares includes the performance of Investor Class shares, adjusted to reflect the sales charge applicable to Class A shares, for the period prior to Class A inception.

31

June 30, 2023
Impax Global Environmental Markets Fund, continued
Portfolio Highlights (Unaudited), continued

Asset Allocation	Percent of Investments
Foreign Stocks	37.2%
U.S. Stocks	61.7%
Cash & Cash Equivalents	1.1%
Total	100.0%

Top Ten Holdings

Company	Percent of Net Assets
Waste Management, Inc.	4.4%
Linde, PLC	4.3%
Republic Services, Inc.	3.8%
Air Liquide SA	3.1%
Schneider Electric SE	3.0%
Agilent Technologies, Inc.	3.0%
Microsoft Corp.	3.0%
Veolia Environnement SA	2.9%
Pentair PLC	2.8%
United Rentals, Inc.	2.6%
Total	32.9%

Ten largest holdings do not include money market securities, certificates of deposit, commercial paper or cash and equivalents, if applicable.

Holdings are subject to change.

Geographical Diversification

Percent of Net Assets
United States	61.6%
France	11.1%
United Kingdom	5.8%
Germany	4.2%
Denmark	4.1%
Japan	4.0%
Taiwan	2.9%
Ireland	1.9%
Netherlands	1.7%
Switzerland	1.5%
Other Assets and liabilities (net)	1.2%
Total	100.0%

32

June 30, 2023

Sector Diversification

Sector	Sub Sector	Percent of Net Assets
	New Energy		22.7%
	Renewable Energy Developers & IPPs	2.5%
	Wind Power Generation Equipment	1.5%
	Smart & Efficient Grids	4.9%
	Industrial Energy Efficiency	11.7%
	Buildings Energy Efficiency	2.1%

	Clean and Efficient Transport		5.8%
	E-Bikes & Bicycles	1.2%
	Advanced Road Vehicles & Devices	4.6%

	Sustainable Food		16.5%
	Technology & Logistics	5.2%
	Food Safety & Packaging	6.7%
	Sustainable Agriculture	4.6%
	Water		16.6%
	Water Distribution & Infrastructure	4.4%
	Water Treatment	7.1%
	Water Utilities	5.1%
	Circular Economy		12.6%
	General Waste Management	8.2%
	Recycled, Recyclable Products & Biomaterials	1.8%
	Resource Circularity & Efficiency	2.6%
	Smart Environment		24.6%
	Environmental Testing & Monitoring	6.3%
	Efficient IT	13.7%
	Cloud Computing	4.6%
	Other assets and liabilities (net)	1.2%	1.2%
	Total	100.0%	100.0%

May include companies representing multiple industries within a single “Sector”.

33

June 30, 2023
Impax Ellevate Global Women’s Leadership Fund

Portfolio Managers’ Comments

Portfolio Manager Scott LaBreche

Portfolio Manager Christine Cappabianca

For the six-month period ended June 30, 2023, the Investor and Institutional Class shares of the Fund had total returns of 10.53% and 10.62%, respectively, compared to 17.13% for the Impax Global Women’s Leadership Index (Women’s Index), 15.09% for the MSCI World (Net) Index (World Index) and 11.75% for the Lipper Global Multi-Cap Core Funds Index.

What factors or portfolio holdings contributed to the Fund’s performance?

The Impax Ellevate Global Women’s Leadership Fund underperformed the World Index in the first half of 2023. The portfolio’s high conviction exposure to companies identified as gender leaders by the Impax Gender Score was a key driver to the Fund’s underperformance. While the Gender Score has been a historically positive contributor to portfolio performance, it struggled over the reporting period.

Although the Fund underperformed during the reporting period, the Fund’s underperformance was mitigated by a few factors. The portfolio’s lack of Energy exposure due to its fossil fuel free profile was a tailwind over the reporting as the Energy sector underperformed relative to other sectors and helped offset some of the Fund’s negative performance. Security selection within Utilities, Industrials, and Health Care was also additive, led by Schneider Electric SE, Edison International, and Cardinal Health, Inc., which outperformed their peers. In addition, the portfolio holding in Amazon was a tailwind because, like other mega cap companies, it performed well in a narrow market.

What factors or portfolio holdings detracted from the Fund’s performance?

The Fund’s limited exposure to mega cap companies, many of which are identified by the Gender Score as gender laggards as they do not offer strong gender characteristics, hurt performance. Mega cap companies not held in the portfolio because they fall outside of the Fund’s gender universe like NVIDIA Corp., Meta, Tesla, and Alphabet, accounted for over a third of the Fund’s underperformance.

34

June 30, 2023

Sector allocation was also a negative contributor in the period. The Fund was overweight to Consumer Staples, Health Care, and Financials, sectors that all underperformed, and the Fund was underweight to Information Technology, a sector with several stocks that posted outsized returns relative to other sectors.

Portfolio Highlights (Unaudited)

Returns—Period ended June 30, 2023

		Total Return		Average Annual Return
Share Class	Ticker Symbol	YTD	1 Year	3 Years	5 Years	10 Years
Investor Class[1]	PXWEX	10.53%	13.35%	7.73%	6.50%	8.41%
Institutional Class[1]	PXWIX	10.62%	13.64%	8.00%	6.76%	8.68%
Impax Global Women’s Leadership (Net) Index*		17.13%	19.52%	9.97%	8.32%
MSCI World (Net) Index		15.09%	18.51%	12.18%	9.07%	9.50%
Lipper Global Multi-Cap Core Funds Index		11.75%	15.05%	10.67%	6.99%	8.00%

See ‘Glossary of Terms’ for descriptions of benchmarks.

These figures represent past performance, which is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Total returns for periods of less than one year have not been annualized. For most recent month-end performance data, please visit www.impaxam.com or call 800.767.1729.

*	Inception date of Women’s Index is February 28, 2014.

[1]

On June 4, 2014 the Pax World Global Women’s Equality Fund merged into the Pax Ellevate Global Women’s Leadership Fund (the fund), pursuant to an Agreement and Plan of Reorganization dated March 4, 2014 (the “Reorganization”). Because the Fund had no investment operations prior to the closing of the Reorganization, Pax World Global Women’s Equality Fund (the “Predecessor Fund”) is treated as the survivor of the Reorganization for account and performance reporting purposes. Accordingly, all performance and other information shown for the Fund for periods prior to June 4, 2014 is that of the Predecessor Fund. Total return figures include reinvested dividends and capital gains distributions, and changes in principal value, and do not reflect the taxes that a shareholder might pay on Fund distributions or on the redemption of Fund shares.

Asset Allocation	Percent of Investments
Foreign Stocks	33.0%
U.S. Stocks	66.3%
Cash & Cash Equivalents	0.7%
Total	100.0%

35

June 30, 2023
Impax Ellevate Global Women’s Leadership Fund, continued
Portfolio Highlights (Unaudited), continued

Top Ten Holdings

Company	Percent of Net Assets
Apple, Inc.	4.0%
Microsoft Corp.	3.9%
Amazon.com, Inc.	3.1%
Accenture PLC, Class A	1.9%
Coca-Cola Co., The	1.8%
Schneider Electric SE	1.7%
Bristol-Myers Squibb Co.	1.7%
Starbucks Corp.	1.6%
Autodesk, Inc.	1.5%
lululemon athletica, Inc.	1.5%
Total	22.7%

Ten largest holdings do not include money market securities, certificates of deposit, commercial paper or cash and equivalents, if applicable.

Holdings are subject to change.

Sector Diversification

Sector	Percent of Net Assets
Information Technology	19.1%
Financials	16.9%
Health Care	15.9%
Consumer Discretionary	14.6%
Consumer Staples	10.9%
Communication Services	7.7%
Materials	5.1%
Industrials	4.2%
Utilities	3.7%
Real Estate	0.8%
Other assets and liabilities (net)	1.1%
Total	100.0%

May include companies representing multiple industries within a single “Sector”.

36

June 30, 2023

Geographical Diversification

Country	Percent of Net Assets
United States	66.0%
United Kingdom	9.0%
France	5.8%
Norway	4.2%
Sweden	2.2%
Germany	2.2%
Canada	2.0%
Australia	1.7%
Netherlands	1.6%
Switzerland	1.2%
Denmark	1.1%
Spain	0.6%
Italy	0.5%
Hong Kong	0.2%
Finland	0.1%
New Zealand	0.1%
Singapore	0.1%
Belgium	0.1%
Israel	0.1%
Portugal	0.1%
Japan	0.0%*
Ireland	0.0%*
Other Assets and liabilities (net)	1.1%
Total	100.0%

*	Rounds to less than 0.05%.

37

June 30, 2023
Impax International Sustainable Economy Fund

Portfolio Managers’ Comments

Portfolio Manager Scott LaBreche

Portfolio Manager Christine Cappabianca

 How did the Impax International Sustainable Economy Fund (the Fund) perform for the period?

For the six-month period ended June 30, 2023, the Institutional Class and Investor Class shares of the Fund had total returns of 12.63% and 12.45%, respectively, compared to 11.67% for the MSCI EAFE (Net) Index (EAFE Index) and 11.73% for the Lipper International Large-Cap Core Funds Index.

What factors or portfolio holdings contributed to the Fund’s performance?

The Fund outperformed over the first six months of 2023. The portfolio’s overweight positions in Information Technology, which was driven by the rebound in semi-conductors and initiated by the exuberance around the potential of artificial intelligence and the portfolio’s underweight in Consumer Staples, which suffered as investors became less bearish, was additive to performance, as was the Fund’s lack of exposure to traditional Energy companies.

While not owning traditional Energy companies was a headwind to the Fund in 2022, the lack of exposure to carbon-based energy companies has been beneficial in 2023. The Fund’s energy efficiency approach, which replaces traditional fossil fuel exposure with companies that are focused on reducing energy consumption through energy efficient solutions, has added value this year, due to excess returns from Industrial energy solution providers like Schneider Electric SE, and Yaskawa Electric Corp.

Stock selection, which is predominantly driven by MSCI’s ESG Rating, was a key driver of excess return. The Fund’s allocation towards securities with higher ESG ratings has been positive this year as securities with MSCI ESG scores in the top tier of the universe (where the portfolio allocated most of its capital) were the strongest performers in the EAFE Index universe, while companies considered ESG laggards (where the portfolio seeks to avoid investing in) based on their MSCI ESG Rating, delivered the worst performance for the half year. There were a few standout performers with high ESG ratings, including SAP SE, ASML Holding NV, and Tokyo Electron, Ltd.

38

June 30, 2023

What factors or portfolio holdings detracted from the Fund’s performance?

While the Impax International Sustainable Economy Fund outperformed the EAFE Index over the reporting period, the following were detractors to Fund performance.

The Fund’s underweight allocation to Consumer Discretionary hurt performance, as the sector was one of the top three performing sectors for the EAFE Index over the reporting period. The portfolio’s underweight positions in LVMH Moet Hennessy Louis Vuitton and Amadeus IT Group SA which were up significantly in the period, were most impactful.

Within Communication Services, the Fund’s overweight allocation relative to the EAFE Index and security selection were detractors to performance.

Security selection within Industrials also hurt performance as underweights to strong performing securities like Hitachi, Ltd., DHL Group, and Computershare, Ltd. were a drag during the period.

Portfolio Highlights (Unaudited)

Returns—Period ended June 30, 2023

		Total Return		Average Annual Return
Share Class	Ticker Symbol	YTD	1 Year	3 Years	5 Years	10 Years
Institutional Class[1]	PXNIX	12.63%	17.41%	7.42%	4.69%	5.17%
Investor Class[1,2]	PXINX	12.45%	17.11%	7.15%	4.42%	4.89%
MSCI EAFE (Net) Index		11.67%	18.77%	8.93%	4.39%	5.41%
Lipper International Large-Cap Core Funds Index		11.73%	17.49%	10.22%	3.74%	4.92%

See ‘Glossary of Terms’ for descriptions of benchmarks.

These figures represent past performance, which is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Total returns for periods of less than one year have not been annualized. For most recent month-end performance data, please visit www.impaxam.com or call 800.767.1729.

[1]

Prior to March 31, 2021, Impax International Sustainable Economy Fund was known as Pax MSCI EAFE ESG Leaders Index Fund (the “EAFE ESG Index Fund”) and the strategy of the Fund differed from its current strategy. Accordingly, performance of the Fund for periods prior to March 31, 2021 may not be representative of the performance the Fund would have achieved had the Fund been following its current strategy. Effective March 31, 2014, the EAFE ESG Index Fund acquired the assets of Pax World International Fund, a series of Pax World Funds Series Trust I, and of Pax MSCI EAFE ESG Index ETF, a series of Pax World Funds Trust II, pursuant to an Agreement and Plan of Reorganization dated December 13, 2013 (the “Reorganizations”). Because the EAFE ESG Index Fund had no investment operations prior to the closing of the Reorganizations, and based

39

June 30, 2023
Impax International Sustainable Economy Fund, continued
Portfolio Highlights (Unaudited), continued

on the similarity of the EAFE ESG Index Fund to Pax MSCI EAFE ESG Index ETF, Pax MSCI EAFE ESG Index ETF (the “Predecessor Fund”) is treated as the survivor of the Reorganizations for accounting and performance reporting purposes. Accordingly, all performance and other information shown for the International Sustainable Economy Fund for periods prior to March 31, 2014 is that of the Predecessor Fund. Total return figures include reinvested dividends and capital gains distributions, and changes in principal value, and do not reflect the taxes that a shareholder might pay on Fund distributions or on the redemption of Fund shares.

[2]

Inception of the Investor Class is March 31, 2014. The performance information shown for the Investor Class shares for periods prior to March 31, 2014 includes the performance of the Predecessor Fund. These returns have been adjusted to reflect the expenses allocable to Investor Class.

Asset Allocation	Percent of Investments
Foreign Stocks	99.4%
Cash & Cash Equivalents	0.6%
Total	100.0%

Top Ten Holdings

Company	Percent of Net Assets
ASML Holding NV	3.2%
Novo Nordisk A/S, Class B	2.9%
AstraZeneca PLC	2.8%
HSBC Holdings PLC	2.5%
AIA Group, Ltd.	2.2%
Schneider Electric SE	2.1%
RELX PLC	2.0%
Tokyo Electron, Ltd.	1.9%
Novartis AG	1.8%
Hitachi, Ltd.	1.8%
Total	23.2%

Ten largest holdings do not include money market securities, certificates of deposit, commercial paper or cash and equivalents, if applicable.

Holdings are subject to change.

40

June 30, 2023

Sector Diversification

Sector	Percent of Net Assets
Industrials	19.8%
Financials	19.1%
Health Care	14.6%
Consumer Discretionary	10.2%
Information Technology	8.2%
Communication Services	7.8%
Consumer Staples	7.6%
Materials	5.3%
Utilities	4.0%
Real Estate	2.1%
Other assets and liabilities (net)	1.3%
Total	100.0%

May include companies representing multiple industries within a single “Sector”.

Geographical Diversification

Country	Percent of Net Assets
Japan	23.9%
United Kingdom	14.2%
France	11.5%
Switzerland	9.2%
Germany	7.5%
Australia	6.4%
Netherlands	4.7%
Hong Kong	3.6%
Sweden	3.5%
Denmark	3.3%
Italy	2.2%
Spain	2.1%
Austria	1.6%
Finland	1.1%
Belgium	0.8%
Ireland	0.8%
Singapore	0.7%
Israel	0.6%
Norway	0.6%
Poland	0.2%
Portugal	0.2%
Other Assets and liabilities (net)	1.3%
Total	100.0%

41

June 30, 2023
Impax Core Bond Fund

Portfolio Managers’ Comments

Portfolio Manager Tony Trzcinka, CFA

How did the Impax Core Bond Fund (the Fund) perform for the period?

For the six-month period ended June 30, 2023, the Investor Class and Institutional Class shares of the Fund had total returns of 2.21% and 2.20%, respectively, compared to 2.09% for the Bloomberg US Aggregate Bond Index (the Index) and 2.54% for the Lipper Core Bond Funds Index.

What factors or portfolio holdings contributed to the Fund’s performance?

The Fund benefitted from both allocation and security selection decisions across multiple sectors. The portfolio’s underweight allocation to treasuries coupled with positive security selection within this sector as well as an overweight allocation to corporates were the biggest drivers of performance.

The US Treasury yield curve further inverted1 over the period, with the 2-year segment rising by 47 bps while the 10-year segment fell by 4 bps, benefitting the Fund’s treasury holdings, which are longer dated, as a result. Security selection among securitized products was also a positive contributor, as was an off-benchmark allocation to collateralized mortgages.

The bonds of GoodLeap Sustainable Home Solutions Trust, a sustainable asset based security consisting of solar loans, bounced back during the period after experiencing significant spread widening during Q4 ’22. These bonds also benefited from the risk-on rally during the latter half of the period.

Taxable municipals, such as the Massachusetts School Building Authority Sales Tax Revenue Bonds, performed well during the period.

A long-dated Senior Unsecured bond from Qualcomm Inc. performed well over the period benefitting from the rally in the technology sector as well as declining long-term yields.

What factors or portfolio holdings detracted from the Fund’s performance?

Despite positive contributions from an overweight allocation to corporates, which benefited from generally declining spreads, negative security selection among the Financial Institutions and Communications sectors somewhat offset the positive

42

June 30, 2023

performance. However, the risk-on investing environment experienced during the latter half of the period befitted the lower rated segment of the corporate market, most notably the Fund’s BB rated credits.

Shorter-dated positions in supranational bonds issued by the International Bank of Reconstruction and Development, the lending arm of the World Bank, and the European Investment Bank detracted as short-term rates rose over the period.

Brandywine Realty Trust, an office REIT, underperformed due to its exposure to office assets and general market unease after the collapse of Silicon Valley Bank. The bonds are low BBB rated and there is a concern that they could be downgraded to high yield.

[1]

The yield curve graphically represents yields on similar bonds across a variety of maturities. An inverted yield curve occurs when short-term debt instruments have higher yields than long-term debt instruments of the same credit risk profile.

Portfolio Highlights (Unaudited)

Returns—Period ended June 30, 2023

		Total Return		Average Annual Return
Share Class	Ticker Symbol	YTD	1 Year	3 Years	5 Years	Since Inception[1]
Institutional Class[2]	PXBIX	2.21%	-0.86%	-3.83%	0.61%	0.81%
Investor Class[2]	PAXBX	2.20%	-0.99%	-4.04%	0.38%	0.57%
Bloomberg US Aggregate Bond Index		2.09%	-0.94%	-3.96%	0.77%	1.04%
Lipper Core Bond Funds Index		2.54%	-0.32%	-3.39%	1.09%	1.31%

See ‘Glossary of Terms’ for descriptions of benchmarks.

These figures represent past performance, which is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Total returns for periods of less than one year have not been annualized. For most recent month-end performance data, please visit www.impaxam.com or call 800.767.1729.

[1]	The Fund’s inception date is December 16, 2016.

[2]

Total return figures include reinvested dividends and capital gains distributions, and changes in principal value, and do not reflect the taxes that a shareholder might pay on Fund distributions or on the redemption of Fund shares.

43

June 30, 2023
Impax Core Bond Fund, continued
Portfolio Highlights (Unaudited), continued

Asset Allocation	Percent of Investments
U.S. Bonds	63.3%
Foreign Bonds	23.2%
Supranational Bonds	12.3%
Cash & Cash Equivalents	1.2%
Total	100.0%

Top Ten Holdings

Company	Percent of Net Assets
United States Treasury Note, 3.875%, 05/15/43	5.9%
United States Treasury Note, 3.625%, 05/15/53	3.2%
United States Treasury Note, 3.625%, 03/31/28	2.3%
United States Treasury Note, 3.625%, 05/15/26	1.7%
United States Treasury Note, 3.500%, 02/15/33	1.2%
United States Treasury Note, 3.750%, 05/31/30	1.0%
International Bank for Reconstruction & Development, 1.625%, 01/15/25	0.9%
European Investment Bank, 3.250%, 01/29/24	0.7%
Kreditanstalt fuer Wiederaufbau, 2.625%, 02/28/24	0.6%
United States Treasury Note (TIPS), 0.375%, 07/15/27	0.5%
Total	18.0%

Ten largest holdings do not include money market securities, certificates of deposit, commercial paper or cash and equivalents, if applicable.

Holdings are subject to change.

Fixed Income Sector Diversification

Sector	Percent of Net Assets
Corporate Bonds	36.9%
Mortgage-Backed Bonds	25.0%
Treasury Bonds	17.0%
Supranational Bonds	10.7%
Asset-Backed Securities	5.3%
Agency/Gov’t Related Bonds	1.9%
Municipal Bonds	1.7%
Community Investment Notes	0.1%
Other assets and liabilities (net)	1.4%
Total	100.0%

44

June 30, 2023

Credit Quality*

Bond Rating	Percent of Bonds
U.S. Government	40.8%
AAA	17.1%
AA+	1.6%
AA	1.4%
AA-	2.0%
A+	1.3%
A	6.4%
A-	6.3%
BBB+	5.9%
BBB	5.9%
BBB-	2.8%
BB+	0.8%
BB	0.9%
BB-	0.8%
B+	0.2%
B	0.2%
CCC	0.1%
Not Rated	5.5%
Total	100.0%

*

Credit quality ratings by Standard & Poor’s assist investors by evaluating the credit worthiness of many bond issues. AAA: An obligation rated ‘AAA’ has the highest rating assigned by S&P Global Ratings. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong. AA: An obligation rated ‘AA’ differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong. A: An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong. BBB: An obligation rated ‘BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation. BB: An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation. Not Rated: This indicates that no rating has been requested, or that there is insufficient information on which to base a rating, or that Standard & Poor’s does not rate a particular obligation as a matter of policy,

45

June 30, 2023
Impax High Yield Bond Fund

Portfolio Managers’ Comments

Portfolio Manager Peter Schwab, CFA

Portfolio Manager Kent Siefers

How did the Impax High Yield Bond Fund (the Fund) perform for the period?

For the six-month period ended June 30, 2023, the Investor Class, Class A, and Institutional Class shares of the Fund had total returns of 4.05%, 4.23%, and 4.37%, respectively, compared to the 4.84% for the ICE BofA BB-B US Cash Pay High Yield Constrained Index (the Index) and 4.98% for the Lipper High Yield Bond Funds Index.

What factors or portfolio holdings contributed to the Fund’s performance?

The Fund’s performance was characterized by negative allocation effects, which were partially offset by positive security selection from several sectors, notably the Basic Industry, Services, Capital Goods, and Technology & Electronics sectors.

The bonds of Cimpress PLC, a company that provides mass customization for marketing services, performed well over the period on the back of a better-than-expected 3Q ’22 earnings.

Diversey Holdings Limited, a chemical company that develops and delivers hygiene, infection prevention, and cleaning products, agreed to be acquired by Solenis, a specialty chemical supplier. The bonds were called at a premium.

The bonds of LBM Acquisition LLC, a building materials distributor, rebounded over the period on the back of more resilient performance and a general improvement in risk sentiment for lower rated credits.

What factors or portfolio holdings detracted from the Fund’s performance?

The Fund’s underperformance during this period was driven primarily by allocation decisions, most notably the underweight to the Leisure sector, a sector where the Fund has been underweight as it has not seen attractive opportunities from a risk-reward perspective that are also aligned with the transition to a more sustainable economy. The Fund’s overweights to Telecommunications and Media sectors also hurt performance. Lack of Energy sector exposure was a modest detractor.

46

June 30, 2023

Diebold Nixdorf Inc., an ATM manufacturer, had been facing operational headwinds for some time. The company filed for Chapter 11 bankruptcy in June 2023.

Late in the period the outlook for Carnival Corporation, a cruise ship owner and operator, was upgraded to “Positive” by S&P on the back of better-than-expected earnings and improved forward guidance. Despite its large weight in the index, the company is not owned by the Fund as the Portfolio Managers view this segment of the Leisure sector to have low transition opportunities and the risk-reward proposition has not been attractive.

The bonds of United Natural Foods, Inc., a distributor of natural foods, fell on the back of a 3Q ’23 earnings miss. The company also cut its annual profit forecast for the second time.

Portfolio Highlights (Unaudited)

Returns—Period ended June 30, 2023

			Total Return		Average Annual Return
Share Class	Ticker Symbol		YTD	1 Year	3 Years	5 Years	10 Years
Investor Class	PAXHX		4.05%	6.82%	0.76%	2.32%	2.81%
Class A1,3	PXHAX	NAV[2]	4.23%	6.81%	0.77%	2.36%	2.84%
		POP	-0.45%	2.02%	-0.77%	1.43%	2.37%
Institutional Class	PXHIX		4.37%	7.28%	1.06%	2.61%	3.09%
ICE BofA Merrill Lynch U.S. High Yield - Cash Pay - BB-B (Constrained 2%) Index			4.84%	8.54%	2.62%	3.37%	4.34%
Lipper High Yield Bond Funds Index			4.98%	8.31%	3.72%	3.02%	3.93%

See ‘Glossary of Terms’ for descriptions of benchmarks.

These figures represent past performance, which is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Total returns for periods of less than one year have not been annualized. For most recent month-end performance data, please visit www.impaxam.com or call 800.767.1729.

[1]

A 1.00% CDSC (contingent deferred sales charge) may be charged on any shares sold within 18 months of purchase over $1 million. POP (public offering price) reflects the maximum sales load for the Fund’s Class A Shares of 4.50%. NAV performance does not reflect the deduction of the sales load of the CDSC, which if reflected would reduce the performance shown.

[2]	NAV is Net Asset Value.

[3]

Inception of Class A shares is May 1, 2013. The performance information shown for Class A shares includes the performance of Investor Class shares, adjusted to reflect the sales charge applicable to Class A shares, for the period prior to Class A inception.

47

June 30, 2023
Impax High Yield Bond Fund, continued
Portfolio Highlights (Unaudited), continued

Asset Allocation	Percent of Investments
U.S. Bonds	83.6%
Foreign Bonds	10.3%
Loans	3.4%
U.S. Stocks	0.2%
Cash & Cash Equivalents	2.5%
Total	100.0%

Top Ten Holdings

Company	Percent of Net Assets
CCO Holdings, LLC/Capital Corp., 4.750%, 03/01/30	1.2%
Darling Ingredients, Inc., 6.000%, 06/15/30	1.0%
Avantor Funding, Inc., 4.625%, 07/15/28	0.9%
NCR Corp., 5.125%, 04/15/29	0.9%
Graphic Packaging International, LLC, 3.750%, 02/01/30	0.8%
Iron Mountain, Inc., 4.875%, 09/15/29	0.8%
United Natural Foods, Inc., 6.750%, 10/15/28	0.8%
Prime Security Services Borrower, LLC/Finance, Inc., 6.250%, 01/15/28	0.8%
Interface, Inc., 5.500%, 12/01/28	0.8%
VM Consolidated, Inc., 5.500%, 04/15/29	0.8%
Total	8.8%

Ten largest holdings do not include money market securities, certificates of deposit, commercial paper or cash and equivalents, if applicable.

Holdings are subject to change.

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June 30, 2023

Sector Diversification

Sector	Percent of Net Assets
Media	10.9%
Health Care	9.0%
Capital Goods	8.6%
Services	8.6%
Telecommunications	8.1%
Technology & Electronics	8.1%
Basic Industry	8.0%
Consumer Goods	6.7%
Retail	5.8%
Automotive	5.3%
Real Estate	4.9%
Financial Services	3.7%
Utility	2.9%
Leisure	2.0%
Insurance	1.3%
Transportation	0.5%
Community Investment Notes	0.2%
Other assets and liabilities (net)	5.4%
Total	100.0%

May include companies representing multiple industries within a single “Sector”.

Credit Quality*

Bond Rating	Percent of Bonds
BBB+	0.5%
BBB	0.6%
BBB-	4.2%
BB+	12.6%
BB	14.7%
BB-	21.4%
B+	14.7%
B	13.1%
B-	9.3%
CCC+	6.1%
CCC	1.5%
CCC-	0.4%
NR	0.9%
Total	100.0%

*	See bond rating descriptions on page 45.

49

June 30, 2023
Impax Sustainable Allocation Fund

Portfolio Managers’ Comments

Portfolio Manager Andrew Braun

Portfolio Manager Nathan Moser, CFA

Portfolio Manager Tony Trzcinka, CFA

Portfolio Manager Peter Schwab, CFA

Portfolio Manager Kirsteen Morrison

How did the Impax Sustainable Allocation Fund (the Fund) perform for the period?

For the six-month period ended June 30, 2023, the Investor Class and Institutional Class shares of the Fund had total returns of 7.49% and 7.60%, respectively, compared to 16.89% for the S&P 500 Index and 10.81% for the 60% S&P 500 Index / 40% Bloomberg US Aggregate Bond Index blend (the Blended Index) and 7.51% for the Morningstar Allocation--50% to 70% Equity category average.

Relative to peers in the Morningstar Allocation--50% to 70% Equity category, the Fund’s institutional share class ranked in the top 66th percentile for the six-month period.

What factors or portfolio holdings contributed to the Fund’s performance?

After a challenging 2022, equity markets have rallied year to date, with very narrow market leadership from mega-caps with exposure to artificial intelligence outpacing the rest of the market. The robust return of US equities of 16.89% as represented by the S&P 500 was the main contributor to the Fund’s total return in the first half of 2023.

The allocation to high yield bonds was a modest positive contributor, as high yield delivered a better return than investment grade bonds as represented in the Bloomberg US Aggregate Bond Index.

While the allocation to international equities detracted from Fund performance, the International Sustainable Economy Fund outperformed the MSCI EAFE index, modestly contributing to performance.

50

June 30, 2023

What factors or portfolio holdings detracted from performance?

The underperformance relative to the Blended Index was primarily due to the underperformance of underlying funds in the Fund, most notably the Impax Large Cap Fund.

The Impax Large Cap Fund which represents the core allocation to US equities, was the largest detractor as it underperformed the S&P500, primarily due to stock selection. The market’s narrow leadership in the period meant that the active returns were driven more by what was not owned than what was owned. The largest individual contributors to underperformance were names not held in the portfolio. Nvidia almost doubled in the first half of the year after a weak 2022, with impressive earnings and forward guidance related to their position as a leader in artificial intelligence. The two other large drivers of underperformance were Meta, which does not align well with the transition to a more sustainable economy, and Tesla, which does not meet Impax’s bottom up ESG standard, primarily due to governance.

The Sustainable Allocation Fund’s allocation to international equities also detracted from relative performance, as non-US equities, which are not a component of the Fund’s primary benchmark, the S&P 500, delivered a solid 11.67% return, as represented by the MSCI EAFE Index, but still underperformed US equities, which returned 16.89% as measured by the S&P 500 over the reporting period.

51

June 30, 2023
Impax Sustainable Allocation Fund, continued
Portfolio Highlights (Unaudited)

Returns—Period ended June 30, 2023

		Total Return		Average Annual Return
Share Class	Ticker Symbol	YTD	1 Year	3 Years	5 Years	10 Years
Investor Class[1]	PAXWX	7.49%	7.41%	6.12%	6.80%	7.15%
Institutional Class[1]	PAXIX	7.60%	7.67%	6.38%	7.06%	7.42%
S&P 500 Index		16.89%	19.59%	14.60%	12.31%	12.86%
Blended Index		10.81%	11.24%	7.09%	7.94%	8.45%
Morningstar Moderate Allocation		7.51%	8.56%	6.44%	5.68%	6.45%

See ‘Glossary of Terms’ for descriptions of benchmarks.

These figures represent past performance, which is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Total returns for periods of less than one year have not been annualized. For most recent month-end performance data, please visit www.impaxam.com or call 800.767.1729.

[1]

Total return figures include reinvested dividends and capital gains distributions, and changes in principal value, and do not reflect the taxes that a shareholder might pay on Fund distributions or on the redemption of Fund shares.

52

June 30, 2023

Manager Allocations

Fund Allocation	Percent of Net Assets
Equity
Large-Cap/Multi-Cap Core Strategies
Impax Large Cap Fund	39.8%
Small Cap Core Strategies
Impax Small Cap Fund	3.9%
Foreign Strategies
Impax Ellevate Global Women’s Leadership Fund	2.8%
Impax Global Environmental Markets Fund	2.5%
Impax Global Opportunities Fund	2.8%
Impax Global Sustainable Infrastructure Fund	3.2%
Impax International Sustainable Economy Fund	5.0%
Total Equity	60.0%

Fixed Income
Investment Grade/Intermediate
Impax Core Bond Fund	35.0%
High Yield Strategies
Impax High Yield Bond Fund	4.3%
Total Fixed Income	39.3%

Cash & Cash Equivalents	0.7%
Total	100.0%

53

June 30, 2023
Shareholder Expense Examples (Unaudited)

Examples As a shareholder of the Funds, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. The examples on the next page are intended to help you understand your ongoing costs (in dollars) of investing in each of the Funds and compare these costs with the ongoing costs of investing in other mutual funds. For more information, see the relevant Fund’s prospectus or talk to your financial adviser. The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period beginning on January 1, 2023, and ending on June 30, 2023.

Please note that Individual Retirement Account (IRA), Coverdell Education Savings, Roth IRA, SEP-IRA, SIMPLE IRA, and 403(b)(7) accounts are charged an annual custodial fee of twenty dollars. If you are invested in one of these account types, you should add an additional $10.00 to the estimated expenses paid during the period.

Actual Expenses For each Fund, the first table on the next page provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. For the Fund, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Examples for Comparison Purposes For each Fund, the second table on the following pages provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, our costs would have been higher.

54

June 30, 2023
Shareholder Expense Examples (Unaudited), continued

Based on Actual Fund Return
	Beginning Account Value 1/1/2023	Ending Account Value 6/30/2023	Annualized Expense Ratio	Expenses Paid During Period[1]
Large Cap Fund - Investor	$ 1,000.00	$ 1,114.70	0.97%	$ 5.09
Large Cap Fund - Institutional	1,000.00	1,115.60	0.72%	3.78
Small Cap Fund - Investor	1,000.00	1,083.90	1.16%	5.99
Small Cap Fund - Class A	1,000.00	1,084.20	1.16%	5.99
Small Cap Fund - Institutional	1,000.00	1,084.70	0.91%	4.70
US Sustainable Economy Fund - Investor	1,000.00	1,152.50	0.70%	3.74
US Sustainable Economy Fund - Class A	1,000.00	1,152.70	0.70%	3.74
US Sustainable Economy Fund - Institutional	1,000.00	1,153.70	0.45%	2.40
Global Sustainable Infrastructure Fund - Investor	1,000.00	1,077.30	0.80%	4.12
Global Sustainable Infrastructure Fund - Institutional	1,000.00	1,079.40	0.55%	2.84
Global Opportunities Fund - Investor	1,000.00	1,123.00	1.23%	6.47
Global Opportunities Fund - Institutional	1,000.00	1,125.10	0.98%	5.16
Global Environmental Markets Fund - Investor	1,000.00	1,116.70	1.14%	5.98
Global Environmental Markets Fund - Class A	1,000.00	1,116.40	1.14%	5.98
Global Environmental Markets Fund - Institutional	1,000.00	1,118.10	0.89%	4.67
Global Women’s Leadership Fund - Investor	1,000.00	1,105.30	0.77%	4.02
Global Women’s Leadership Fund - Institutional	1,000.00	1,106.20	0.52%	2.72
International Sustainable Economy Fund - Investor	1,000.00	1,124.50	0.71%	3.75
International Sustainable Economy Fund - Institutional	1,000.00	1,126.30	0.46%	2.43
Core Bond Fund - Investor	1,000.00	1,022.00	0.71%	3.56
Core Bond Fund - Institutional	1,000.00	1,022.10	0.46%	2.31
High Yield Bond Fund - Investor	1,000.00	1,040.50	0.92%	4.65
High Yield Bond Fund - Class A	1,000.00	1,042.30	0.92%	4.66
High Yield Bond Fund - Institutional	1,000.00	1,043.70	0.67%	3.40
Sustainable Allocation Fund - Investor	1,000.00	1,074.90	0.30%	1.54
Sustainable Allocation Fund - Institutional	1,000.00	1,076.00	0.05%	0.26

[1]

Expenses are equal to each Funds’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period beginning on January 1, 2023 and ending on June 30, 2023).

55

June 30, 2023
Shareholder Expense Examples (Unaudited), continued

Based on Hypothetical 5% Return (before expenses)
	Beginning Account Value 1/1/2023	Ending Account Value 6/30/2023	Annualized Expense Ratio	Expenses Paid During Period[1]
Large Cap Fund - Investor	$ 1,000.00	$ 1,020.32	0.97%	$ 4.86
Large Cap Fund - Institutional	1,000.00	1,021.58	0.72%	3.61
Small Cap Fund - Investor	1,000.00	1,019.36	1.16%	5.81
Small Cap Fund - Class A	1,000.00	1,019.36	1.16%	5.81
Small Cap Fund - Institutional	1,000.00	1,020.62	0.91%	4.56
US Sustainable Economy Fund - Investor	1,000.00	1,021.68	0.70%	3.51
US Sustainable Economy Fund - Class A	1,000.00	1,021.68	0.70%	3.51
US Sustainable Economy Fund - Institutional	1,000.00	1,022.94	0.45%	2.26
Global Sustainable Infrastructure Fund - Investor	1,000.00	1,021.17	0.80%	4.01
Global Sustainable Infrastructure Fund - Institutional	1,000.00	1,022.43	0.55%	2.76
Global Opportunities Fund - Investor	1,000.00	1,019.00	1.23%	6.16
Global Opportunities Fund - Institutional	1,000.00	1,020.27	0.98%	4.91
Global Environmental Markets Fund - Investor	1,000.00	1,019.46	1.14%	5.71
Global Environmental Markets Fund - Class A	1,000.00	1,019.46	1.14%	5.71
Global Environmental Markets Fund - Institutional	1,000.00	1,020.72	0.89%	4.46
Global Women’s Leadership Fund - Investor	1,000.00	1,021.32	0.77%	3.86
Global Women’s Leadership Fund - Institutional	1,000.00	1,022.58	0.52%	2.61
International Sustainable Economy Fund - Investor	1,000.00	1,021.62	0.71%	3.57
International Sustainable Economy Fund - Institutional	1,000.00	1,022.89	0.46%	2.31
Core Bond Fund- Investor	1,000.00	1,021.63	0.71%	3.56
Core Bond Fund - Institutional	1,000.00	1,022.82	0.46%	2.31
High Yield Bond Fund - Investor	1,000.00	1,020.57	0.92%	4.61
High Yield Bond Fund - Class A	1,000.00	1,020.57	0.92%	4.61
High Yield Bond Fund - Institutional	1,000.00	1,021.83	0.67%	3.36
Sustainable Allocation Fund - Investor	1,000.00	1,023.69	0.30%	1.51
Sustainable Allocation Fund - Institutional	1,000.00	1,024.95	0.05%	0.25

[1]

Expenses are equal to each Funds’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period beginning on January 1, 2023 and ending on June 30, 2023).

56

June 30, 2023
Schedules of Investments (Unaudited)

Impax Large Cap Fund

Percent of Net Assets Name of Issuer and Title of Issue	Shares/ Principal	Value
COMMON STOCKS: 98.4%
Communication Services: 9.8%
Alphabet, Inc., Class A (a)	434,295	$51,985,111
Alphabet, Inc., Class C (a)	208,693	25,245,592
T-Mobile US, Inc. (a)	167,833	23,312,004
Walt Disney Co., The (a)	440,756	39,350,696
		139,893,403
Consumer Discretionary: 6.5%
Aptiv PLC (a)	364,940	37,256,724
Hilton Worldwide Holdings, Inc.	150,412	21,892,467
Lowe’s Cos., Inc.	147,823	33,363,651
		92,512,842
Consumer Staples: 7.2%
Colgate-Palmolive Co.	277,481	21,377,136
Procter & Gamble Co., The	175,543	26,636,895
Sysco Corp.	360,604	26,756,816
Target Corp.	214,944	28,351,114
		103,121,961
Financials: 14.2%
Citizens Financial Group, Inc.	651,742	16,997,431
CME Group, Inc.	151,305	28,035,303
Fiserv, Inc. (a)	171,242	21,602,178
JPMorgan Chase & Co.	232,501	33,814,945
MSCI, Inc.	37,719	17,701,150
PNC Financial Services Group, Inc., The	185,449	23,357,302
Visa, Inc., Class A	133,313	31,659,171
Voya Financial, Inc.	428,367	30,718,198
		203,885,678
Health Care: 15.1%
Abbott Laboratories	239,632	26,124,681
Align Technology, Inc. (a)	50,933	18,011,946
Avantor, Inc. (a)	853,494	17,530,767
Baxter International, Inc.	451,130	20,553,483
CVS Health Corp.	393,724	27,218,140
Danaher Corp.	87,710	21,050,400
IQVIA Holdings, Inc. (a)	98,339	22,103,657
Merck & Co., Inc.	374,131	43,170,976
Vertex Pharmaceuticals, Inc. (a)	59,800	21,044,218
		216,808,268

Percent of Net Assets Name of Issuer and Title of Issue	Shares/ Principal	Value
COMMON STOCKS, continued
Industrials: 9.4%
Ferguson PLC	148,372	$23,340,399
Otis Worldwide Corp.	222,787	19,830,271
Rockwell Automation, Inc.	47,340	15,596,163
Trane Technologies PLC	194,827	37,262,612
United Parcel Service, Inc., Class B	115,637	20,727,932
Xylem, Inc.	157,143	17,697,445
		134,454,822
Information Technology: 25.2% (b)
Accenture PLC, Class A	95,158	29,363,856
Apple, Inc.	408,710	79,277,479
Applied Materials, Inc.	166,206	24,023,415
Marvell Technology, Inc.	239,788	14,334,527
Microsoft Corp.	308,302	104,989,162
Palo Alto Networks, Inc. (a)(c)	73,300	18,728,883
salesforce.com, Inc. (a)	147,739	31,211,341
ServiceNow, Inc. (a)	47,879	26,906,562
TE Connectivity, Ltd.	222,983	31,253,297
		360,088,522
Materials: 5.0%
Avery Dennison Corp.	105,325	18,094,835
Crown Holdings, Inc.	197,930	17,194,179
International Flavors & Fragrances, Inc.	141,213	11,239,143
PPG Industries, Inc.	173,099	25,670,582
		72,198,739
Real Estate: 5.1%
Alexandria Real Estate Equities, Inc., REIT	190,835	21,657,865
Equinix, Inc., REIT	19,494	15,282,126
Prologis, Inc., REIT	166,857	20,461,674
Weyerhaeuser Co., REIT	469,516	15,733,481
		73,135,146
Utilities: 0.9%
American Water Works Co., Inc.	87,445	12,482,774

TOTAL COMMON STOCKS
(Cost $1,027,222,276)		1,408,582,155

57	SEE NOTES TO FINANCIAL STATEMENTS

June 30, 2023
Schedules of Investments (Unaudited), continued

Impax Large Cap Fund, continued

Percent of Net Assets Name of Issuer and Title of Issue	Shares/ Principal	Value
MONEY MARKET: 1.2%
State Street Institutional U.S. Government Money Market Fund, 5.030% (d)(e)	16,752,489	$16,752,489
(Cost $16,752,489)

TOTAL INVESTMENTS: 99.6%
(Cost $1,043,974,765)		1,425,334,644

Other assets and liabilities — (NET): 0.4%		5,366,697

NET ASSETS: 100.0%		$1,430,701,341

(a)	Non-income producing security.
(b)	Broad industry sectors used for financial reporting.
(c)	Security or partial position of this security was on loan as of June 30, 2023. The total market value of securities on loan as of June 30, 2023 was $15,350,531.
(d)	Rate shown represents annualized 7-day yield as of June 30, 2023.
(e)	Premier Class shares.

REIT - Real Estate Investment Trust

SEE NOTES TO FINANCIAL STATEMENTS	58

June 30, 2023
Schedules of Investments (Unaudited), continued

Impax Small Cap Fund

Percent of Net Assets Name of Issuer and Title of Issue	Shares/ Principal	Value
COMMON STOCKS: 95.5%
Communication Services: 2.1%
QuinStreet, Inc. (a)	1,129,918	$9,977,176
TechTarget, Inc. (a)	132,583	4,127,309
		14,104,485
Consumer Discretionary: 8.0%
Carter’s, Inc. (b)	89,826	6,521,368
Columbia Sportswear Co.	75,515	5,832,779
Deckers Outdoor Corp. (a)	12,557	6,625,827
Fox Factory Holding Corp. (a)	67,747	7,351,227
Leslie’s, Inc. (a)(b)	522,284	4,904,247
National Vision Holdings, Inc. (a)	255,669	6,210,200
Planet Fitness, Inc., Class A (a)	134,271	9,055,235
Visteon Corp. (a)	42,500	6,103,425
		52,604,308
Consumer Staples: 6.5%
BJ’s Wholesale Club Holdings, Inc. (a)	154,955	9,763,715
Darling Ingredients, Inc. (a)	218,294	13,924,974
Simply Good Foods Co., The (a)	258,620	9,462,906
US Foods Holding Corp. (a)	210,000	9,240,000
		42,391,595
Financials: 12.3%
Brightsphere Investment Group, Inc.	873,818	18,306,488
Eastern Bankshares, Inc.	490,000	6,012,300
Independent Bank Corp.	150,000	6,676,500
Victory Capital Holdings, Inc., Class A	800,000	25,232,000
Voya Financial, Inc.	341,040	24,455,978
		80,683,266
Health Care: 23.6%
Amedisys, Inc. (a)	70,000	6,400,800
Axonics, Inc. (a)	214,525	10,827,077
Chemed Corp.	9,000	4,875,030
CryoPort, Inc. (a)(b)	637,375	10,994,719
Enovis Corp. (a)	210,630	13,505,596
Envista Holdings Corp. (a)	235,000	7,952,400
Health Catalyst, Inc. (a)	1,154,475	14,430,938
Ligand Pharmaceuticals, Inc. (a)	159,320	11,486,972

Percent of Net Assets Name of Issuer and Title of Issue	Shares/ Principal	Value
COMMON STOCKS, continued
Health Care, continued
Neurocrine Biosciences, Inc. (a)	200,000	$18,860,000
OmniAb, Inc. (a)	1,148,184	5,775,366
Option Care Health, Inc. (a)	475,000	15,432,749
Pacira BioSciences, Inc. (a)	200,027	8,015,082
Prestige Consumer Healthcare, Inc. (a)	170,000	10,103,100
SI-BONE, Inc. (a)	350,343	9,452,254
UFP Technologies, Inc. (a)	33,000	6,397,050
		154,509,133
Industrials: 17.8%
Advanced Drainage Systems, Inc.	69,433	7,900,087
AZEK Co Inc., The (a)	259,349	7,855,681
Dycom Industries, Inc. (a)	84,000	9,546,600
EnPro Industries, Inc.	70,000	9,347,100
Gates Industrial Corp PLC (a)	1,227,713	16,549,571
Herc Holdings, Inc.	65,000	8,895,250
Huron Consulting Group, Inc. (a)	194,000	16,472,540
MSA Safety, Inc.	50,089	8,713,482
Stericycle, Inc. (a)	282,906	13,138,155
Verra Mobility Corp. (a)(b)	418,661	8,255,995
Vertiv Holdings Co.	411,461	10,191,889
		116,866,350
Information Technology: 14.6%
8x8, Inc. (a)(b)	2,481,799	10,498,010
A10 Networks, Inc.	425,000	6,200,750
Belden, Inc.	172,500	16,499,624
Ciena Corp. (a)	253,064	10,752,689
Extreme Networks, Inc. (a)	400,178	10,424,637
Mitek Systems, Inc. (a)	449,555	4,873,176
Onto Innovation, Inc. (a)	137,557	16,021,264
Sprout Social, Inc., Class A (a)(b)	148,724	6,865,100
Workiva, Inc. (a)	136,086	13,834,503
		95,969,753
Materials: 4.0%
Element Solutions, Inc.	461,946	8,869,363
Graphic Packaging Holding Co.	718,585	17,267,598
		26,136,961

59	SEE NOTES TO FINANCIAL STATEMENTS

June 30, 2023
Schedules of Investments (Unaudited), continued

Impax Small Cap Fund, continued

Percent of Net Assets Name of Issuer and Title of Issue	Shares/ Principal	Value
COMMON STOCKS, continued
Real Estate: 6.6%
Altus Group, Ltd.	192,910	$6,397,083
Healthcare Realty Trust, Inc., REIT	906,352	17,093,798
Rayonier, Inc., REIT	438,223	13,760,202
Terreno Realty Corp., REIT	100,000	6,010,000
		43,261,083
TOTAL COMMON STOCKS
(Cost $581,266,858)		626,526,934

MONEY MARKET: 4.5%
State Street Institutional U.S. Government Money Market Fund, 5.030% (c)(d)	29,255,881	29,255,881
(Cost $29,255,881)

TOTAL INVESTMENTS: 100.0%
(Cost $610,522,739)		655,782,815

OTHER ASSETS AND LIABILITIES — (NET): 0.0% (e)		(30,206)

NET ASSETS: 100.0%		$655,752,609

(a)	Non-income producing security.
(b)	Security or partial position of this security was on loan as of June 30, 2023. The total market value of securities on loan as of June 30, 2023 was $21,578,420.
(c)	Rate shown represents annualized 7-day yield as of June 30, 2023.
(d)	Premier Class shares.
(e)	Rounds to less than 0.05%.

REIT - Real Estate Investment Trust

SEE NOTES TO FINANCIAL STATEMENTS	60

June 30, 2023
Schedules of Investments (Unaudited), continued

Impax US Sustainable Economy Fund

Percent of Net Assets Name of Issuer and Title of Issue	Shares/ Principal	Value
COMMON STOCKS: 99.1%
Communication Services: 6.2%
Alphabet, Inc., Class A (a)	67,023	$8,022,652
Alphabet, Inc., Class C (a)	26,036	3,149,575
Electronic Arts, Inc.	4,061	526,712
Interpublic Group of Cos Inc., The	22,208	856,785
Take-Two Interactive Software, Inc. (a)	5,519	812,176
Verizon Communications, Inc.	88,773	3,301,468
Warner Bros. Discovery, Inc. (a)	47,635	597,343
		17,266,711
Consumer Discretionary: 5.3%
Aptiv PLC (a)	5,697	581,607
Bath & Body Works, Inc.	47,054	1,764,524
Best Buy Co., Inc.	14,790	1,212,041
Grand Canyon Education, Inc. (a)	13,505	1,393,851
Harley-Davidson, Inc.	12,203	429,668
Hasbro, Inc.	7,389	478,586
Home Depot, Inc., The	5,205	1,616,880
Lear Corp.	3,234	464,241
Lowe’s Cos., Inc.	5,521	1,246,090
MGM Resorts International	12,156	533,892
NVR, Inc. (a)	111	704,919
Planet Fitness, Inc., Class A (a)	31,306	2,111,276
Tractor Supply Co.	3,122	690,274
Vail Resorts, Inc.	1,963	494,205
Whirlpool Corp.	3,038	452,024
Williams-Sonoma, Inc.	3,686	461,266
		14,635,344
Consumer Staples: 4.9%
Clorox Co., The	3,670	583,677
Colgate-Palmolive Co.	13,965	1,075,864
Estee Lauder Cos, Inc., The, Class A	2,392	469,741
General Mills, Inc.	37,717	2,892,894
Hershey Co., The	1,600	399,520
J.M. Smucker Co., The	4,345	641,626
Kimberly-Clark Corp.	15,616	2,155,945
Kroger Co., The	51,105	2,401,935
Procter & Gamble Co., The	18,030	2,735,872
Walgreens Boots Alliance, Inc.	13,070	372,364
		13,729,438

Percent of Net Assets Name of Issuer and Title of Issue	Shares/ Principal	Value
COMMON STOCKS, continued
Financials: 8.1%
Affiliated Managers Group, Inc.	3,860	$578,575
Aflac, Inc.	9,787	683,133
Allstate Corp., The	29,129	3,176,226
Ameriprise Financial, Inc.	4,714	1,565,802
Bank of New York Mellon Corp., The	42,323	1,884,220
First American Financial Corp.	7,157	408,092
Hartford Financial Services Group, Inc., The	18,116	1,304,714
MarketAxess Holdings, Inc.	1,686	440,754
MasterCard, Inc., Class A	9,770	3,842,541
MetLife, Inc.	59,529	3,365,175
PayPal Holdings, Inc. (a)	9,112	608,044
PNC Financial Services Group, Inc., The	3,497	440,447
Progressive Corp., The	10,437	1,381,546
Prudential Financial, Inc.	5,335	470,654
Regions Financial Corp.	25,221	449,438
Synchrony Financial	13,065	443,165
Visa, Inc., Class A	6,750	1,602,990
		22,645,516
Health Care: 16.1%
AbbVie, Inc.	20,871	2,811,950
Agilent Technologies, Inc.	17,916	2,154,399
Amgen, Inc.	7,539	1,673,809
Bio-Rad Laboratories, Inc., Class A (a)	1,879	712,366
Bristol-Myers Squibb Co.	59,988	3,836,233
Charles River Laboratories International, Inc. (a)	2,023	425,336
CVS Health Corp.	11,847	818,983
DENTSPLY SIRONA, Inc.	16,883	675,658
Elevance Health, Inc.	10,672	4,741,463
Eli Lilly & Co.	12,274	5,756,261
Encompass Health Corp.	6,985	472,954
Hologic, Inc. (a)	6,546	530,030
Humana, Inc.	1,140	509,728
IDEXX Laboratories, Inc. (a)	1,064	534,373
Illumina, Inc. (a)	6,543	1,226,747
Intuitive Surgical, Inc. (a)	1,653	565,227
Johnson & Johnson	32,236	5,335,702
Merck & Co., Inc.	30,894	3,564,859
Mettler-Toledo International, Inc. (a)	2,585	3,390,589
Waters Corp. (a)	2,334	622,104

61	SEE NOTES TO FINANCIAL STATEMENTS

June 30, 2023
Schedules of Investments (Unaudited), continued

Impax US Sustainable Economy Fund, continued

Percent of Net Assets Name of Issuer and Title of Issue	Shares/ Principal	Value
COMMON STOCKS, continued
Health Care, continued
West Pharmaceutical Services, Inc.	1,186	$453,609
Zoetis, Inc.	22,564	3,885,746
		44,698,126
Industrials: 12.9%
A.O. Smith Corp.	7,770	565,501
Acuity Brands, Inc.	3,642	593,937
Automatic Data Processing, Inc.	5,699	1,252,583
Booz Allen Hamilton Holding Corp.	4,876	544,162
C.H. Robinson Worldwide, Inc.	7,935	748,667
Carrier Global Corp.	34,615	1,720,712
CSX Corp.	16,049	547,271
Dover Corp.	6,457	953,376
Emerson Electric Co.	17,588	1,589,779
Expeditors International of Washington, Inc.	3,495	423,349
Flowserve Corp.	11,132	413,554
GXO Logistics, Inc. (a)	7,604	477,683
Illinois Tool Works, Inc.	2,140	535,342
Ingersoll Rand, Inc.	17,300	1,130,728
Johnson Controls International PLC	24,558	1,673,382
Lennox International, Inc.	1,999	651,814
Norfolk Southern Corp.	16,299	3,695,961
nVent Electric PLC	13,924	719,453
Otis Worldwide Corp.	14,180	1,262,162
Owens Corning	3,860	503,730
Regal Rexnord Corp.	3,668	564,505
Republic Services, Inc.	29,006	4,442,850
Rockwell Automation, Inc.	4,845	1,596,185
Trane Technologies PLC	8,131	1,555,135
United Parcel Service, Inc., Class B	12,394	2,221,625
W.W. Grainger, Inc.	755	595,385
Waste Management, Inc.	23,648	4,101,036
WESCO International, Inc.	3,942	705,855
		35,785,722
Information Technology: 32.1% (b)
Accenture PLC, Class A	5,882	1,815,068
Adobe, Inc. (a)	1,442	705,124
Analog Devices, Inc.	12,785	2,490,646
ANSYS, Inc. (a)	8,282	2,735,296
Apple, Inc.	68,887	13,362,011
Applied Materials, Inc.	18,444	2,665,896

Percent of Net Assets Name of Issuer and Title of Issue	Shares/ Principal	Value
COMMON STOCKS, continued
Information Technology, continued
Autodesk, Inc. (a)	5,664	$1,158,911
Cadence Design Systems, Inc. (a)	7,361	1,726,302
Cisco Systems, Inc.	29,758	1,539,679
Cognex Corp.	10,884	609,722
First Solar, Inc. (a)	2,883	548,029
Gartner, Inc. (a)	1,940	679,601
Gen Digital, Inc.	60,448	1,121,310
HP, Inc.	43,759	1,343,839
HubSpot, Inc. (a)	4,777	2,541,794
IBM	10,567	1,413,970
Intel Corp.	53,622	1,793,120
Intuit, Inc.	1,801	825,200
Keysight Technologies, Inc. (a)	8,093	1,355,173
Lam Research Corp.	7,460	4,795,736
Lumentum Holdings, Inc. (a)(c)	7,304	414,356
Microsoft Corp.	46,381	15,794,585
NVIDIA Corp.	25,485	10,780,665
Palo Alto Networks, Inc. (a)	2,037	520,474
QUALCOMM, Inc.	28,094	3,344,310
salesforce.com, Inc. (a)	7,993	1,688,601
ServiceNow, Inc. (a)	4,009	2,252,938
Splunk, Inc. (a)	4,369	463,507
Synopsys, Inc. (a)	4,705	2,048,604
Texas Instruments, Inc.	26,744	4,814,455
Trimble, Inc. (a)	8,244	436,437
Universal Display Corp.	4,694	676,546
VMware, Inc., Class A (a)	6,628	952,377
		89,414,282
Materials: 5.1%
Amcor PLC	43,757	436,695
Axalta Coating Systems, Ltd. (a)	16,439	539,364
Celanese Corp.	3,773	436,913
Chemours Co., The	22,174	817,999
Ecolab, Inc.	23,808	4,444,716
International Flavors & Fragrances, Inc.	17,051	1,357,089
Linde, PLC	8,165	3,111,518
Martin Marietta Materials, Inc.	1,482	684,225
PPG Industries, Inc.	8,148	1,208,348
Sherwin-Williams Co., The	2,216	588,392
WestRock Co.	22,240	646,517
		14,271,776

SEE NOTES TO FINANCIAL STATEMENTS	62

June 30, 2023
Schedules of Investments (Unaudited), continued

Impax US Sustainable Economy Fund, continued

Percent of Net Assets Name of Issuer and Title of Issue	Shares/ Principal	Value
COMMON STOCKS, continued
Real Estate: 5.4%
Alexandria Real Estate Equities, Inc., REIT	6,721	$762,766
AvalonBay Communities, Inc., REIT	5,598	1,059,533
Boston Properties, Inc., REIT	7,807	449,605
CBRE Group, Inc., Class A (a)	39,853	3,216,536
Equinix, Inc., REIT	3,249	2,547,021
Healthpeak Properties, Inc., REIT	48,186	968,539
Prologis, Inc., REIT	18,957	2,324,697
Ventas, Inc., REIT	52,314	2,472,883
Welltower, Inc., REIT	14,084	1,139,255
		14,940,835
Utilities: 3.0%
American Water Works Co., Inc.	24,210	3,455,978
Avangrid, Inc.	43,688	1,646,164
Edison International	45,823	3,182,407
		8,284,549
TOTAL COMMON STOCKS
(Cost $181,248,370)		275,672,299

Percent of Net Assets Name of Issuer and Title of Issue	Shares/ Principal	Value
MONEY MARKET: 0.9%
State Street Institutional U.S. Government Money Market Fund, 5.030% (d)(e)	2,507,784	$2,507,784
(Cost $2,507,784)

TOTAL INVESTMENTS: 100.0%
(Cost $183,756,154)		278,180,083

OTHER ASSETS AND LIABILITIES — (NET): 0.0% (f)		128,408

NET ASSETS: 100.0%		$278,308,491

(a)	Non-income producing security.
(b)	Broad industry sectors used for financial reporting.
(c)	Security or partial position of this security was on loan as of June 30, 2023. The total market value of securities on loan as of June 30, 2023 was $415,744.
(d)	Rate shown represents annualized 7-day yield as of June 30, 2023.
(e)	Premier Class shares.
(f)	Rounds to less than 0.05%.

REIT - Real Estate Investment Trust

63	SEE NOTES TO FINANCIAL STATEMENTS

June 30, 2023
Schedules of Investments (Unaudited), continued

Impax Global Sustainable Infrastructure Fund

Percent of Net Assets Name of Issuer and Title of Issue	Shares/ Principal	Value
COMMON STOCKS: 98.7%
Communication Services: 12.2%
AT&T, Inc.	85,692	$1,366,787
BCE, Inc.	26,202	1,194,641
Globe Telecom, Inc.	6,695	210,461
HKT Trust & HKT, Ltd.	926,000	1,078,208
Koninklijke KPN NV	61,421	219,271
Nippon Telegraph & Telephone Corp.	482,500	570,945
Orange SA	96,000	1,121,899
PCCW, Ltd.	1,389,000	720,571
Singapore Telecommunications, Ltd.	126,500	234,300
SK Telecom Co., Ltd.	26,185	926,575
SoftBank Corp.	100,700	1,076,009
Swisscom AG	783	488,702
Tele2 AB, Class B	99,351	821,662
Telia Company AB	294,939	647,053
Telstra Corp., Ltd.	134,527	385,917
Verizon Communications, Inc.	38,846	1,444,683
Vodafone Group PLC	1,249,785	1,178,333
		13,686,017
Consumer Discretionary: 0.4%
Sekisui Chemical Co., Ltd.	29,700	429,081

Consumer Staples: 1.5%
Darling Ingredients, Inc. (a)	7,355	469,175
Sysco Corp.	15,955	1,183,861
		1,653,036
Financials: 2.5%
Jack Henry & Associates, Inc.	3,108	520,062
MasterCard, Inc., Class A	3,325	1,307,723
Visa, Inc., Class A	832	197,583
Western Union Co., The	71,795	842,155
		2,867,523
Health Care: 7.1%
AmerisourceBergen Corp.	3,120	600,382
Cardinal Health, Inc.	6,502	614,894
Cigna Corp.	2,672	749,763
CVS Health Corp.	13,055	902,492
Encompass Health Corp.	9,311	630,448
HCA Healthcare, Inc.	4,166	1,264,299
Henry Schein, Inc. (a)	6,542	530,556
McKesson Corp.	1,636	699,079
Mettler-Toledo International, Inc. (a)	362	474,814
Premier, Inc., Class A	14,917	412,604
Quest Diagnostics, Inc.	3,665	515,152

Percent of Net Assets Name of Issuer and Title of Issue	Shares/ Principal	Value
COMMON STOCKS, continued
Health Care, continued
Sonic Healthcare, Ltd.	24,140	$574,089
		7,968,572
Industrials: 30.5% (b)
A.O. Smith Corp.	4,575	332,969
Advanced Drainage Systems, Inc.	5,396	613,957
Andritz AG	15,419	859,915
Ashtead Group PLC	22,724	1,575,474
Bloom Energy Corp., Class A (a)(c)	22,945	375,151
Brambles, Ltd.	46,098	443,259
Canadian Pacific Kansas City, Ltd.	7,471	603,432
Carlisle Companies, Inc.	1,919	492,281
China Conch Venture Holdings, Ltd.	408,500	533,734
China Everbright Environment Group, Ltd.	1,413,000	558,506
Clean Harbors, Inc. (a)	1,213	199,454
CSX Corp.	37,546	1,280,319
East Japan Railway Co.	3,700	205,178
Ferguson PLC	7,039	1,111,820
Geberit AG	1,528	800,800
Generac Holdings, Inc. (a)	3,872	577,431
Hubbell, Inc.	4,300	1,425,708
Kurita Water Industries, Ltd.	17,900	687,223
Lennox International, Inc.	1,781	580,731
Masco Corp.	13,326	764,646
Miura Co., Ltd.	18,700	488,785
NARI Technology Co., Ltd., Class A	171,684	546,699
Norfolk Southern Corp.	4,962	1,125,183
Otis Worldwide Corp.	1,664	148,113
Pentair PLC	11,440	739,024
Plug Power, Inc. (a)(c)	40,016	415,766
Prysmian SpA	15,611	652,910
Quanta Services, Inc.	5,168	1,015,254
Schneider Electric SE	15,381	2,794,367
Shimizu Corp.	132,800	840,806
Sunrun, Inc. (a)	10,265	183,333
Timken Co., The	13,383	1,224,946
Union Pacific Corp.	6,608	1,352,129
United Rentals, Inc.	1,506	670,727
Vertiv Holdings Co.	28,298	700,941
Voltronic Power Technology Corp.	14,000	885,388

SEE NOTES TO FINANCIAL STATEMENTS	64

June 30, 2023
Schedules of Investments (Unaudited), continued

Impax Global Sustainable Infrastructure Fund, continued

Percent of Net Assets Name of Issuer and Title of Issue	Shares/ Principal	Value
COMMON STOCKS, continued
Industrials, continued
Waste Management, Inc.	13,072	$2,266,946
Watsco, Inc. (c)	1,552	592,041
Watts Water Technologies, Inc., Class A	3,621	665,286
West Japan Railway Co.	14,200	590,607
Xinjiang Goldwind Science & Technology Co., Ltd., Class H	1,219,000	837,844
Xinyi Glass Holdings, Ltd.	354,000	553,415
Xylem, Inc.	8,105	912,785
		34,225,283
Information Technology: 12.5%
Applied Materials, Inc.	5,571	805,232
ASML Holding NV	559	405,459
Cadence Design Systems, Inc. (a)	2,412	565,662
Check Point Software Technologies, Ltd. (a)	4,098	514,791
China Railway Signal & Communication Corp., Ltd., Class H	1,500,000	568,206
Cisco Systems, Inc.	18,506	957,500
Enphase Energy, Inc. (a)	3,427	573,954
First Solar, Inc. (a)	1,752	333,038
Juniper Networks, Inc.	16,645	521,488
KLA Corp.	1,297	629,071
MediaTek, Inc.	53,000	1,173,200
Microsoft Corp.	1,621	552,015
Motorola Solutions, Inc.	2,411	707,098
SolarEdge Technologies, Inc. (a)	1,649	443,663
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	18,689	1,886,094
TE Connectivity, Ltd.	3,811	534,150
Texas Instruments, Inc.	7,836	1,410,637
VMware, Inc., Class A (a)	2,080	298,875
Xinyi Solar Holdings, Ltd.	973,389	1,130,101
		14,010,234
Real Estate: 6.0%
Boston Properties, Inc., REIT	19,408	1,117,707
Cousins Properties, Inc., REIT	14,218	324,170
Douglas Emmett, Inc., REIT (c)	43,318	544,507

Percent of Net Assets Name of Issuer and Title of Issue	Shares/ Principal	Value
COMMON STOCKS, continued
Real Estate, continued
Healthpeak Properties, Inc., REIT	35,230	$708,123
Japan Real Estate Investment Corp., REIT	69	262,585
Medical Properties Trust, Inc., REIT (c)	89,686	830,492
Omega Healthcare Investors, Inc., REIT	37,097	1,138,508
Orix JREIT, Inc., REIT	296	364,375
Ventas, Inc., REIT	18,260	863,150
Welltower, Inc., REIT	7,354	594,865
		6,748,482
Utilities: 26.0% (b)
Acciona SA	5,494	932,827
Adani Green Energy, Ltd. (a)	22,329	256,942
American Water Works Co., Inc.	10,522	1,502,016
Auren Energia SA	183,400	548,875
Beijing Enterprises Water Group, Ltd.	662,000	157,479
Boralex, Inc., Class A	15,689	427,177
Corp ACCIONA Energias Renovables SA	29,211	977,257
Edison International	22,277	1,547,138
EDP - Energias de Portugal SA	249,277	1,218,383
EDP Renovaveis SA	52,642	1,051,971
Encavis AG (a)	22,854	375,401
Enel Americas SA (a)	8,419,830	1,123,582
Enel Chile SA	10,423,231	677,327
Enel SpA	292,316	1,970,918
Engie Brasil Energia SA	121,000	1,154,607
Guangdong Investment, Ltd.	984,000	849,915
Iberdrola SA	186,217	2,431,770
Mercury NZ, Ltd.	64,142	256,371
Meridian Energy, Ltd.	367,515	1,265,568
Neoen SA	8,260	261,847
Ormat Technologies, Inc. (c)	10,267	826,083
Orsted A/S	14,972	1,419,380
Pennon Group PLC	46,730	422,230
Power Grid Corp of India, Ltd.	414,025	1,284,880
Severn Trent PLC	34,528	1,125,621
SSE PLC	64,951	1,523,106
Sunnova Energy International, Inc. (a)(c)	15,658	286,698
United Utilities Group PLC	62,186	760,378

65	SEE NOTES TO FINANCIAL STATEMENTS

June 30, 2023
Schedules of Investments (Unaudited), continued

Impax Global Sustainable Infrastructure Fund, continued

Percent of Net Assets Name of Issuer and Title of Issue	Shares/ Principal	Value
COMMON STOCKS, continued
Utilities, continued
Veolia Environnement SA	45,462	$1,439,120
Verbund AG	15,194	1,218,949
		29,293,816
TOTAL COMMON STOCKS
(Cost $108,656,186)		110,882,044

CLOSED-END INVESTMENT COMPANY: 0.5%
Renewables Infrastructure Group Ltd., The	396,525	578,588
(Cost $593,430)

MONEY MARKET: 1.0%
State Street Institutional U.S. Government Money Market Fund, 5.030% (d)(e)	1,121,422	1,121,422
(Cost $1,121,422)

SECURITIES PURCHASED WITH CASH COLLATERAL FROM SECURITIES LENDING: 1.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 5.106% (d)(e)	1,183,017	1,183,017
(Cost $1,183,017)

TOTAL INVESTMENTS: 101.3%
(Cost $111,554,055)		113,765,071

PAYABLE UPON RETURN OF SECURITIES LOANED: -1.1%		(1,183,017)

OTHER ASSETS AND LIABILITIES — (NET): -0.2%		(262,544)

NET ASSETS: 100.0%		$112,319,510

(a)	Non-income producing security.
(b)	Broad industry sectors used for financial reporting.
(c)	Security or partial position of this security was on loan as of June 30, 2023. The total market value of securities on loan as of June 30, 2023 was $2,873,951.

(d)	Rate shown represents annualized 7-day yield as of June 30, 2023.
(e)	Premier Class shares.

ADR - American Depositary Receipts

REIT - Real Estate Investment Trust

SUMMARY OF INVESTMENTS BY COUNTRY

Country	Value	Percent of Net Assets
Australia	$1,403,265	1.2%
Austria	2,078,864	1.8%
Brazil	1,703,482	1.5%
Canada	2,225,250	2.0%
Chile	1,800,909	1.6%
China	5,735,899	5.1%
Denmark	1,419,380	1.3%
France	5,617,235	5.0%
Germany	375,401	0.3%
Hong Kong	1,798,779	1.6%
India	1,541,822	1.4%
Israel	514,791	0.5%
Italy	2,623,828	2.3%
Japan	5,515,594	4.9%
Netherlands	624,730	0.6%
New Zealand	1,521,939	1.4%
Philippines	210,461	0.2%
Portugal	1,218,383	1.1%
Singapore	234,300	0.2%
South Korea	926,575	0.8%
Spain	5,393,826	4.8%
Sweden	1,468,715	1.3%
Switzerland	1,289,502	1.1%
Taiwan	3,944,681	3.5%
United Kingdom	7,163,730	6.4%
United States	53,109,291	47.3%
Money Market	1,121,422	1.0%
Other assets and liabilities (net)	(262,544)	-0.2%
	$112,319,510	100.0%

SEE NOTES TO FINANCIAL STATEMENTS	66

June 30, 2023
Schedules of Investments (Unaudited), continued

Impax Global Opportunities Fund

Percent of Net Assets Name of Issuer and Title of Issue	Shares/ Principal	Value
COMMON STOCKS: 95.4%
Communication Services: 2.9%
KDDI Corp.	119,200	$3,681,267

Consumer Discretionary: 2.3%
Aptiv PLC (a)	28,859	2,946,215

Consumer Staples: 6.2%
Jeronimo Martins SGPS SA	100,702	2,774,197
Kerry Group PLC, Class A	23,847	2,327,542
Unilever PLC	52,870	2,755,683
		7,857,422
Financials: 18.9%
AIA Group, Ltd.	366,200	3,719,309
Hannover Rueck SE	18,049	3,831,776
HDFC Bank, Ltd., ADR	63,519	4,427,274
Legal & General Group PLC	945,802	2,738,379
MasterCard, Inc., Class A	13,464	5,295,391
Partners Group Holding AG	1,227	1,156,866
Visa, Inc., Class A	10,834	2,572,858
		23,741,853
Health Care: 21.6%
Alcon, Inc.	55,040	4,566,248
Becton Dickinson & Co.	4,405	1,162,964
Boston Scientific Corp. (a)	69,848	3,778,078
Cooper Cos, Inc., The	5,288	2,027,578
Danaher Corp.	11,920	2,860,800
IQVIA Holdings, Inc. (a)	17,240	3,875,035
Lonza Group AG	5,131	3,066,863
Thermo Fisher Scientific, Inc.	7,481	3,903,212
Vertex Pharmaceuticals, Inc. (a)	5,538	1,948,878
		27,189,656
Industrials: 15.8%
Ashtead Group PLC	20,923	1,450,609
Cintas Corp.	8,931	4,439,422
Kubota Corp.	138,300	2,024,556
Schneider Electric SE	22,250	4,042,305
United Rentals, Inc.	5,478	2,439,737
Vestas Wind Systems A/S (a)	44,533	1,184,013
Wolters Kluwer NV	33,847	4,297,671
		19,878,313
Information Technology: 17.7%
Analog Devices, Inc.	18,382	3,580,997
Applied Materials, Inc.	15,157	2,190,793

Percent of Net Assets Name of Issuer and Title of Issue	Shares/ Principal	Value
COMMON STOCKS, continued
Information Technology, continued
ASML Holding NV	2,644	$1,917,769
Cadence Design Systems, Inc. (a)	12,955	3,038,207
Keyence Corp.	6,050	2,874,696
Microsoft Corp.	17,293	5,888,959
TE Connectivity, Ltd.	19,519	2,735,783
		22,227,204
Materials: 7.9%
Croda International PLC	31,224	2,232,031
DSM-Firmenich AG (a)	20,561	2,212,655
Linde, PLC	14,398	5,486,789
		9,931,475
Real Estate: 2.1%
Equinix, Inc., REIT	3,360	2,634,038

TOTAL COMMON STOCKS
(Cost $95,207,781)		120,087,443

Preferred Stocks: 2.2%
Health Care: 2.2%
Sartorius AG	3,014,759	2,706,536
(Cost $3,014,759)

MONEY MARKET: 1.5%
State Street Institutional U.S. Government Money Market Fund, 5.030% (b)(c)	1,867,798	1,867,798
(Cost $1,867,798)

TOTAL INVESTMENTS: 99.1%
(Cost $100,090,338)		124,661,777

Other assets and liabilities — (NET): 0.9%		1,097,697

NET ASSETS: 100.0%		$125,759,474

(a)	Non-income producing security.
(b)	Rate shown represents annualized 7-day yield as of June 30, 2023.
(c)	Premier Class shares.

ADR - American Depositary Receipts

REIT - Real Estate Investment Trust

67	SEE NOTES TO FINANCIAL STATEMENTS

June 30, 2023
Schedules of Investments (Unaudited), continued

Impax Global Opportunities Fund, continued

SUMMARY OF INVESTMENTS BY COUNTRY

Country	Value	Percent Of Net Assets
Denmark	$1,184,013	0.9%
France	4,042,305	3.2%
Germany	6,538,312	5.2%
Hong Kong	3,719,309	3.0%
India	4,427,274	3.5%
Ireland	2,327,541	1.9%
Japan	8,580,520	6.8%
Netherlands	6,215,441	4.9%
Portugal	2,774,198	2.2%
Switzerland	11,002,631	8.8%
United Kingdom	9,176,702	7.3%
United States	62,805,733	49.9%
Other assets and liabilities (net)	2,965,495	2.4%
TOTAL	$125,759,474	100.0%

SEE NOTES TO FINANCIAL STATEMENTS	68

June 30, 2023
Schedules of Investments (Unaudited), continued

Impax Global Environmental Markets Fund

Percent of Net Assets Name of Issuer and Title of Issue	Shares/ Principal	Value
COMMON STOCKS: 98.8%
NEW ENERGY: 22.7%
Renewable Energy Developers & IPPs 2.5%
Orsted A/S	649,012	$61,527,816

Wind Power Generation Equipment: 1.5%
Vestas Wind Systems A/S (a)	1,404,469	37,341,077

Smart & Efficient Grids: 4.9%
Hubbell, Inc.	133,706	44,331,561
Schneider Electric SE	406,706	73,888,975
		118,220,536
Industrial Energy Efficiency: 11.7%
Air Liquide SA	425,811	76,362,858
Cognex Corp.	746,874	41,839,881
Delta Electronics, Inc.	3,005,475	33,307,655
Keyence Corp.	46,400	22,047,258
Rockwell Automation, Inc.	114,545	37,736,850
Siemens AG	293,961	49,003,557
Spirax-Sarco Engineering, PLC	167,070	22,020,503
		282,318,562
Building Energy Efficiency: 2.1%
Trane Technologies PLC	266,198	50,913,029

CLEAN & EFFICIENT TRANSPORT: 5.8%
E-Bikes & Bicycles: 1.2%
Shimano, Inc.	174,200	29,162,357

Advanced Road Vehicles & Devices: 4.6%
Aptiv PLC (a)	560,492	57,220,628
TE Connectivity, Ltd.	394,752	55,328,440
		112,549,068
SUSTAINABLE FOOD: 16.5%
Technology & Logistics: 5.2%
Deere & Co.	65,467	26,526,574
GEA Group AG	1,251,053	52,376,643
Kubota Corp.	3,179,000	46,536,975
		125,440,192
Food Safety & Packaging: 6.7%
Crown Holdings, Inc.	524,002	45,520,054
Eurofins Scientific SE	806,471	51,249,504
Mettler-Toledo International, Inc. (a)	32,622	42,788,320
WestRock Co.	817,798	23,773,388
		163,331,266

Percent of Net Assets Name of Issuer and Title of Issue	Shares/ Principal	Value
COMMON STOCKS, continued
SUSTAINABLE FOOD, continued
Sustainable Agriculture: 4.6%
DSM-Firmenich AG (a)	349,275	$37,586,942
International Flavors & Fragrances, Inc.	353,811	28,159,817
Kerry Group PLC, Class A	475,478	46,408,114
		112,154,873
WATER: 16.6%
Water Distribution & Infrastructure: 4.4%
Ferguson PLC	320,467	50,618,225
IDEX Corp.	262,749	56,559,350
		107,177,575
Water Treatment: 7.1%
Linde, PLC	273,500	104,225,380
Pentair PLC	1,048,200	67,713,720
		171,939,100
Water Utilities: 5.1%
American Water Works Co., Inc.	389,390	55,585,423
Veolia Environnement SA	2,190,873	69,353,074
		124,938,497
CIRCULAR ECONOMY: 12.6%
General Waste Management: 8.2%
Republic Services, Inc.	595,207	91,167,856
Waste Management, Inc.	616,265	106,872,676
		198,040,532
Recycled, Recyclable Products & Biomaterials: 1.8%
Croda International PLC	597,306	42,698,095

Resource Circularity & Efficiency: 2.6%
United Rentals, Inc.	140,634	62,634,165

SMART ENVIRONMENT: 24.6%
Environmental Testing & Monitoring: 6.3%
Agilent Technologies, Inc.	604,325	72,670,081
Halma PLC	842,497	24,386,351
Waters Corp. (a)	213,614	56,936,676
		153,993,108
Efficient IT: 13.7%
ANSYS, Inc. (a)	184,606	60,969,823
Applied Materials, Inc.	308,796	44,633,374
ASML Holding NV	55,532	40,278,956
Autodesk, Inc. (a)	265,609	54,346,257
MediaTek, Inc.	1,653,000	36,590,546

69	SEE NOTES TO FINANCIAL STATEMENTS

June 30, 2023
Schedules of Investments (Unaudited), continued

Impax Global Environmental Markets Fund, continued

Percent of Net Assets Name of Issuer and Title of Issue	Shares/ Principal	Value
COMMON STOCKS, continued
SMART ENVIRONMENT, continued
Efficient IT, continued
Texas Instruments, Inc.	328,476	$59,132,250
Trimble, Inc. (a)	701,984	37,163,033
		333,114,239
Cloud Computing: 4.6%
Equinix, Inc., REIT	49,027	38,434,226
Microsoft Corp.	212,928	72,510,501
		110,944,727
Total Common Stocks
(Cost $1,896,993,182)		2,398,438,814

MONEY MARKET: 1.0%
State Street Institutional U.S. Government Money Market Fund, 5.030% (b)(c)	25,309,397	25,309,397
(Cost $25,309,397)

TOTAL INVESTMENTS: 99.8%
(Cost $1,922,302,579)		2,423,748,211

Other assets and liabilities — (NET): 0.2%		5,135,772

NET ASSETS: 100.0%		$2,428,883,983

(a)	Non-income producing security.
(b)	Rate shown represents annualized 7-day yield as of June 30, 2023.
(c)	Premier Class shares.

REIT - Real Estate Investment Trust

SUMMARY OF INVESTMENTS BY COUNTRY

Country	Value	Percent Of Net Assets
Denmark	$98,868,893	4.1%
France	270,854,410	11.1%
Germany	101,380,200	4.2%
Ireland	46,408,114	1.9%
Japan	97,746,590	4.0%
Netherlands	40,278,956	1.7%
Switzerland	37,586,942	1.5%
Taiwan	69,898,201	2.9%
United Kingdom	139,723,174	5.8%
United States	1,495,693,334	61.6%
Money Market	25,309,397	1.0%
Other assets and liabilities (net)	5,135,772	0.2%
Total	$2,428,883,983	100.0%

SEE NOTES TO FINANCIAL STATEMENTS	70

June 30, 2023
Schedules of Investments (Unaudited), continued

Impax Ellevate Global Women’s Leadership Fund

Percent of Net Assets Name of Issuer and Title of Issue	Shares/ Principal	Value
COMMON STOCKS: 98.9%
Communication Services: 7.7%
Adevinta ASA (a)	11,274	$74,085
Auto Trader Group PLC	1,572,383	12,208,793
BCE, Inc.	1,768	80,609
BT Group PLC	195,115	303,625
Deutsche Telekom AG	346,375	7,557,384
Interpublic Group of Cos Inc., The	8,127	313,540
Koninklijke KPN NV	67,955	242,598
Match Group, Inc. (a)	5,714	239,131
Netflix, Inc. (a)	10,275	4,526,035
News Corp., Class A	8,358	162,981
Omnicom Group, Inc.	4,200	399,630
Orange SA	48,943	571,970
Paramount Global, Class B	15,250	242,628
Pinterest, Inc., Class A (a)	12,362	337,977
Publicis Groupe SA	5,073	407,140
REA Group, Ltd.	886	85,112
SEEK, Ltd.	5,467	79,865
Singapore Telecommunications, Ltd.	172,781	320,020
Snap, Inc., Class A (a)	21,182	250,795
Spark New Zealand, Ltd.	51,048	159,744
Tele2 AB, Class B	1,435,816	11,874,627
Telenor ASA	1,164,764	11,810,155
Telia Company AB	72,493	159,039
Telstra Group, Ltd.	82,538	236,777
TELUS Corp.	12,390	241,113
Verizon Communications, Inc.	96,445	3,586,790
Vivendi SA	17,594	161,521
Vodafone Group PLC	622,130	586,562
Walt Disney Co., The (a)	58,894	5,258,056
WPP PLC	22,275	233,482
		62,711,784
Consumer Discretionary: 14.6%
Accor SA	4,463	166,075
Amazon.com, Inc. (a)	197,054	25,687,958
Aristocrat Leisure, Ltd.	12,529	324,160
Barratt Developments PLC	30,145	158,434
Bath & Body Works, Inc.	39,108	1,466,550
Best Buy Co., Inc.	137,104	11,235,673
Burberry Group PLC	8,769	236,618
Burlington Stores, Inc. (a)	1,517	238,761
Cie Generale des Etablissements Michelin SCA	16,463	486,997
Compass Group PLC	40,153	1,124,409

Percent of Net Assets Name of Issuer and Title of Issue	Shares/ Principal	Value
COMMON STOCKS, continued
Consumer Discretionary, continued
Domino’s Pizza, Inc.	743	$250,384
eBay, Inc.	12,725	568,680
Electrolux AB, Class B	6,058	82,786
Etsy, Inc. (a)	2,808	237,585
Expedia Group, Inc. (a)	3,040	332,546
General Motors Co.	28,037	1,081,107
H & M Hennes & Mauritz AB, Class B	43,397	746,311
Hasbro, Inc.	2,596	168,143
Hermes International	682	1,482,476
Hilton Worldwide Holdings, Inc.	6,294	916,092
Industria de Diseno Textil SA	21,390	829,671
InterContinental Hotels Group PLC	3,571	246,851
Kering SA	1,590	877,997
Kingfisher PLC	55,200	162,687
La Francaise des Jeux SAEM	2,052	80,764
lululemon athletica, Inc. (a)	33,035	12,503,748
LVMH Moet Hennessy Louis Vuitton SE	5,998	5,655,588
Marriott International, Inc., Class A	6,000	1,102,140
McDonald’s Corp.	16,427	4,901,981
Mercedes-Benz Group AG	17,141	1,379,701
Moncler SpA	4,662	322,553
Next PLC	2,786	244,294
Pearson PLC	1,143,761	11,990,989
Renault SA	4,073	171,854
Rivian Automotive, Inc., Class A (a)(b)	5,885	98,044
Ross Stores, Inc.	7,356	824,828
SEB SA	806	83,352
Starbucks Corp.	133,758	13,250,066
Taylor Wimpey PLC	60,658	79,243
TJX Cos., Inc., The	25,183	2,135,267
Tractor Supply Co.	2,530	559,383
Ulta Beauty, Inc. (a)	26,123	12,293,353
Vail Resorts, Inc.	968	243,704
VF Corp.	8,584	163,869
Wesfarmers, Ltd.	24,551	809,430
Whirlpool Corp.	1,109	165,008
Yum! Brands, Inc.	6,487	898,774
Zalando SE (a)	5,346	154,174
		119,221,058

71	SEE NOTES TO FINANCIAL STATEMENTS

June 30, 2023
Schedules of Investments (Unaudited), continued

Impax Ellevate Global Women’s Leadership Fund, continued

Percent of Net Assets Name of Issuer and Title of Issue	Shares/ Principal	Value
COMMON STOCKS, continued
Consumer Staples: 10.9%
Alimentation Couche-Tard, Inc.	17,686	$906,896
Beiersdorf AG	2,425	321,127
Carrefour SA	13,108	248,406
Clorox Co., The	75,208	11,961,079
Coca-Cola Co., The	249,529	15,026,635
Coles Group, Ltd.	32,434	398,254
Colgate-Palmolive Co.	17,557	1,352,591
Conagra Brands, Inc.	237,822	8,019,358
Danone SA	14,327	878,008
Diageo PLC	115,518	4,966,228
Dollar General Corp.	6,136	1,041,770
Empire Co., Ltd., Class A	2,829	80,359
Essity AB, Class B	14,806	394,308
Estee Lauder Cos, Inc., The, Class A	4,894	961,084
General Mills, Inc.	143,102	10,975,923
Heineken Holding NV	2,737	238,179
Heineken NV	5,405	555,832
Henkel AG & Co. KGaA	2,275	160,147
Hershey Co., The	3,355	837,744
J Sainsbury PLC	47,189	161,314
J.M. Smucker Co., The	2,087	308,187
Jeronimo Martins SGPS SA	5,711	157,330
Kellogg Co.	6,032	406,557
Kimberly-Clark Corp.	7,544	1,041,525
Kroger Co., The	15,270	717,690
Loblaw Cos, Ltd.	3,520	322,254
L’Oreal SA	5,210	2,430,341
McCormick & Co., Inc.	5,091	444,088
Metro, Inc.	5,698	321,815
Mondelez International, Inc., Class A	31,344	2,286,231
Mowi ASA	9,985	158,422
Orkla ASA	22,261	160,066
Pernod Ricard SA	4,795	1,059,574
Procter & Gamble Co., The	51,663	7,839,344
Remy Cointreau SA	516	82,829
Saputo, Inc.	7,115	159,406
Shiseido Co., Ltd.	8,500	385,303
Target Corp.	11,181	1,474,774
Tesco PLC	177,995	561,493
Treasury Wine Estates, Ltd.	20,987	157,385
Unilever PLC	55,211	2,875,068
Walgreens Boots Alliance, Inc.	190,423	5,425,151

Percent of Net Assets Name of Issuer and Title of Issue	Shares/ Principal	Value
COMMON STOCKS, continued
Consumer Staples, continued
Woolworths Group, Ltd.	23,992	$635,698
		88,895,773
Financials: 16.9%
ABN AMRO Bank NV	10,484	162,955
Abrdn PLC	30,051	83,451
Admiral Group PLC	433,609	11,483,567
Aegon NV	33,519	170,155
Aflac, Inc.	12,884	899,303
Allianz SE	8,673	2,020,148
Ally Financial, Inc.	6,141	165,868
American Express Co.	15,631	2,722,920
Amundi SA	1,355	80,052
Annaly Capital Management, Inc., REIT	11,686	233,837
ANZ Group Holdings, Ltd.	67,700	1,071,676
Aon PLC, Class A	4,791	1,653,853
Assicurazioni Generali SpA	23,822	484,443
ASX, Ltd.	3,838	161,515
Aviva PLC	64,109	322,548
AXA SA	41,042	1,212,845
Banco Bilbao Vizcaya Argentaria SA	118,308	908,925
Banco Santander SA	376,594	1,394,203
Bank Hapoalim BM	28,350	233,791
Bank Leumi Le-Israel BM	31,319	234,692
Bank of America Corp.	163,430	4,688,807
Bank of Montreal	14,194	1,281,880
Bank of New York Mellon Corp., The	16,555	737,029
Bank of Nova Scotia, The	27,639	1,382,837
Block, Inc., Class A (a)	11,536	767,952
BNP Paribas SA	31,538	1,990,236
Canadian Imperial Bank of Commerce	24,025	1,025,744
Citigroup, Inc.	178,021	8,196,087
CME Group, Inc.	8,406	1,557,548
Commerzbank AG	22,699	251,638
Commonwealth Bank of Australia	37,537	2,512,981
Credit Agricole SA	27,786	329,927
Danske Bank A/S (a)	13,406	326,522
Discover Financial Services	5,485	640,922
DNB Bank ASA	664,635	12,429,143
Eurazeo SA	1,143	80,474
FactSet Research Systems, Inc.	1,000	400,650

SEE NOTES TO FINANCIAL STATEMENTS	72

June 30, 2023
Schedules of Investments (Unaudited), continued

Impax Ellevate Global Women’s Leadership Fund, continued

Percent of Net Assets Name of Issuer and Title of Issue	Shares/ Principal	Value
COMMON STOCKS, continued
Financials, continued
Fifth Third Bancorp	15,245	$399,571
FinecoBank Banca Fineco SpA	12,137	163,371
First Horizon Corp.	14,185	159,865
Gjensidige Forsikring ASA	4,859	77,840
Goldman Sachs Group, Inc., The	8,109	2,615,477
Groupe Bruxelles Lambert SA	2,030	160,032
Hang Seng Bank, Ltd.	16,800	239,494
Hargreaves Lansdown PLC	7,876	81,644
Hartford Financial Services Group, Inc., The	6,754	486,423
Hong Kong Exchanges and Clearing, Ltd.	27,000	1,023,003
Huntington Bancshares, Inc.	30,590	329,760
IGM Financial, Inc.	2,640	80,371
Industrivarden AB, Class A	3,010	83,480
Industrivarden AB, Class C	3,017	83,253
Insurance Australia Group, Ltd.	42,654	162,208
Intact Financial Corp.	4,228	652,799
Intercontinental Exchange, Inc.	12,218	1,381,611
Investor AB, Class A	12,230	244,763
Investor AB, Class B	44,738	894,987
JPMorgan Chase & Co.	75,062	10,917,017
KeyCorp.	16,931	156,442
Kinnevik AB, Class B (a)	5,910	81,981
Legal & General Group PLC	138,431	400,799
Lloyds Banking Group, PLC	1,780,735	987,148
London Stock Exchange Group PLC	8,880	945,128
M&G PLC	65,699	159,889
Macquarie Group, Ltd.	8,242	980,698
Manulife Financial Corp.	43,883	829,462
Medibank Pvt, Ltd.	66,245	155,608
Mediobanca Banca di Credito Finanziario SpA	13,515	161,808
MetLife, Inc.	14,642	827,712
Moody’s Corp.	3,547	1,233,363
Nasdaq, Inc.	7,978	397,703
National Australia Bank, Ltd.	69,562	1,223,447
National Bank of Canada	7,573	564,224
NatWest Group PLC	134,426	410,872
NN Group NV	6,951	257,310
Nordea Bank Apb	67,993	740,626
Onex Corp.	1,480	81,745

Percent of Net Assets Name of Issuer and Title of Issue	Shares/ Principal	Value
COMMON STOCKS, continued
Financials, continued
PayPal Holdings, Inc. (a)	22,635	$1,510,434
PNC Financial Services Group, Inc., The	8,317	1,047,526
Principal Financial Group, Inc.	6,500	492,960
Progressive Corp., The	32,392	4,287,729
Prudential Financial, Inc.	7,430	655,475
QBE Insurance Group, Ltd.	31,164	325,378
Royal Bank of Canada	29,479	2,815,386
S&P Global, Inc.	7,363	2,951,753
Schroders PLC	14,467	80,489
Skandinaviska Enskilda Banken AB, Class A	36,796	406,973
Societe Generale SA	15,927	414,202
Standard Chartered PLC	75,703	658,622
State Street Corp.	7,813	571,755
Sun Life Financial, Inc.	13,903	724,772
Suncorp Group, Ltd.	26,587	238,890
Svenska Handelsbanken AB, Class A	28,762	240,803
Swedbank AB, Class A	18,854	318,182
T Rowe Price Group, Inc.	5,177	579,928
Toronto-Dominion Bank, The	38,086	2,360,628
Travelers Cos., Inc., The	5,510	956,867
Tryg A/S	7,277	157,591
U.S. Bancorp	29,388	970,980
UBS Group AG	72,651	1,472,539
UniCredit SpA	53,654	1,247,647
Visa, Inc., Class A	36,025	8,555,217
Wendel SA	51,561	5,295,623
Westpac Banking Corp.	77,465	1,102,994
Willis Towers Watson PLC	2,382	560,961
Worldline SA (a)	6,745	247,002
Zurich Insurance Group AG	3,340	1,588,800
		137,972,164
Health Care: 15.9%
Abbott Laboratories	37,201	4,055,653
AbbVie, Inc.	41,056	5,531,475
Alcon, Inc.	10,832	898,648
Alnylam Pharmaceuticals, Inc. (a)	2,895	549,876
AmerisourceBergen Corp.	3,373	649,066
AstraZeneca PLC	35,290	5,058,970
Baxter International, Inc.	12,392	564,580
Biogen, Inc. (a)	3,374	961,084
Bristol-Myers Squibb Co.	212,568	13,593,725
Cardinal Health, Inc.	131,218	12,409,286

73	SEE NOTES TO FINANCIAL STATEMENTS

June 30, 2023
Schedules of Investments (Unaudited), continued

Impax Ellevate Global Women’s Leadership Fund, continued

Percent of Net Assets Name of Issuer and Title of Issue	Shares/ Principal	Value
COMMON STOCKS, continued
Health Care, continued
Charles River Laboratories International, Inc. (a)	1,151	$241,998
Cigna Corp.	6,300	1,767,780
CSL, Ltd.	11,434	2,117,335
CVS Health Corp.	33,994	2,350,005
DENTSPLY SIRONA, Inc.	4,027	161,161
Elevance Health, Inc.	16,050	7,130,855
Eli Lilly & Co.	17,481	8,198,239
Exact Sciences Corp (a)	3,377	317,100
Fresenius Medical Care AG & Co KGaA	4,939	236,040
Genmab A/S (a)	1,455	551,383
Gilead Sciences, Inc.	103,384	7,967,805
GSK PLC	92,097	1,632,194
Hologic, Inc. (a)	5,837	472,622
Illumina, Inc. (a)	21,862	4,098,906
Insulet Corp. (a)	1,600	461,344
Ipsen SA	675	81,254
Jazz Pharmaceuticals PLC (a)	1,898	235,295
Johnson & Johnson	61,432	10,168,225
Koninklijke Philips NV (a)	19,221	416,474
Lonza Group AG	1,765	1,054,963
McKesson Corp.	3,440	1,469,946
Merck & Co., Inc.	58,096	6,703,697
Merck KGaA	2,854	472,422
Novartis AG	47,027	4,741,234
Novo Nordisk A/S, Class B	38,207	6,171,947
Orion OYJ, Class B	1,921	79,724
Pfizer, Inc.	130,892	4,801,119
Quest Diagnostics, Inc.	2,799	393,427
Ramsay Health Care, Ltd.	4,355	163,618
Sanofi	24,479	2,635,305
Smith & Nephew PLC	20,102	324,312
Stryker Corp.	7,200	2,196,648
UCB SA	2,689	238,403
Vertex Pharmaceuticals, Inc. (a)	5,468	1,924,244
Waters Corp. (a)	1,219	324,912
Zimmer Biomet Holdings, Inc.	4,434	645,590
Zoetis, Inc.	13,700	2,359,277
		129,579,166
Industrials: 4.2%
Adecco Group AG	2,483	81,322
Aena SME SA	1,514	245,036
Aeroports de Paris	551	79,174
Air Canada (a)	4,555	85,925

Percent of Net Assets Name of Issuer and Title of Issue	Shares/ Principal	Value
COMMON STOCKS, continued
Industrials, continued
Alstom SA	8,052	$240,358
AP Moller - Maersk A/S, Class A	46	80,210
AP Moller - Maersk A/S, Class B	91	160,000
Assa Abloy AB, Class B	20,680	497,084
Auckland International Airport, Ltd. (a)	30,761	161,663
Booz Allen Hamilton Holding Corp.	4,364	487,022
Brambles, Ltd.	33,711	324,151
Bunzl PLC	8,411	320,527
Bureau Veritas SA	5,966	163,677
CAE, Inc. (a)	7,426	166,206
Canadian National Railway Co.	12,662	1,533,299
Ceridian HCM Holding, Inc. (a)	2,464	165,014
Cie de Saint-Gobain	13,442	818,434
Cummins, Inc.	3,380	828,641
Emerson Electric Co.	11,652	1,053,224
Epiroc AB, Class A	12,650	239,614
Epiroc AB, Class B	9,785	158,375
Equifax, Inc.	2,472	581,662
Experian PLC	19,271	739,640
Getlink SE	9,374	159,525
Legrand SA	5,829	578,259
Otis Worldwide Corp.	9,086	808,745
Qantas Airways, Ltd. (a)	19,567	81,088
Randstad NV	3,106	163,810
RB Global, Inc.	4,150	249,047
RELX PLC	43,290	1,444,184
Republic Services, Inc.	4,820	738,279
Schneider Electric SE	75,648	13,743,475
Skanska AB, Class B	5,856	82,162
Smiths Group PLC	7,557	158,106
Teleperformance	1,442	241,901
Transurban Group	66,292	631,190
United Parcel Service, Inc., Class B	16,495	2,956,730
Verisk Analytics, Inc.	3,549	802,180
Vestas Wind Systems A/S (a)	24,054	639,532
W.W. Grainger, Inc.	953	751,526
Wartsila OYJ Abp	14,251	160,694
Wolters Kluwer NV	5,643	716,511

SEE NOTES TO FINANCIAL STATEMENTS	74

June 30, 2023
Schedules of Investments (Unaudited), continued

Impax Ellevate Global Women’s Leadership Fund, continued

Percent of Net Assets Name of Issuer and Title of Issue	Shares/ Principal	Value
COMMON STOCKS, continued
Industrials, continued
WSP Global, Inc.	2,456	$324,476
		34,641,678
Information Technology: 19.1%
Accenture PLC, Class A	48,968	15,110,545
Adobe, Inc. (a)	9,247	4,521,691
ANSYS, Inc. (a)	2,002	661,201
Apple, Inc.	169,606	32,898,475
Arista Networks, Inc. (a)	6,297	1,020,492
Autodesk, Inc. (a)	61,498	12,583,106
Broadcom, Inc.	9,344	8,105,266
Capgemini SE	3,423	648,120
CDW Corp.	3,132	574,722
Cisco Systems, Inc.	108,771	5,627,812
Dassault Systemes SE	14,753	653,719
DocuSign,Inc. (a)	4,691	239,663
Dropbox, Inc., Class A (a)	6,128	163,434
F5, Inc. (a)	1,644	240,451
Gen Digital, Inc.	13,148	243,895
Halma PLC	405,904	11,749,024
Hexagon AB, Class B	39,655	487,769
HP, Inc.	23,929	734,860
HubSpot, Inc. (a)	1,090	579,978
Intel Corp.	87,840	2,937,370
Intuit, Inc.	6,111	2,799,999
Lam Research Corp.	3,063	1,969,080
Microsoft Corp.	92,495	31,498,247
Nokia OYJ	116,495	488,097
Okta, Inc. (a)	4,546	315,265
Palo Alto Networks, Inc. (a)	6,813	1,740,790
Sage Group PLC, The	21,521	252,805
salesforce.com, Inc. (a)	24,429	5,160,871
SAP SE	23,273	3,179,265
ServiceNow, Inc. (a)	4,708	2,645,755
Texas Instruments, Inc.	21,107	3,799,682
Trimble, Inc. (a)	4,692	248,394
Twilio, Inc., Class A (a)	3,727	237,112
WiseTech Global, Ltd.	3,069	164,616
Workday, Inc., Class A (a)	4,678	1,056,713
Xero, Ltd. (a)	3,142	251,737
		155,590,021
Materials: 5.1%
Air Liquide SA	11,815	2,118,844
Akzo Nobel NV	4,077	333,308
Arkema SA	886	83,547
BASF SE	20,356	988,960
BlueScope Steel, Ltd.	11,689	160,874

Percent of Net Assets Name of Issuer and Title of Issue	Shares/ Principal	Value
COMMON STOCKS, continued
Materials, continued
Celanese Corp.	107,596	$12,459,616
Chr. Hansen Holding A/S	2,307	160,379
Covestro AG (a)	2,927	152,300
Croda International PLC	3,347	239,258
Dow, Inc.	15,236	811,469
Ecolab, Inc.	5,704	1,064,880
Evonik Industries AG	4,265	81,269
Fortescue Metals Group, Ltd.	33,340	494,723
Johnson Matthey PLC	3,688	81,872
Koninklijke DSM NV	99,510	10,144,042
Mondi PLC	10,442	159,307
Newcrest Mining, Ltd.	18,030	321,627
Newmont Corp.	16,663	710,844
Norsk Hydro ASA	26,798	159,750
Novozymes A/S, Class B	5,143	239,968
Nutrien, Ltd.	10,619	626,920
Orica, Ltd.	7,733	76,609
Smurfit Kappa Group, PLC	7,214	240,768
Solvay SA	1,445	161,580
Stora Enso OYJ, Class R	13,635	158,193
Yara International ASA	274,613	9,702,596
		41,933,503
Real Estate: 0.8%
Azrieli Group, Ltd.	1,303	73,614
British Land Co. PLC, The, REIT	20,929	80,710
Canadian Apartment Properties, REIT	2,156	82,773
CapitaLand Integrated Commercial Trust, REIT	113,300	160,562
City Developments, Ltd.	16,000	79,808
Covivio, REIT	1,694	80,024
Dexus, REIT	30,827	160,541
Essex Property Trust, Inc., REIT	1,386	324,740
Gecina SA, REIT	1,542	164,498
GPT Group, The, REIT	29,135	80,619
Klepierre SA, REIT	3,313	82,309
Land Securities Group PLC, REIT	22,128	161,797
LendLease Corp., Ltd.	16,940	87,892
Mapletree Logistics Trust, REIT	66,100	79,502
Mirvac Group, REIT	107,800	162,789
Realty Income Corp., REIT	14,523	868,330

75	SEE NOTES TO FINANCIAL STATEMENTS

June 30, 2023
Schedules of Investments (Unaudited), continued

Impax Ellevate Global Women’s Leadership Fund, continued

Percent of Net Assets Name of Issuer and Title of Issue	Shares/ Principal	Value
COMMON STOCKS, continued
Real Estate, continued
RioCan Real Estate Investment Trust, REIT	5,591	$81,370
Scentre Group, REIT	141,729	250,649
Stockland, REIT	59,762	160,657
Swire Properties, Ltd.	33,200	81,800
Unibail-Rodamco-Westfield, REIT (a)	3,161	166,725
Ventas, Inc., REIT	10,354	489,434
VICI Properties, Inc., REIT	22,686	713,021
Vicinity, Ltd., REIT	66,061	81,355
Vonovia SE	16,933	330,695
Welltower, Inc., REIT	9,948	804,694
Weyerhaeuser Co., REIT	15,359	514,680
Zillow Group, Inc., Class C (a)	3,211	161,385
		6,566,973
Utilities: 3.7%
American Water Works Co., Inc.	86,923	12,408,258
Edison International	176,019	12,224,520
EDP - Energias de Portugal SA	64,512	315,313
Elia Group SA	637	80,933
Enel SpA	179,054	1,207,258
Hydro One, Ltd.	8,358	238,800
Iberdrola SA	130,712	1,706,942
Mercury NZ, Ltd.	20,257	80,966
Meridian Energy, Ltd.	24,186	83,286
Orsted A/S	4,309	408,503
Redeia Corp SA	9,107	153,153
Severn Trent PLC	4,655	151,754
SSE PLC	23,882	560,035
Terna - Rete Elettrica Nazionale	28,663	244,471
United Utilities Group PLC	12,536	153,284
Veolia Environnement SA	15,426	488,317
		30,505,793
TOTAL COMMON STOCKS
(Cost $665,922,917)		807,617,913

PREFERRED STOCKS: 0.0% (c)
Consumer Staples: 0.0% (c)
Henkel AG & Co. KGaA	4,027	322,064
(Cost $336,985)

Percent of Net Assets Name of Issuer and Title of Issue	Shares/ Principal	Value
MONEY MARKET: 0.7%
State Street Institutional U.S. Government Money Market Fund, 5.030% (d)(e)	5,532,619	$5,532,619
(Cost $5,532,619)

TOTAL INVESTMENTS: 99.6%
(Cost $671,792,521)		813,472,596

Other assets and liabilities — (NET): 0.4%		2,950,398

NET ASSETS: 100.0%		$816,422,994

(a)	Non-income producing security.
(b)	Security or partial position of this security was on loan as of June 30, 2023. The total market value of securities on loan as of June 30, 2023 was $94,219.
(c)	Rounds to less than 0.05%.
(d)	Rate shown represents annualized 7-day yield as of June 30, 2023.
(e)	Premier Class shares.

REIT - Real Estate Investment Trust

SEE NOTES TO FINANCIAL STATEMENTS	76

June 30, 2023
Schedules of Investments (Unaudited), continued

Impax Ellevate Global Women’s Leadership Fund, continued

SUMMARY OF INVESTMENTS BY COUNTRY

Country	Value	Percent Of Net Assets
Australia	$14,065,073	1.7%
Belgium	560,015	0.1%
Canada	16,394,219	2.0%
Denmark	8,896,035	1.1%
Finland	886,708	0.1%
France	47,796,801	5.8%
Germany	17,688,266	2.2%
Hong Kong	1,344,297	0.2%
Ireland	240,768	0.0%*
Israel	542,097	0.1%
Italy	3,831,551	0.5%
Japan	385,303	0.0%*
Netherlands	13,401,174	1.6%
New Zealand	737,396	0.1%
Norway	34,497,972	4.2%
Portugal	472,643	0.1%
Singapore	639,892	0.1%
Spain	5,237,930	0.6%
Sweden	17,817,124	2.2%
Switzerland	9,837,506	1.2%
United Kingdom	73,389,833	9.0%
United States	539,277,374	66.0%
Money Market	5,532,619	0.7%
Other assets and liabilities (net)	2,950,398	0.4%
TOTAL	$816,422,994	100.0%

*	Rounds to less than 0.05%.

77	SEE NOTES TO FINANCIAL STATEMENTS

June 30, 2023
Schedules of Investments (Unaudited), continued

Impax International Sustainable Economy Fund

Percent of Net Assets Name of Issuer and Title of Issue	Shares/ Principal	Value
COMMON STOCKS: 97.1%
Australia: 6.4%
ANZ Group Holdings, Ltd.	1,035,632	$16,393,830
Aristocrat Leisure, Ltd.	256,038	6,624,423
Brambles, Ltd.	230,137	2,212,899
Cochlear, Ltd.	13,012	1,993,544
Coles Group, Ltd.	604,741	7,425,549
Computershare, Ltd.	301,836	4,710,454
Dexus, REIT	523,702	2,727,345
QBE Insurance Group, Ltd.	266,092	2,778,224
Ramsay Health Care, Ltd.	109	4,095
REA Group, Ltd.	28,740	2,760,857
Stockland, REIT	1,080,494	2,904,675
Telstra Group, Ltd.	3,405,362	9,768,959
Transurban Group	800,137	7,618,396
		67,923,250
Austria: 1.6%
Verbund AG	210,852	16,915,747

Belgium: 0.8%
KBC Group NV	126,103	8,802,089

Denmark: 3.3%
Novo Nordisk A/S, Class B	188,555	30,459,119
Orsted A/S	30,409	2,882,842
ROCKWOOL A/S, Class B	8,127	2,101,698
		35,443,659
Finland: 1.1%
Elisa OYJ	51,389	2,743,367
UPM-Kymmene OYJ	205,932	6,136,119
Wartsila OYJ Abp	235,903	2,660,037
		11,539,523
France: 11.5%
AXA SA	244,454	7,223,939
BNP Paribas SA	305,947	19,307,078
Carrefour SA	158,188	2,997,776
Cie Generale des Etablissements Michelin SCA	521,979	15,440,831
Danone SA	85,685	5,251,072
Dassault Systemes SE	147,782	6,548,361
Eiffage SA	145,508	15,192,276
L’Oreal SA	12,686	5,917,718
LVMH Moet Hennessy Louis Vuitton SE	2,907	2,741,046
Orange SA	324,968	3,797,721
Schneider Electric SE	125,694	22,835,662
Societe Generale SA	511,505	13,302,328

Percent of Net Assets Name of Issuer and Title of Issue	Shares/ Principal	Value
COMMON STOCKS, continued
France, continued
Teleperformance	14,490	$2,430,757
		122,986,565
Germany: 5.9%
Bayerische Motoren Werke AG	151,185	18,596,820
Brenntag SE	26,989	2,105,629
Commerzbank AG	459,753	5,096,753
Deutsche Boerse AG	15,036	2,775,862
Deutsche Post AG	46,367	2,265,596
Heidelberg Materials AG	104,022	8,554,627
LEG Immobilien SE (a)	54,959	3,171,066
Merck KGaA	90,017	14,900,499
Muenchener Rueckversicherungs AG	6,009	2,255,854
Vonovia SE	162,134	3,166,420
		62,889,126
Hong Kong: 3.6%
AIA Group, Ltd.	2,292,400	23,282,753
BOC Hong Kong Holdings, Ltd.	814,557	2,495,254
Hang Seng Bank, Ltd.	145,300	2,071,342
MTR Corp., Ltd.	442,500	2,037,080
Prudential PLC	423,681	5,983,810
Swire Pacific, Ltd., Class A	390,000	2,996,243
		38,866,482
Ireland: 0.8%
CRH PLC	89,412	4,932,622
Kingspan Group PLC	51,390	3,420,714
		8,353,336
Israel: 0.6%
Bank Leumi Le-Israel BM	883,308	6,619,154

Italy: 2.2%
Assicurazioni Generali SpA	727,989	14,804,362
Enel SpA	326,068	2,198,488
Moncler SpA	30,708	2,124,617
Prysmian SpA (b)	117,459	4,912,570
		24,040,037
Japan: 23.9%
Ajinomoto Co., Inc.	75,300	2,999,715
Astellas Pharma, Inc.	876,900	13,059,212
Azbil Corp.	92,200	2,918,126
Bridgestone Corp.	345,500	14,193,723
Brother Industries, Ltd.	135,200	1,978,864
Daifuku Co, Ltd.	121,900	2,510,626
Eisai Co., Ltd.	56,300	3,815,679
FANUC Corp.	244,800	8,593,861

SEE NOTES TO FINANCIAL STATEMENTS	78

June 30, 2023
Schedules of Investments (Unaudited), continued

Impax International Sustainable Economy Fund, continued

Percent of Net Assets Name of Issuer and Title of Issue	Shares/ Principal	Value
COMMON STOCKS, continued
Japan, continued
Fujitsu, Ltd.	33,300	$4,311,776
Hitachi, Ltd.	315,500	19,616,687
Hoya Corp.	153,600	18,380,724
Hulic Co., Ltd.	309,900	2,655,355
KDDI Corp.	509,000	15,719,505
Kikkoman Corp.	47,400	2,706,949
Kurita Water Industries, Ltd.	50,500	1,938,814
Lixil Corp.	159,900	2,035,224
Mitsubishi Chemical Holdings Corp.	437,500	2,631,401
MS&AD Insurance Group Holdings, Inc.	76,400	2,705,498
NEC Corp.	42,100	2,042,376
Nintendo Co., Ltd.	159,200	7,257,658
Nippon Paint Holdings Co., Ltd.	323,800	2,679,768
Nitto Denko Corp.	51,600	3,830,045
Nomura Research Institute, Ltd.	82,500	2,279,263
NTT Data Corp.	292,200	4,096,908
Omron Corp.	63,700	3,911,292
Oriental Land Co., Ltd.	335,300	13,071,999
ORIX Corp.	119,200	2,173,754
Recruit Holdings Co, Ltd.	177,500	5,664,970
Sekisui Chemical Co., Ltd.	164,900	2,382,340
Sekisui House, Ltd.	206,200	4,165,154
Shin-Etsu Chemical Co., Ltd.	125,900	4,207,318
Shionogi & Co., Ltd.	97,900	4,129,365
SoftBank Corp.	1,476,700	15,778,970
Sompo Holdings, Inc.	60,800	2,728,049
TDK Corp.	53,800	2,098,460
Tokio Marine Holdings, Inc.	192,200	4,430,894
Tokyo Electron, Ltd.	143,800	20,711,288
Tokyu Corp.	160,100	1,930,945
TOTO, Ltd.	78,700	2,379,604
Unicharm Corp.	53,900	2,004,264
Yamaha Motor Co., Ltd.	279,100	8,023,620
Yaskawa Electric Corp.	83,100	3,831,166
Yokogawa Electric Corp.	120,000	2,221,335
Z Holdings Corp.	1,819,200	4,384,434
		255,186,978
Netherlands: 4.7%
Akzo Nobel NV	60,877	4,976,887
ASML Holding NV	47,107	34,168,062
Koninklijke Ahold Delhaize NV	253,485	8,642,068

Percent of Net Assets Name of Issuer and Title of Issue	Shares/ Principal	Value
COMMON STOCKS, continued
Netherlands, continued
Universal Music Group NV	100,399	$2,230,342
		50,017,359
Norway: 0.6%
Norsk Hydro ASA	599,692	3,574,920
Telenor ASA	251,372	2,548,793
		6,123,713
Poland: 0.2%
Mondi PLC	164,303	2,506,673

Portugal: 0.2%
Jeronimo Martins SGPS SA	80,565	2,219,452

Singapore: 0.7%
City Developments, Ltd.	1,028,700	5,131,135
United Overseas Bank, Ltd.	99,900	2,073,049
		7,204,184
Spain: 2.1%
Amadeus IT Group SA (a)	29,099	2,215,899
Iberdrola SA	1,316,469	17,191,511
Redeia Corp SA	179,495	3,018,572
		22,425,982
Sweden: 3.5%
Alfa Laval AB	73,361	2,676,036
Assa Abloy AB, Class B	239,914	5,766,805
Atlas Copco AB, Class A	684,860	9,887,238
Atlas Copco AB, Class B	498,810	6,219,401
Husqvarna AB, Class B (b)	361,667	3,281,608
Nibe Industrier AB, Class B	474,922	4,515,727
Sandvik AB	152,682	2,980,992
Telia Company AB	1,112,824	2,441,372
		37,769,179
Switzerland: 9.2%
ABB, Ltd.	375,444	14,770,280
Chocoladefabriken Lindt & Spruengli AG-PC	225	2,828,920
Chocoladefabriken Lindt & Spruengli AG-Reg	42	5,212,997
Geberit AG	4,779	2,504,596
Givaudan SA	774	2,567,312
Kuehne & Nagel International AG	12,489	3,699,577
Lonza Group AG	13,110	7,836,011
Novartis AG	195,280	19,688,014
Sika AG	34,865	9,985,356
Sonova Holding AG	46,911	12,517,601
Swiss Life Holding AG	7,579	4,438,921

79	SEE NOTES TO FINANCIAL STATEMENTS

June 30, 2023
Schedules of Investments (Unaudited), continued

Impax International Sustainable Economy Fund, continued

Percent of Net Assets Name of Issuer and Title of Issue	Shares/ Principal	Value
COMMON STOCKS, continued
Switzerland, continued
Swiss Re AG	120,332	$12,124,991
		98,174,576
United Kingdom: 14.2%
Associated British Foods PLC	129,136	3,270,092
AstraZeneca PLC	206,710	29,632,746
BT Group PLC	3,413,853	5,312,408
CNH Industrial NV	436,927	6,301,630
HSBC Holdings PLC	3,403,290	26,946,688
Informa PLC	303,427	2,801,592
J Sainsbury PLC	841,943	2,878,160
Legal & General Group PLC	2,610,135	7,557,121
Lloyds Banking Group, PLC	10,952,021	6,071,235
Reckitt Benckiser Group PLC	73,489	5,522,754
RELX PLC	628,009	20,950,806
Schroders PLC	516	2,871
Spirax-Sarco Engineering, PLC	34,090	4,493,200
Taylor Wimpey PLC	1,967,027	2,569,707
Tesco PLC	2,314,643	7,301,640
Unilever PLC	271,996	14,163,968
Vodafone Group PLC	6,468,594	6,098,774
		151,875,392
Total Common Stocks
(Cost $933,820,760)		1,037,882,456

PREFERRED STOCKS: 1.6%
Germany: 1.6%
Bayerische Motoren Werke AG	148,073	16,873,648
(Cost $15,866,435)

MONEY MARKET: 0.6%
State Street Institutional U.S. Government Money Market Fund, 5.030% (c)(d)	6,063,223	6,063,223
(Cost $6,063,223)

Percent of Net Assets Name of Issuer and Title of Issue	Shares/ Principal	Value
SECURITIES PURCHASED WITH CASH COLLATERAL FROM SECURITIES LENDING: 1.2%
State Street Navigator Securities Lending Government Money Market Portfolio, 5.106% (c)(d)	12,473,864	$12,473,864
(Cost $12,473,864)

TOTAL INVESTMENTS: 100.5%
(Cost $968,224,282)		1,073,293,191

PAYABLE UPON RETURN OF SECURITIES LOANED (NET):- 1.2%		(12,473,864)

Other assets and liabilities — (NET): 0.7%		7,829,262

NET ASSETS: 100.0%		$1,068,648,589

(a)	Security or partial position of this security was on loan as of June 30, 2023. The total market value of securities on loan as of June 30, 2023 was $18,135,737.
(b)	Non-income producing security.
(c)	Rate shown represents annualized 7-day yield as of June 30, 2023.
(d)	Premier Class shares.

REIT - Real Estate Investment Trust

SEE NOTES TO FINANCIAL STATEMENTS	80

June 30, 2023
Schedules of Investments (Unaudited), continued

Impax International Sustainable Economy Fund, continued

SUMMARY OF INVESTMENTS BY SECTOR

Sector	Value	Percent Of Net Assets
Communication Services	$83,644,753	7.8%
Consumer Discretionary	109,023,827	10.2%
Consumer Staples	81,343,093	7.6%
Financials	204,445,703	19.1%
Health Care	156,416,609	14.6%
Industrials	211,053,560	19.8%
Information Technology	87,286,113	8.2%
Materials	56,583,048	5.3%
Real Estate	22,752,238	2.1%
Utilities	42,207,160	4.0%
Money Market	6,063,223	0.6%
Other assets and liabilities (net)	7,829,262	0.7%
Total	$1,068,648,589	100.0%

81	SEE NOTES TO FINANCIAL STATEMENTS

June 30, 2023
Schedules of Investments (Unaudited), continued

Impax Core Bond Fund

Percent of Net Assets Name of Issuer and Title of Issue	Shares/ Principal	Value
BONDS: 98.6%
Community Investment Notes: 0.1%
CEI Investment Note, 2.000%, 11/03/23 (a)(b)	$304,521	$304,521
Envest Microfinance Fund, LLC, 4.000%, 04/20/26 (a)	250,000	238,525
Envest Microfinance Fund, LLC, 4.380%, 10/25/23 (a)(b)	150,000	150,000
(Cost $704,521)		693,046

CORPORATE BONDS: 36.9%
Communication Services: 2.7%
Altice France Holding SA, 144A, 10.500%, 05/15/27 (c)	1,000,000	606,685
AT&T, Inc., 0.900%, 03/25/24	1,500,000	1,449,192
AT&T, Inc., 4.300%, 02/15/30	1,000,000	949,699
AT&T, Inc., 5.400%, 02/15/34	1,000,000	1,002,211
AT&T, Inc., 3.500%, 09/15/53	1,000,000	708,624
CCO Holdings, LLC/Capital Corp., 144A, 4.750%, 03/01/30 (c)	1,000,000	855,984
CCO Holdings, LLC/Capital Corp., 144A, 7.375%, 03/01/31 (c)	1,000,000	975,056
Charter Communications Operating, LLC/Capital, 5.050%, 03/30/29	1,000,000	954,029
Cogent Communications Group, Inc., 144A, 7.000%, 06/15/27 (c)	1,000,000	968,400
Comcast Corp., 4.650%, 02/15/33 (d)	2,000,000	1,986,359
Comcast Corp., 5.350%, 05/15/53	800,000	812,991
Discovery Communications, LLC, 3.950%, 03/20/28	1,500,000	1,395,473
Level 3 Financing, Inc., 144A, 3.875%, 11/15/29 (c)(d)	1,000,000	796,841
Sprint Corp., 7.875%, 09/15/23	2,000,000	2,006,630
T-Mobile USA, Inc., 3.500%, 04/15/31	1,500,000	1,325,075

Percent of Net Assets Name of Issuer and Title of Issue	Shares/ Principal	Value
BONDS, continued
CORPORATE BONDS, continued
Communication Services, continued
T-Mobile USA, Inc., 5.050%, 07/15/33	$750,000	$736,738
T-Mobile USA, Inc., 5.750%, 01/15/54	2,000,000	2,067,294
Verizon Communications, Inc., 3.400%, 03/22/41	1,500,000	1,158,623
Warnermedia Holdings, Inc., 6.412%, 03/15/26	500,000	500,527
Warnermedia Holdings, Inc., 4.054%, 03/15/29 (d)	1,000,000	914,572
Warnermedia Holdings, Inc., 5.141%, 03/15/52	1,500,000	1,222,366
		23,393,369
Consumer Discretionary: 2.7%
Amazon.com, Inc., 2.730%, 04/13/24	500,000	489,600
Amazon.com, Inc., 3.450%, 04/13/29 (d)	1,000,000	942,258
Amazon.com, Inc., 2.875%, 05/12/41	800,000	617,617
Amazon.com, Inc., 2.500%, 06/03/50	1,000,000	666,017
American Museum of Natural History, The, 3.121%, 07/15/52	750,000	504,151
American University, The, 3.672%, 04/01/49	1,000,000	797,713
Aptiv, PLC/Corp., 3.250%, 03/01/32	750,000	642,401
California Endowment, The, 2.498%, 04/01/51	1,000,000	642,171
Doris Duke Charitable Foundation, The, 2.345%, 07/01/50	2,000,000	1,221,393
Expedia Group, Inc., 144A, 6.250%, 05/01/25 (c)	1,000,000	1,003,804
Ford Foundation, The, 2.415%, 06/01/50 (d)	750,000	498,441
Ford Motor Co., 3.250%, 02/12/32	1,100,000	866,365
Ford Motor Credit Co., LLC, 4.950%, 05/28/27	500,000	472,206

SEE NOTES TO FINANCIAL STATEMENTS	82

June 30, 2023
Schedules of Investments (Unaudited), continued

Impax Core Bond Fund, continued

Percent of Net Assets Name of Issuer and Title of Issue	Shares/ Principal	Value
BONDS, continued
CORPORATE BONDS, continued
Consumer Discretionary, continued
General Motors Co., 5.400%, 10/15/29	$1,000,000	$975,802
Home Depot, Inc., The, 2.875%, 04/15/27	750,000	705,231
Home Depot, Inc., The, 4.500%, 09/15/32 (d)	1,000,000	988,877
IHO Verwaltungs GmbH, 144A, 6.375%, 05/15/29 (c)	1,000,000	928,623
Local Initiatives Support Corp., 1.000%, 11/15/25 (a)	1,000,000	882,581
Lowe’s Cos., Inc., 4.800%, 04/01/26	1,250,000	1,238,223
Lowe’s Cos., Inc., 5.000%, 04/15/33 (d)	1,000,000	989,672
Lowe’s Cos., Inc., 2.800%, 09/15/41	750,000	531,025
Lowe’s Cos., Inc., 5.750%, 07/01/53 (d)	750,000	764,833
Macy’s Retail Holdings, LLC, 5.125%, 01/15/42	1,000,000	681,804
Massachusetts Institute of Technology, 3.067%, 04/01/52	700,000	530,334
Nature Conservancy, The, 1.861%, 07/01/33	266,000	189,766
Nature Conservancy, The, 3.957%, 03/01/52	750,000	638,703
Starbucks Corp., 4.800%, 02/15/33	1,000,000	988,131
Starbucks Corp., 4.450%, 08/15/49	2,000,000	1,768,617
WK Kellogg Foundation Trust, 144A, 2.443%, 10/01/50 (c)	1,000,000	646,432
		22,812,791
Consumer Staples: 2.1%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons, LP/Albertsons, LLC, 144A, 4.625%, 01/15/27 (c)	1,000,000	948,469

Percent of Net Assets Name of Issuer and Title of Issue	Shares/ Principal	Value
BONDS, continued
CORPORATE BONDS, continued
Consumer Staples, continued
Albertsons Cos., Inc./Safeway, Inc./New Albertsons, LP/Albertsons, LLC, 144A, 6.500%, 02/15/28 (c)	$1,000,000	$1,002,795
Campbell Soup Co., 2.375%, 04/24/30	1,000,000	843,532
Clorox Co., The, 1.800%, 05/15/30	1,500,000	1,227,960
CVS Health Corp., 5.000%, 01/30/29	800,000	792,718
CVS Health Corp., 5.300%, 06/01/33	2,500,000	2,497,355
CVS Health Corp., 5.125%, 07/20/45	1,000,000	925,721
CVS Health Corp., 5.875%, 06/01/53	1,000,000	1,026,198
Darling Ingredients, Inc., 144A, 6.000%, 06/15/30 (c)	1,500,000	1,466,503
General Mills, Inc., 2.875%, 04/15/30	1,000,000	888,715
General Mills, Inc., 2.250%, 10/14/31	750,000	615,599
General Mills, Inc., 4.950%, 03/29/33	250,000	247,878
Kellogg Co., 2.100%, 06/01/30	1,000,000	829,197
Keurig Dr Pepper, Inc., 3.350%, 03/15/51	250,000	178,732
Kraft Heinz Foods Co., 4.250%, 03/01/31	1,000,000	952,315
Kraft Heinz Foods Co., 4.375%, 06/01/46	1,000,000	850,540
PepsiCo., Inc., 3.900%, 07/18/32	1,000,000	962,384
Raza Development Fund, Inc., 3.534%, 07/01/34	1,000,000	811,763
Sysco Corp., 5.950%, 04/01/30	995,000	1,042,255
		18,110,629

83	SEE NOTES TO FINANCIAL STATEMENTS

June 30, 2023
Schedules of Investments (Unaudited), continued

Impax Core Bond Fund, continued

Percent of Net Assets Name of Issuer and Title of Issue	Shares/ Principal	Value
BONDS, continued
CORPORATE BONDS, continued
Energy: 0.2%
MidAmerican Energy Co., 3.100%, 05/01/27	$1,000,000	$935,186
MidAmerican Energy Co., 3.650%, 04/15/29	1,000,000	929,675
		1,864,861
Financials: 11.7%
Aflac, Inc., 1.125%, 03/15/26	1,500,000	1,343,606
Aflac, Inc., 3.600%, 04/01/30	1,000,000	918,826
Assured Guaranty US Holdings, Inc., 3.150%, 06/15/31	1,000,000	846,137
Astrazeneca Finance, LLC, 1.750%, 05/28/28	1,000,000	867,068
Bank of America Corp., 0.981%, 09/25/25 (e)	2,000,000	1,879,801
Bank of America Corp., 3.559%, 04/23/27 (e)	1,000,000	948,535
Bank of America Corp., 6.204%, 11/10/28 (e)	2,000,000	2,057,320
Bank of America Corp., 2.572%, 10/20/32 (e)	1,000,000	814,886
Bank of America Corp., 4.083%, 03/20/51 (e)	1,000,000	829,953
Bank of Montreal, 1.250%, 09/15/26	2,000,000	1,763,745
Bank of New York Mellon Corp., The, 3.400%, 01/29/28	1,000,000	936,295
Bank of New York Mellon Corp., The, 5.834%, 10/25/33 (e)	1,000,000	1,043,024
BlueHub Loan Fund, Inc., 2.890%, 01/01/27	1,000,000	887,454
BNG Bank NV, 144A, 0.500%, 11/24/25 (c)	250,000	225,655
Calvert Impact Capital, Inc., 3.000%, 03/14/25 (a)	1,000,000	999,000
Capital Impact Partners, 5.750%, 06/15/24 (a)	500,000	499,863
Capital Impact Partners, 2.300%, 10/15/24 (a)	500,000	478,751
Century Housing Corp., 4.500%, 02/15/26	1,000,000	987,278

Percent of Net Assets Name of Issuer and Title of Issue	Shares/ Principal	Value
BONDS, continued
CORPORATE BONDS, continued
Financials, continued
Chubb INA Holdings, Inc., 1.375%, 09/15/30 (d)	$2,000,000	$1,592,101
Chubb INA Holdings, Inc., 2.850%, 12/15/51	250,000	174,478
Citigroup, Inc., 1.281%, 11/03/25 (e)	1,500,000	1,405,878
Citigroup, Inc., 2.014%, 01/25/26 (e)	2,000,000	1,879,906
Fiserv, Inc., 5.600%, 03/02/33	1,500,000	1,527,412
Fiserv, Inc., 4.400%, 07/01/49	1,500,000	1,268,598
Goldman Sachs Group, Inc., The, 0.855%, 02/12/26 (e)	2,500,000	2,305,178
Goldman Sachs Group, Inc., The, 3.210%, 04/22/42 (e)	750,000	555,012
ING Groep NV, 3.869%, 03/28/26 (e)	1,500,000	1,441,515
JPMorgan Chase & Co., 0.653%, 09/16/24 (e)	3,000,000	2,965,199
JPMorgan Chase & Co., 0.563%, 02/16/25 (e)	2,000,000	1,930,829
JPMorgan Chase & Co., 0.768%, 08/09/25 (e)	2,000,000	1,884,415
JPMorgan Chase & Co., 2.947%, 02/24/28 (e)	1,000,000	918,915
JPMorgan Chase & Co., 3.964%, 11/15/48 (e)	1,000,000	823,426
Kreditanstalt fuer Wiederaufbau, 2.625%, 02/28/24	5,000,000	4,906,141
Kreditanstalt fuer Wiederaufbau, 0.500%, 09/20/24	1,000,000	943,026
Kreditanstalt fuer Wiederaufbau, 2.000%, 05/02/25	3,000,000	2,842,605
Kreditanstalt fuer Wiederaufbau, 3.125%, 06/10/25	2,000,000	1,931,847
Kreditanstalt fuer Wiederaufbau, 0.375%, 07/18/25 (d)	1,000,000	913,331

SEE NOTES TO FINANCIAL STATEMENTS	84

June 30, 2023
Schedules of Investments (Unaudited), continued

Impax Core Bond Fund, continued

Percent of Net Assets Name of Issuer and Title of Issue	Shares/ Principal	Value
BONDS, continued
CORPORATE BONDS, continued
Financials, continued
Kreditanstalt fuer Wiederaufbau, 0.625%, 01/22/26	$5,000,000	$4,518,330
Kreditanstalt fuer Wiederaufbau, 1.000%, 10/01/26 (d)	1,500,000	1,342,359
Kreditanstalt fuer Wiederaufbau, 3.750%, 02/15/28	2,750,000	2,691,018
Kreditanstalt fuer Wiederaufbau, 1.750%, 09/14/29	4,000,000	3,495,785
MetLife, Inc., 4.875%, 11/13/43	1,000,000	920,525
MetLife, Inc., 5.250%, 01/15/54	1,000,000	968,834
Metropolitan Life Global Funding I, 144A, 0.950%, 07/02/25 (c)(d)	3,000,000	2,730,085
Morgan Stanley, 5.556%, 11/10/23 (e)	3,000,000	2,998,280
Morgan Stanley, 3.625%, 01/20/27	2,000,000	1,900,585
Morgan Stanley, 4.457%, 04/22/39 (e)	1,000,000	891,740
Morgan Stanley, 6.375%, 07/24/42	1,000,000	1,116,227
Nasdaq, Inc., 5.350%, 06/28/28	500,000	501,065
Nasdaq, Inc., 5.550%, 02/15/34	1,000,000	1,004,388
National Bank of Canada, 0.550%, 11/15/24 (e)	1,600,000	1,566,727
OneMain Finance Corp., 3.500%, 01/15/27	1,000,000	858,970
PNC Financial Services Group, Inc., The, 3.450%, 04/23/29	500,000	450,628
Principal Financial Group, Inc., 5.375%, 03/15/33	2,000,000	1,983,845
Principal Financial Group, Inc., 5.500%, 03/15/53	2,000,000	1,900,802

Percent of Net Assets Name of Issuer and Title of Issue	Shares/ Principal	Value
BONDS, continued
CORPORATE BONDS, continued
Financials, continued
Progressive Corp., The, 3.200%, 03/26/30	$1,500,000	$1,346,282
Prudential Financial, Inc., 1.500%, 03/10/26	250,000	228,497
Prudential Financial, Inc., 4.350%, 02/25/50	1,000,000	849,680
Royal Bank of Canada, 3.970%, 07/26/24	1,000,000	982,184
Royal Bank of Canada, 4.950%, 04/25/25	2,000,000	1,974,600
Royal Bank of Canada, 4.875%, 01/12/26	2,000,000	1,978,188
Sumitomo Mitsui Financial Group, Inc., 0.508%, 01/12/24	2,000,000	1,944,849
Toronto-Dominion Bank, The, 2.650%, 06/12/24	1,000,000	969,941
Toronto-Dominion Bank, The, 5.103%, 01/09/26 (d)	1,000,000	996,250
Toronto-Dominion Bank, The, 2.800%, 03/10/27	750,000	687,740
Toronto-Dominion Bank, The, 4.456%, 06/08/32 (d)	800,000	759,756
Travelers Cos, Inc., The, 5.450%, 05/25/53	1,000,000	1,047,499
Travelers Cos. Inc., The, 6.250%, 06/15/37	1,000,000	1,107,522
Truist Financial Corp., 5.122%, 01/26/34 (d)(e)	2,000,000	1,896,016
USAA Capital Corp., 144A, 2.125%, 05/01/30 (c)	1,000,000	832,937
VZ Secured Financing BV, 144A, 5.000%, 01/15/32 (c)	1,000,000	806,457
		100,785,600
Health Care: 3.8%
AbbVie, Inc., 3.600%, 05/14/25	1,000,000	967,042
AbbVie, Inc., 3.200%, 11/21/29	1,000,000	904,915
AbbVie, Inc., 4.250%, 11/21/49	1,000,000	863,772

85	SEE NOTES TO FINANCIAL STATEMENTS

June 30, 2023
Schedules of Investments (Unaudited), continued

Impax Core Bond Fund, continued

Percent of Net Assets Name of Issuer and Title of Issue	Shares/ Principal	Value
BONDS, continued
CORPORATE BONDS, continued
Health Care, continued
Agilent Technologies, Inc., 2.300%, 03/12/31	$2,000,000	$1,637,937
Amgen, Inc., 5.150%, 03/02/28	2,000,000	1,999,629
Amgen, Inc., 3.000%, 02/22/29	750,000	677,680
Amgen, Inc., 4.200%, 03/01/33	500,000	466,922
Astrazeneca Finance, LLC, 4.875%, 03/03/28	1,500,000	1,499,854
Avantor Funding, Inc., 144A, 4.625%, 07/15/28 (c)	1,000,000	927,823
Becton Dickinson & Co., 4.298%, 08/22/32	750,000	711,927
Becton Dickinson & Co., 4.669%, 06/06/47	1,000,000	919,848
Bristol-Myers Squibb Co., 4.250%, 10/26/49	1,000,000	887,139
Elevance Health, Inc., 2.375%, 01/15/25	1,000,000	951,051
Elevance Health, Inc., 1.500%, 03/15/26	500,000	452,352
Elevance Health, Inc., 4.101%, 03/01/28	1,000,000	960,718
Elevance Health, Inc., 2.250%, 05/15/30	1,000,000	838,387
Elevance Health, Inc., 5.125%, 02/15/53	1,750,000	1,698,332
HCA, Inc., 5.200%, 06/01/28	1,000,000	992,568
HealthEquity, Inc., 144A, 4.500%, 10/01/29 (c)	1,000,000	882,582
IQVIA, Inc., 144A, 5.700%, 05/15/28 (c)	1,000,000	991,250
Kaiser Foundation Hospitals, 2.810%, 06/01/41	1,000,000	735,500
Kaiser Foundation Hospitals, 3.266%, 11/01/49	1,000,000	739,516
Laboratory Corp of America Holdings, 3.600%, 02/01/25	1,000,000	966,683
Laboratory Corp of America Holdings, 1.550%, 06/01/26	1,000,000	893,671

Percent of Net Assets Name of Issuer and Title of Issue	Shares/ Principal	Value
BONDS, continued
CORPORATE BONDS, continued
Health Care, continued
Merck & Co., Inc., 2.350%, 06/24/40	$1,000,000	$716,757
Novant Health, Inc., 2.637%, 11/01/36	1,500,000	1,132,959
Pfizer Investment Enterprises Pte, Ltd., 4.650%, 05/19/25	1,000,000	991,671
Quest Diagnostics, Inc., 3.450%, 06/01/26	1,000,000	953,129
Seattle Children’s Hospital, 1.208%, 10/01/27	1,000,000	842,093
UnitedHealth Group, Inc., 3.700%, 05/15/27 (d)	750,000	723,499
UnitedHealth Group, Inc., 5.250%, 02/15/28	500,000	510,089
UnitedHealth Group, Inc., 2.750%, 05/15/40	500,000	371,824
UnitedHealth Group, Inc., 5.875%, 02/15/53	1,000,000	1,111,801
Zoetis, Inc., 3.000%, 09/12/27	1,000,000	932,010
Zoetis, Inc., 3.900%, 08/20/28	1,000,000	959,922
		32,812,852
Industrials: 2.7%
Ashtead Capital, Inc., 144A, 5.500%, 08/11/32 (c)	1,000,000	967,861
Ashtead Capital, Inc., 144A, 5.550%, 05/30/33 (c)	1,000,000	975,757
Burlington Northern Santa Fe, LLC, 5.200%, 04/15/54	1,000,000	1,021,006
Caterpillar, Inc., 2.600%, 04/09/30	1,000,000	888,428
Clean Harbors, Inc., 144A, 6.375%, 02/01/31 (c)	1,000,000	1,007,200
Cummins, Inc., 7.125%, 03/01/28	1,000,000	1,089,409
Johnson Controls International PLC/Tyco Fire & Security Finance SCA, 1.750%, 09/15/30 (d)	1,000,000	807,534
Masco Corp., 1.500%, 02/15/28 (d)	1,000,000	852,170

SEE NOTES TO FINANCIAL STATEMENTS	86

June 30, 2023
Schedules of Investments (Unaudited), continued

Impax Core Bond Fund, continued

Percent of Net Assets Name of Issuer and Title of Issue	Shares/ Principal	Value
BONDS, continued
CORPORATE BONDS, continued
Industrials, continued
Norfolk Southern Corp., 2.300%, 05/15/31	$2,500,000	$2,078,394
Regal Rexnord Corp., 144A, 6.050%, 04/15/28 (c)	1,000,000	993,604
Republic Services, Inc., 1.450%, 02/15/31	2,000,000	1,570,800
Roper Technologies, Inc., 2.000%, 06/30/30	1,500,000	1,227,384
Standard Industries, Inc., 144A, 4.750%, 01/15/28 (c)	1,000,000	932,247
Tesla Energy Operations, Inc., 4.700%, 05/29/25 (a)	2,000,000	1,846,380
Union Pacific Corp., 2.400%, 02/05/30	500,000	435,018
Union Pacific Corp., 3.200%, 05/20/41	1,000,000	787,299
Union Pacific Corp., 4.950%, 05/15/53	2,000,000	1,992,865
Waste Management, Inc., 3.150%, 11/15/27	2,500,000	2,343,222
Waste Management, Inc., 2.500%, 11/15/50	350,000	224,003
Xylem, Inc., 1.950%, 01/30/28 (d)	1,500,000	1,316,887
		23,357,468
Information Technology: 3.8%
Analog Devices, Inc., 2.950%, 04/01/25	1,000,000	961,576
Analog Devices, Inc., 1.700%, 10/01/28	750,000	644,808
Apple, Inc., 2.400%, 08/20/50	1,000,000	670,497
Apple, Inc., 3.950%, 08/08/52	750,000	661,553
Apple, Inc., 4.850%, 05/10/53 (d)	750,000	769,179
Block, Inc., 3.500%, 06/01/31	1,000,000	829,537
Broadcom, Inc., 144A, 4.926%, 05/15/37 (c)	4,000,000	3,622,266
CDW, LLC/Finance Corp., 3.276%, 12/01/28	3,000,000	2,607,912
Gen Digital, Inc., 144A, 6.750%, 09/30/27 (c)	600,000	598,962

Percent of Net Assets Name of Issuer and Title of Issue	Shares/ Principal	Value
BONDS, continued
CORPORATE BONDS, continued
Information Technology, continued
Gen Digital, Inc., 144A, 7.125%, 09/30/30 (c)(d)	$550,000	$551,416
Hewlett Packard Enterprise Co., 1.450%, 04/01/24 (d)	2,500,000	2,420,457
Hewlett Packard Enterprise Co., 6.350%, 10/15/45	1,150,000	1,199,571
Intel Corp., 5.200%, 02/10/33 (d)	1,500,000	1,514,990
Intel Corp., 5.700%, 02/10/53	1,750,000	1,781,536
KLA Corp., 4.950%, 07/15/52	2,000,000	1,971,553
MasterCard, Inc., 2.950%, 06/01/29	500,000	455,419
MasterCard, Inc., 2.950%, 03/15/51	1,000,000	730,625
Microchip Technology, Inc., 0.972%, 02/15/24	2,000,000	1,938,081
NetApp, Inc., 1.875%, 06/22/25	1,000,000	929,639
NXP BV/Funding, LLC/USA, Inc., 2.500%, 05/11/31	1,500,000	1,223,258
NXP BV/Funding, LLC/USA, Inc., 5.000%, 01/15/33	1,800,000	1,729,280
Open Text Corp., 144A, 6.900%, 12/01/27 (c)	1,000,000	1,019,140
QUALCOMM, Inc., 6.000%, 05/20/53	2,000,000	2,240,225
Visa, Inc., 3.650%, 09/15/47	2,000,000	1,694,716
		32,766,196
Materials: 0.7%
Air Products and Chemicals, Inc., 4.800%, 03/03/33	1,500,000	1,514,495
Ardagh Metal Packaging Finance USA, LLC/Finance PLC, 144A, 4.000%, 09/01/29 (c)	1,000,000	793,109
Ball Corp., 6.875%, 03/15/28	1,000,000	1,020,819
Ecolab, Inc., 5.250%, 01/15/28	1,000,000	1,016,555
Ecolab, Inc., 2.125%, 08/15/50	500,000	298,721
Ecolab, Inc., 2.750%, 08/18/55	950,000	610,030

87	SEE NOTES TO FINANCIAL STATEMENTS

June 30, 2023
Schedules of Investments (Unaudited), continued

Impax Core Bond Fund, continued

Percent of Net Assets Name of Issuer and Title of Issue	Shares/ Principal	Value
BONDS, continued
CORPORATE BONDS, continued
Materials, continued
Graphic Packaging International, LLC, 144A, 3.750%, 02/01/30 (c)	$1,000,000	$863,600
		6,117,329
Real Estate: 3.0%
Alexandria Real Estate Equities, Inc., 1.875%, 02/01/33 (d)	1,000,000	731,934
Alexandria Real Estate Equities, Inc., 4.750%, 04/15/35	2,000,000	1,858,052
American Tower Corp., 5.250%, 07/15/28	1,000,000	989,299
American Tower Corp., 2.100%, 06/15/30	250,000	202,239
American Tower Corp., 5.650%, 03/15/33	750,000	761,245
American Tower Corp., 2.950%, 01/15/51	500,000	315,924
American Tower Trust #1, 144A, 5.490%, 03/15/28 (c)	1,750,000	1,753,826
Brandywine Operating Partnership, LP, 7.550%, 03/15/28 (d)	1,000,000	900,725
Crown Castle, Inc., 1.050%, 07/15/26	1,000,000	876,214
Crown Castle, Inc., 4.800%, 09/01/28	1,000,000	971,078
CubeSmart, LP, 2.500%, 02/15/32	2,500,000	1,980,985
Equinix, Inc., 1.000%, 09/15/25	1,000,000	903,426
Equinix, Inc., 3.900%, 04/15/32	1,250,000	1,123,586
Healthpeak OP, LLC, 5.250%, 12/15/32	2,000,000	1,948,175
Kimco Realty OP, LLC, 4.600%, 02/01/33 (d)	2,000,000	1,851,569
Prologis, LP, 1.250%, 10/15/30	500,000	386,624
Prologis, LP, 1.625%, 03/15/31	1,000,000	792,033

Percent of Net Assets Name of Issuer and Title of Issue	Shares/ Principal	Value
BONDS, continued
CORPORATE BONDS, continued
Real Estate, continued
Prologis, LP, 4.750%, 06/15/33	$500,000	$488,894
Regency Centers, LP, 2.950%, 09/15/29	1,500,000	1,288,103
Regency Centers, LP, 3.700%, 06/15/30	570,000	510,215
SBA Tower Trust, 144A, 1.631%, 11/15/26 (c)	1,000,000	863,792
SBA Tower Trust, 144A, 1.840%, 04/15/27 (c)	2,000,000	1,722,857
Welltower OP, Inc., 3.850%, 06/15/32	1,500,000	1,323,588
Welltower OP, Inc., 6.500%, 03/15/41	1,000,000	1,030,956
		25,575,339
Utilities: 3.5%
AES Corp., The, 5.450%, 06/01/28	1,000,000	982,820
AES Corp., The, 2.450%, 01/15/31	1,000,000	808,866
American Water Capital Corp., 2.800%, 05/01/30	3,000,000	2,625,718
Avangrid, Inc., 3.200%, 04/15/25	1,000,000	951,396
Clearway Energy Operating, LLC, 144A, 3.750%, 02/15/31 (c)	2,000,000	1,661,541
Consolitated Edison Co. of New York, Inc., 3.350%, 04/01/30	1,000,000	909,650
DTE Electric Co., 1.900%, 04/01/28	1,500,000	1,313,605
DTE Electric Co., 3.950%, 03/01/49	1,000,000	824,318
Georgia Power Co., 3.250%, 03/15/51	1,000,000	706,355
Leeward Renewable Energy Operations, LLC, 144A, 4.250%, 07/01/29 (c)	1,500,000	1,338,189
Niagara Mohawk Power Corp., 144A, 1.960%, 06/27/30 (c)	2,000,000	1,601,345

SEE NOTES TO FINANCIAL STATEMENTS	88

June 30, 2023
Schedules of Investments (Unaudited), continued

Impax Core Bond Fund, continued

Percent of Net Assets Name of Issuer and Title of Issue	Shares/ Principal	Value
BONDS, continued
CORPORATE BONDS, continued
Utilities, continued
NSTAR Electric Co., 3.250%, 05/15/29	$3,000,000	$2,750,159
Pattern Energy Operations, LP/Inc., 144A, 4.500%, 08/15/28 (c)	1,000,000	914,232
PG&E Energy Recovery Funding, LLC, 2.822%, 07/15/46	750,000	536,758
PG&E Recovery Funding, LLC, 5.256%, 01/15/38	1,000,000	1,025,576
PG&E Recovery Funding, LLC, 5.536%, 07/15/47	2,625,000	2,742,524
SCE Recovery Funding, LLC, 4.697%, 06/15/40	2,250,000	2,193,569
SCE Recovery Funding, LLC, 2.943%, 11/15/42	1,250,000	1,016,634
SCE Recovery Funding, LLC, 5.112%, 12/15/47	750,000	742,077
Southern Power Co., 4.150%, 12/01/25	1,000,000	976,472
Southern Power Co., 0.900%, 01/15/26	500,000	448,311
Southwestern Public Service Co., 3.150%, 05/01/50	1,500,000	1,046,754
Sunnova Energy Corp., 144A, 5.875%, 09/01/26 (c)(d)	750,000	686,174
Union Electric Co., 2.150%, 03/15/32	1,000,000	801,370
		29,604,413
Total Corporate Bonds
(Cost $346,375,612)		317,200,847

U.S. GOVERNMENT AGENCY BONDS: 1.2%
Federal Farm Credit Bank (Agency): 0.3%
Federal Farm Credit Banks Funding Corp., 2.500%, 04/14/36	3,000,000	2,357,304

Small Business Administration (Agency): 0.2%
SBA Small Business Investment Cos., 5.168%, 03/10/33	1,500,000	1,487,571

Percent of Net Assets Name of Issuer and Title of Issue	Shares/ Principal	Value
BONDS, continued
U.S. GOVERNMENT AGENCY BONDS, continued
US International Development Finance Corp. (Agency): 0.7%
United States International Development Finance Corp., 5.380%, 09/15/26 (e)	$1,083,333	$1,083,333
United States International Development Finance Corp., 3.130%, 04/15/28	1,000,000	934,127
United States International Development Finance Corp., 1.650%, 04/15/28	500,000	440,400
United States International Development Finance Corp., 1.440%, 04/15/28	1,000,000	873,232
United States International Development Finance Corp., 5.337%, 03/15/30 (e)	1,928,571	1,928,572
United States International Development Finance Corp., 3.520%, 09/20/32	1,321,429	1,245,051
		6,504,715
TOTAL U.S. GOVERNMENT AGENCY BONDS
(Cost $10,706,737)		10,349,590

GOVERNMENT BONDS: 0.7%
Caisse d’Amortissement de la Dette Sociale, 144A, 1.375%, 01/20/31 (c)	3,000,000	2,441,662
Kommunalbanken AS, 144A, 0.500%, 10/21/24 (c)	500,000	469,468
Kommunalbanken AS, 144A, 4.625%, 10/24/25 (c)	500,000	497,047
Kommunalbanken AS, 144A, 1.125%, 10/26/26 (c)	1,500,000	1,337,285
Kommunalbanken AS, 144A, 1.125%, 06/14/30 (c)	1,000,000	811,776
Ontario Teachers’ Finance Trust, 144A, 1.250%, 09/27/30 (c)	1,000,000	796,274
TOTAL GOVERNMENT BONDS
(Cost $7,109,120)		6,353,512

89	SEE NOTES TO FINANCIAL STATEMENTS

June 30, 2023
Schedules of Investments (Unaudited), continued

Impax Core Bond Fund, continued

Percent of Net Assets Name of Issuer and Title of Issue	Shares/ Principal	Value
BONDS, continued
SUPRANATIONAL BONDS: 10.7%
Council of Europe Development Bank, 3.000%, 06/16/25	$1,000,000	$962,401
European Bank for Reconstruction & Development, 0.250%, 07/10/23	3,000,000	2,998,256
European Bank for Reconstruction & Development, 1.625%, 09/27/24	3,000,000	2,865,453
European Bank for Reconstruction & Development, 0.500%, 11/25/25	3,000,000	2,715,240
European Investment Bank, 3.250%, 01/29/24 (d)	6,000,000	5,925,695
European Investment Bank, 2.750%, 08/15/25	2,000,000	1,916,186
European Investment Bank, 1.375%, 03/15/27	2,000,000	1,791,779
European Investment Bank, 3.875%, 03/15/28	1,000,000	984,450
European Investment Bank, 1.750%, 03/15/29 (d)	800,000	701,118
European Investment Bank, 0.750%, 09/23/30	1,000,000	798,190
European Investment Bank, 3.750%, 02/14/33	3,000,000	2,957,523
Inter-American Development Bank, 0.250%, 11/15/23 (d)	4,000,000	3,925,565
Inter-American Development Bank, 2.625%, 01/16/24	3,000,000	2,955,796
Inter-American Development Bank, 0.340%, 10/15/24	4,000,000	3,743,584
Inter-American Development Bank, 1.750%, 03/14/25 (d)	3,000,000	2,837,526
Inter-American Development Bank, 0.625%, 07/15/25	3,000,000	2,754,361

Percent of Net Assets Name of Issuer and Title of Issue	Shares/ Principal	Value
BONDS, continued
SUPRANATIONAL BONDS, continued
Inter-American Development Bank, 0.875%, 04/20/26	$2,000,000	$1,804,954
Inter-American Development Bank, 1.500%, 01/13/27	2,000,000	1,805,125
Inter-American Development Bank, 0.625%, 09/16/27	600,000	515,923
Inter-American Development Bank, 3.500%, 09/14/29	4,500,000	4,340,397
Inter-American Development Bank, 1.125%, 01/13/31 (d)	3,250,000	2,631,156
Inter-American Development Bank, 3.500%, 04/12/33	2,000,000	1,921,727
Inter-American Investment Corp., 2.625%, 04/22/25	1,000,000	955,038
International Bank for Reconstruction & Development, 1.625%, 01/15/25	8,000,000	7,586,408
International Bank for Reconstruction & Development, 0.625%, 04/22/25	5,000,000	4,622,824
International Bank for Reconstruction & Development, 0.500%, 10/28/25	500,000	453,973
International Bank for Reconstruction & Development, 3.125%, 06/15/27	2,000,000	1,905,015
International Bank for Reconstruction & Development, 0.750%, 11/24/27	1,000,000	859,130
International Bank for Reconstruction & Development, 0.000%, 03/31/28	4,500,000	4,228,335

SEE NOTES TO FINANCIAL STATEMENTS	90

June 30, 2023
Schedules of Investments (Unaudited), continued

Impax Core Bond Fund, continued

Percent of Net Assets Name of Issuer and Title of Issue	Shares/ Principal	Value
BONDS, continued
SUPRANATIONAL BONDS, continued
International Bank for Reconstruction & Development, 1.375%, 04/20/28	$1,500,000	$1,313,275
International Bank for Reconstruction & Development, 3.875%, 02/14/30	1,000,000	985,096
International Bank for Reconstruction & Development, 5.460%, 02/11/31 (e)	2,000,000	1,983,172
International Bank for Reconstruction & Development, 1.625%, 11/03/31	1,500,000	1,252,781
International Bank for Reconstruction & Development, 2.750%, 05/31/36	2,000,000	1,645,136
International Development Association, 144A, 0.375%, 09/23/25 (c)	3,200,000	2,904,593
International Finance Corp., 0.375%, 07/16/25	1,000,000	914,804
International Finance Corp., 0.750%, 10/08/26	2,250,000	1,992,666
Nordic Investment Bank, 0.375%, 09/20/24	1,500,000	1,412,465
Nordic Investment Bank, 0.375%, 09/11/25	3,000,000	2,729,192
TOTAL SUPRANATIONAL BONDS
(Cost $97,753,655)		91,596,308

MUNICIPAL BONDS: 1.7%
California Health Facilities Financing Authority, 4.190%, 06/01/37	1,750,000	1,637,398
California State University, 2.795%, 11/01/41	500,000	363,001
City of Los Angeles CA Wastewater System Revenue, 4.029%, 06/01/39	1,020,000	920,826

Percent of Net Assets Name of Issuer and Title of Issue	Shares/ Principal	Value
BONDS, continued
MUNICIPAL BONDS, continued
City of San Francisco CA Public Utilities Commission Water Revenue, 3.303%, 11/01/39	$2,000,000	$1,650,278
Commonwealth of Massachusetts, 3.881%, 01/15/31	2,000,000	1,878,570
Commonwealth of Massachusetts, 3.277%, 06/01/46	2,000,000	1,612,017
Massachusetts School Building Authority, 3.395%, 10/15/40	1,000,000	828,871
State of California, 7.550%, 04/01/39	2,000,000	2,524,617
State of Oregon, 4.721%, 05/01/42	2,000,000	1,934,941
University of Massachusetts Building Authority, 6.573%, 05/01/39	125,000	125,115
University of Massachusetts Building Authority, 5.450%, 11/01/40	1,225,000	1,280,661
TOTAL MUNICIPAL BONDS
(Cost $16,508,683)		14,756,295

U.S. TREASURY NOTES: 17.0%
0.125%, 07/15/24 (TIPS)	2,554,780	2,478,439
0.625%, 01/15/26 (TIPS)	3,829,530	3,652,237
3.625%, 05/15/26	15,000,000	14,636,133
0.375%, 07/15/27 (TIPS)	4,959,760	4,650,699
3.625%, 03/31/28	20,000,000	19,536,719
3.750%, 05/31/30	9,000,000	8,875,547
3.500%, 02/15/33	10,500,000	10,229,297
5.000%, 05/15/37	2,000,000	2,266,914
3.875%, 05/15/43 (d)	51,500,000	50,260,780
1.000%, 02/15/48 (TIPS)	1,229,990	1,059,221
3.625%, 05/15/53	29,000,000	27,876,250
TOTAL U.S. TREASURY NOTES
(Cost $147,233,439)		145,522,236

91	SEE NOTES TO FINANCIAL STATEMENTS

June 30, 2023
Schedules of Investments (Unaudited), continued

Impax Core Bond Fund, continued

Percent of Net Assets Name of Issuer and Title of Issue	Shares/ Principal	Value
BONDS, continued
ASSET-BACKED SECURITIES: 5.3%
CarMax Auto Owner Trust 2020-3, 2.530%, 01/15/27	$2,000,000	$1,921,018
College Avenue Student Loans 2021-B, LLC, 144A, 1.760%, 06/25/52 (c)	341,398	290,952
Commonbond Student Loan Trust 2018-C-GS, 144A, 3.870%, 02/25/46 (c)	496,223	468,062
Commonbond Student Loan Trust 2019-A-GS, 144A, 2.540%, 01/25/47 (c)	555,603	498,443
Commonbond Student Loan Trust 2021-A-GS, 144A, 1.200%, 03/25/52 (c)	268,107	219,784
Commonbond Student Loan Trust 2021-B-GS, 144A, 1.170%, 09/25/51 (c)	344,318	280,383
Foundation Finance Trust 2019-1, 144A, 3.860%, 11/15/34 (c)	737,839	725,333
Foundation Finance Trust 2021-1, 144A, 1.270%, 05/15/41 (c)	1,038,861	913,487
Foundation Finance Trust 2021-2, 144A, 2.190%, 01/15/42 (c)	435,410	395,232
Foundation Finance Trust 2023-1, 144A, 5.670%, 12/15/43 (c)	2,436,316	2,387,422
FRTKL 2021-SFR1, 144A, 1.571%, 09/17/38 (c)	1,000,000	868,434
GoodLeap Sustainable Home Solutions Trust 2022-2, 144A, 4.000%, 04/20/49 (c)	2,382,130	2,090,792
Loanpal Solar Loan 2021-1, Ltd., 144A, 2.290%, 01/20/48 (c)	852,561	637,842
Loanpal Solar Loan 2021-2 Ltd, 144A, 2.220%, 03/20/48 (c)	547,904	398,534
Mill City Solar Loan 2019-1, Ltd., 144A, 4.340%, 03/20/43 (c)	452,768	403,938

Percent of Net Assets Name of Issuer and Title of Issue	Shares/ Principal	Value
BONDS, continued
ASSET-BACKED SECURITIES, continued
Mill City Solar Loan 2019-2, Ltd., 144A, 3.690%, 07/20/43 (c)	$491,388	$420,693
Mosaic Solar Loan Trust 2018-1, 144A, 4.010%, 06/22/43 (c)	1,244,953	1,138,514
Mosaic Solar Loan Trust 2019-1, 144A, 4.370%, 12/21/43 (c)	562,827	517,820
Mosaic Solar Loan Trust 2019-2, 144A, 2.880%, 09/20/40 (c)	377,123	329,468
Mosaic Solar Loan Trust 2020-1, 144A, 2.100%, 04/20/46 (c)	415,016	356,220
Mosaic Solar Loan Trust 2020-2, 144A, 3.000%, 08/20/46 (c)	715,569	640,584
Mosaic Solar Loan Trust 2020-2, 144A, 1.440%, 08/20/46 (c)	861,490	705,517
Mosaic Solar Loan Trust 2021-1, 144A, 1.510%, 12/20/46 (c)	794,452	645,357
Mosaic Solar Loan Trust 2022-3, 144A, 6.100%, 06/20/53 (c)	1,378,541	1,379,462
Mosaic Solar Loans 2017-1 LLC, 144A, 4.450%, 06/20/42 (c)	388,839	366,795
Mosaic Solar Loans 2017-2 LLC, 144A, 3.820%, 06/22/43 (c)	474,044	430,563
Mosaic Solar Loans 2017-2 LLC, 144A, 2.000%, 06/22/43 (c)	177,782	171,692
Mosaic Solar Loans Trust 2021-2, 144A, 2.090%, 04/22/47 (c)	727,768	537,112
OneMain Financial Issuance Trust 2022-3, 144A, 5.940%, 05/15/34 (c)	1,750,000	1,742,838

SEE NOTES TO FINANCIAL STATEMENTS	92

June 30, 2023
Schedules of Investments (Unaudited), continued

Impax Core Bond Fund, continued

Percent of Net Assets Name of Issuer and Title of Issue	Shares/ Principal	Value
BONDS, continued
ASSET-BACKED SECURITIES, continued
OneMain Financial Issuance Trust 2022-S1, 144A, 4.130%, 05/14/35 (c)	$2,520,000	$2,410,619
PACEWell 5 Trust, 144A, 2.628%, 10/10/59 (c)	1,062,414	838,114
Progress Residential 2022-SFR1 Trust, 144A, 2.709%, 02/17/41 (c)	1,493,877	1,287,250
Service Experts Issuer 2021-1, LLC, 144A, 2.670%, 02/02/32 (c)	975,368	886,413
SoFi Professional Loan Program 2017-B, LLC, 144A, 3.700%, 05/25/40 (c)(e)	1,900,000	1,813,380
SoFi Professional Loan Program 2017-D, LLC, 144A, 3.610%, 09/25/40 (c)	1,900,000	1,684,492
SoFi Professional Loan Program 2017-F, LLC, 144A, 3.620%, 01/25/41 (c)	1,800,000	1,601,023
SoFi Professional Loan Program 2018-B Trust, 144A, 3.830%, 08/25/47 (c)	500,000	448,760
SoFi Professional Loan Program 2019-C, LLC, 144A, 2.370%, 11/16/48 (c)	1,243,514	1,145,321
Sunnova Helios II Issuer, LLC 2019-A, 144A, 3.750%, 06/20/46 (c)	1,499,579	1,330,598
Sunnova Helios II Issuer, LLC 2021-B, 144A, 1.620%, 07/20/48 (c)	2,109,949	1,723,598
Sunnova Helios IV Issuer, LLC, 144A, 2.980%, 06/20/47 (c)	727,469	645,148
Sunnova Helios V Issuer, LLC, 144A, 1.800%, 02/20/48 (c)	411,695	345,009

Percent of Net Assets Name of Issuer and Title of Issue	Shares/ Principal	Value
BONDS, continued
ASSET-BACKED SECURITIES, continued
Sunnova Helios VII Issuer, LLC, 144A, 2.330%, 10/20/48 (c)	$884,143	$704,698
Sunnova Sol Issuer, LLC, 144A, 3.350%, 02/01/55 (c)	901,611	757,048
Sunrun Athena Issuer 2018-1, LLC, 144A, 5.310%, 04/30/49 (c)	894,836	840,291
Sunrun Atlas Issuer 2019-2, LLC, 144A, 3.610%, 02/01/55 (c)	900,230	790,109
Tesla Auto Lease Trust 2021-A, 144A, 1.340%, 03/20/25 (c)	500,000	485,809
Tesla Auto Lease Trust 2021-A, 144A, 1.180%, 03/20/25 (c)	750,000	730,076
Tesla Auto Lease Trust 2021-B, 144A, 1.120%, 09/22/25 (c)	500,000	472,432
Tricon American Homes 2020-SFR2 Trust, 144A, 1.482%, 11/17/39 (c)	1,349,505	1,138,897
Triumph Rail Holdings, LLC, 144A, 2.150%, 06/19/51 (c)	916,523	791,108
Vivint Solar Financing V, LLC, 144A, 4.730%, 04/30/48 (c)	896,832	797,904
TOTAL ASSET-BACKED SECURITIES
(Cost $50,914,824)		45,550,388

MORTGAGE-BACKED SECURITIES: 25.0%
Ginnie Mae (Mortgage-Backed): 0.3%
3.020%, 09/15/41	1,611,772	1,503,567
2.846%, 09/16/50 (e)	768,127	739,512
3.099%, 03/16/55 (e)	583,315	517,869
		2,760,948
Freddie Mac (Mortgage-Backed): 6.0%
2.939%, 04/25/29	3,000,000	2,736,340
0.704%, 04/25/29 (e)	473,148	411,337
2.412%, 08/25/29	2,000,000	1,774,489
1.503%, 09/25/30	651,000	532,947

93	SEE NOTES TO FINANCIAL STATEMENTS

June 30, 2023
Schedules of Investments (Unaudited), continued

Impax Core Bond Fund, continued

Percent of Net Assets Name of Issuer and Title of Issue	Shares/ Principal	Value
BONDS, continued
MORTGAGE-BACKED SECURITIES, continued
Freddie Mac (Mortgage-Backed), continued
1.487%, 11/25/30	$2,000,000	$1,624,273
1.132%, 01/25/31	1,651,833	1,415,935
1.204%, 09/25/31	573,218	491,729
3.400%, 08/25/32 (e)	2,000,000	1,835,600
3.123%, 08/25/32 (e)	1,750,000	1,572,657
6.623%, 01/25/34, 144A (c)(e)	364,543	364,088
3.000%, 03/01/35	2,787,012	2,606,556
2.500%, 11/01/36	1,307,015	1,182,797
4.000%, 07/01/37	1,805,603	1,743,815
6.823%, 01/25/42, 144A (c)(e)	1,100,000	1,065,801
3.000%, 12/01/49	1,772,255	1,574,764
8.238%, 03/25/50, 144A (c)(e)	1,125,560	1,155,110
2.500%, 05/01/50	1,429,221	1,220,621
2.000%, 02/01/51	2,468,107	2,035,018
4.000%, 08/01/51	3,399,789	3,211,341
3.000%, 04/01/52	4,660,247	4,115,874
4.500%, 08/01/52	1,863,649	1,797,271
5.500%, 09/01/52	3,921,133	3,914,800
5.500%, 11/01/52	3,858,351	3,866,311
5.500%, 01/01/53	2,938,293	2,933,543
5.500%, 03/01/53	2,970,600	2,958,917
6.000%, 06/01/53	2,979,775	3,033,453
		51,175,387
Fannie Mae (Mortgage-Backed): 16.5%
2.899%, 02/25/27 (e)	1,822,955	1,711,640
3.002%, 01/25/28 (e)	1,799,916	1,668,665
3.166%, 03/25/28 (e)	1,070,163	1,006,094
3.412%, 06/25/28 (e)	1,814,633	1,715,749
3.665%, 09/25/28 (e)	1,791,067	1,708,511
2.937%, 06/25/29	1,706,915	1,562,577
1.429%, 12/25/30 (e)	2,700,000	2,178,226
2.000%, 03/01/36	2,238,009	1,986,513
4.000%, 08/01/37	1,777,799	1,719,681
2.000%, 11/01/40	1,656,889	1,422,600
2.500%, 12/01/40	2,447,945	2,160,846
2.000%, 12/01/40	3,937,483	3,380,404
4.000%, 02/01/41	1,383,735	1,331,332
6.973%, 11/25/41, 144A (c)(e)	1,500,000	1,461,260
4.000%, 01/01/42	1,270,651	1,222,538
3.000%, 01/01/42	2,555,633	2,304,329

Percent of Net Assets Name of Issuer and Title of Issue	Shares/ Principal	Value
BONDS, continued
MORTGAGE-BACKED SECURITIES, continued
Fannie Mae (Mortgage-Backed), continued
3.500%, 01/01/43	$1,261,274	$1,173,882
3.500%, 07/01/43	3,448,077	3,217,853
3.000%, 11/01/46	2,706,366	2,426,695
3.500%, 04/01/48	1,611,186	1,502,451
3.500%, 09/01/49	4,297,414	3,965,962
3.000%, 10/01/49	1,292,848	1,152,928
3.500%, 01/01/50	2,537,758	2,343,336
2.500%, 03/01/50	1,604,744	1,373,550
2.500%, 08/01/50	1,736,801	1,495,872
2.500%, 09/01/50	5,731,168	4,896,019
2.000%, 10/01/50	3,178,100	2,622,591
3.000%, 11/01/50	1,343,814	1,191,022
2.500%, 11/01/50	1,720,312	1,469,259
1.500%, 11/01/50	2,334,389	1,816,285
2.500%, 12/01/50	3,490,063	2,980,072
2.000%, 12/01/50	1,536,204	1,264,374
2.500%, 01/01/51	1,565,686	1,336,606
2.500%, 05/01/51	1,558,227	1,328,295
2.500%, 07/01/51	7,863,804	6,704,346
2.000%, 09/01/51	2,738,809	2,240,611
2.500%, 10/01/51	2,613,261	2,222,120
2.000%, 10/01/51	2,718,158	2,223,513
2.500%, 11/01/51	2,816,874	2,394,211
3.500%, 01/01/52	2,465,778	2,252,923
3.000%, 02/01/52	2,773,054	2,444,665
2.500%, 02/01/52	3,573,029	3,035,344
3.500%, 03/01/52	2,836,998	2,589,653
3.500%, 04/01/52	6,409,913	5,851,848
3.500%, 06/01/52	7,421,643	6,781,792
4.500%, 07/01/52	2,902,705	2,794,202
4.000%, 07/01/52	7,289,239	6,854,851
3.500%, 07/01/52	3,786,102	3,482,745
4.500%, 08/01/52	2,959,042	2,867,196
5.000%, 09/01/52	2,957,585	2,902,695
4.500%, 10/01/52	2,818,931	2,724,458
6.000%, 11/01/52	2,916,858	2,951,486
4.500%, 01/01/53	2,943,469	2,831,620
6.000%, 02/01/53	2,885,129	2,937,065
5.500%, 03/01/53	1,993,880	1,988,175
5.000%, 03/01/53	1,958,676	1,920,528
5.500%, 05/01/53	2,970,510	2,973,390
		142,067,454

SEE NOTES TO FINANCIAL STATEMENTS	94

June 30, 2023
Schedules of Investments (Unaudited), continued

Impax Core Bond Fund, continued

Percent of Net Assets Name of Issuer and Title of Issue	Shares/ Principal	Value
BONDS, continued
MORTGAGE-BACKED SECURITIES, continued
Commercial Mortgage-Backed: 2.2%
Angel Oak Mortgage Trust 2022-2, 144A, 3.353%, 01/25/67 (c)(e)	$1,693,578	$1,527,133
Angel Oak Mortgage Trust 2022-5, 144A, 4.500%, 05/25/67 (c)	1,809,676	1,733,234
CHNGE Mortgage Trust 2023-1, 144A, 7.065%, 03/25/58 (c)	456,865	453,276
CHNGE Mortgage Trust 2023-2, 144A, 6.525%, 06/25/58 (c)	1,720,813	1,709,270
Connecticut Avenue Securities Trust 2021-R01, 144A, 6.523%, 10/25/41 (c)(e)	645,000	632,477
Connecticut Avenue Securities Trust 2022-R08, 144A, 7.523%, 07/25/42 (c)(e)	1,517,365	1,539,829
Connecticut Avenue Securities Trust 2023-R01, 144A, 7.373%, 12/25/42 (c)(e)	1,169,334	1,177,022
Flagstar Mortgage Trust 2021-5INV, 144A, 2.500%, 07/25/51 (c)(e)	748,976	644,743
Flagstar Mortgage Trust 2021-6INV, 144A, 2.500%, 08/25/51 (c)(e)	1,519,169	1,306,555
Mello Mortgage Capital Acceptance 2021-INV1, 144A, 2.500%, 06/25/51 (c)(e)	777,798	666,595
New Residential Mortgage Loan Trust 2019-2, 144A, 4.250%, 12/25/57 (c)(e)	857,728	812,137

Percent of Net Assets Name of Issuer and Title of Issue	Shares/ Principal	Value
BONDS, continued
MORTGAGE-BACKED SECURITIES, continued
Commercial Mortgage-Backed, continued
New Residential Mortgage Loan Trust 2019-4, 144A, 3.500%, 12/25/58 (c)(e)	$365,578	$335,976
New Residential Mortgage Loan Trust 2019-5, 144A, 3.500%, 08/25/59 (c)(e)	496,420	459,248
New Residential Mortgage Loan Trust 2019-RPL3, 144A, 2.750%, 07/25/59 (c)(e)	1,073,605	991,639
Sequoia Mortgage Trust 2018-CH1, 144A, 4.000%, 03/25/48 (c)(e)	72,613	66,777
Sequoia Mortgage Trust 2021-4, 144A, 2.500%, 06/25/51 (c)(e)	1,657,322	1,422,008
SLG Office Trust 2021-OVA, 144A, 2.585%, 07/15/41 (c)	1,500,000	1,205,947
Towd Point Mortgage Trust 2015-2, 144A, 3.575%, 11/25/60 (c)(e)	1,174,780	1,151,724
Towd Point Mortgage Trust 2023-1, 144A, 3.750%, 01/25/63 (c)	1,189,232	1,090,306
		18,925,896
TOTAL MORTGAGE-BACKED SECURITIES
(Cost $237,262,187)		214,929,685

TOTAL BONDS
(Cost $914,568,778)		846,951,907

MONEY MARKET: 1.1%
State Street Institutional U.S. Government Money Market Fund, 5.030% (f)(g)	9,877,250	9,877,250
(Cost $9,877,250)

95	SEE NOTES TO FINANCIAL STATEMENTS

June 30, 2023
Schedules of Investments (Unaudited), continued

Impax Core Bond Fund, continued

Percent of Net Assets Name of Issuer and Title of Issue	Shares/ Principal	Value
SECURITIES PURCHASED WITH CASH COLLATERAL FROM SECURITIES LENDING: 6.7%
State Street Navigator Securities Lending Government Money Market Portfolio, 5.106% (f)(g)	$57,817,010	$57,817,010
(Cost $57,817,010)

Total Investments: 106.4%
(Cost $982,263,038)		914,646,167

PAYABLE UPON RETURN OF SECURITIES LOANED (NET):- 6.7%		(57,817,010)

OTHER ASSETS AND LIABILITIES — (NET): 0.3%		2,197,313

NET ASSETS: 100.0%		$859,026,470

(a)	Illiquid security.
(b)	Security valued using significant unobservable inputs.
(c)	Security purchased pursuant to Rule 144A of the Securities Act of 1933 and may be resold only to qualified institutional buyers.
(d)	Security of partial position of this security was on loan as of June 30, 2023. The total market value of securities on loan as of June 30, 2023 was $75,063,139.
(e)	Rate shown reflects the accrual rate as of June 30, 2023 on securities with variable or step rates.
(f)	Rate shown represents annualized 7-day yield as of June 30, 2023.
(g)	Premier Class shares.

LP - Limited Partnership

TIPS - Treasury Inflation Protected Securities

SEE NOTES TO FINANCIAL STATEMENTS	96

June 30, 2023
Schedules of Investments (Unaudited), continued

Impax High Yield Bond Fund

Percent of Net Assets Name of Issuer and Title of Issue	Shares/ Principal/ Contracts	Value
COMMON STOCKS: 0.2%
Health Care: 0.2%
Avantor, Inc. (a)	60,790	$1,248,627
(Cost $1,000,378)

BONDS: 94.4%
Community Investment Notes: 0.2%
CEI Investment Note, 2.000%, 09/30/23 (b)(c)	$521,055	521,055
Envest Microfinance Fund, LLC, 4.380%, 10/25/23 (b)(c)	150,000	150,000
Envest Microfinance Fund, LLC, 4.000%, 04/20/26 (b)	250,000	238,525
(Cost $921,055)		909,580

CORPORATE BONDS: 90.9%
Automotive: 5.3%
Allison Transmission, Inc., 144A, 4.750%, 10/01/27 (d)	1,200,000	1,131,888
Allison Transmission, Inc., 144A, 5.875%, 06/01/29 (d)	1,925,000	1,879,281
Allison Transmission, Inc., 144A, 3.750%, 01/30/31 (d)	2,475,000	2,093,037
Dana, Inc., 4.500%, 02/15/32	3,900,000	3,241,368
Ford Motor Co., 3.250%, 02/12/32	3,850,000	3,032,277
Ford Motor Credit Co., LLC, 3.810%, 01/09/24	1,025,000	1,011,315
Ford Motor Credit Co., LLC, 3.664%, 09/08/24	2,075,000	2,006,994
Ford Motor Credit Co., LLC, 5.125%, 06/16/25	3,750,000	3,650,363
Ford Motor Credit Co., LLC, 2.700%, 08/10/26	1,850,000	1,653,418
Ford Motor Credit Co., LLC, 4.000%, 11/13/30	1,375,000	1,176,290
Gates Global, LLC/Corp., 144A, 6.250%, 01/15/26 (d)	3,075,000	3,029,611
IHO Verwaltungs GmbH, 144A, 6.375%, 05/15/29 (d)	3,750,000	3,482,338

Percent of Net Assets Name of Issuer and Title of Issue	Shares/ Principal/ Contracts	Value
CORPORATE BONDS, continued
Automotive, continued
ZF North America Capital, Inc., 144A, 6.875%, 04/14/28 (d)	$1,575,000	$1,596,552
ZF North America Capital, Inc., 144A, 7.125%, 04/14/30 (d)	1,800,000	1,832,650
		30,817,382
Basic Industry: 7.4%
Advanced Drainage Systems, Inc., 144A, 5.000%, 09/30/27 (d)	1,600,000	1,515,703
Advanced Drainage Systems, Inc., 144A, 6.375%, 06/15/30 (d)	2,450,000	2,426,529
ASP Unifrax Holdings, Inc., 144A, 7.500%, 09/30/29 (d)	1,875,000	1,162,919
ATI, Inc., 4.875%, 10/01/29	950,000	857,188
ATI, Inc., 5.125%, 10/01/31	1,800,000	1,606,339
Avient Corp., 144A, 7.125%, 08/01/30 (d)	2,060,000	2,085,387
CVR Partners, LP/CVR Nitrogen Finance Corp., 144A, 6.125%, 06/15/28 (d)	2,800,000	2,438,181
Dycom Industries, Inc., 144A, 4.500%, 04/15/29 (d)	3,250,000	2,954,575
Great Lakes Dredge & Dock Corp., 144A, 5.250%, 06/01/29 (d)	2,150,000	1,797,680
Interface, Inc., 144A, 5.500%, 12/01/28 (d)	5,455,000	4,430,868
Knife River Corp., 144A, 7.750%, 05/01/31 (d)	2,250,000	2,281,074
MDC Holdings, Inc., 3.850%, 01/15/30	2,000,000	1,759,130
MDC Holdings, Inc., 6.000%, 01/15/43	1,700,000	1,535,534
Mercer International, Inc., 5.500%, 01/15/26	1,075,000	1,007,055
Mercer International, Inc., 5.125%, 02/01/29	1,325,000	1,032,763

97	SEE NOTES TO FINANCIAL STATEMENTS

June 30, 2023
Schedules of Investments (Unaudited), continued

Impax High Yield Bond Fund, continued

Percent of Net Assets Name of Issuer and Title of Issue	Shares/ Principal/ Contracts	Value
CORPORATE BONDS, continued
Basic Industry, continued
Novelis Corp., 144A, 4.750%, 01/30/30 (d)	$2,300,000	$2,046,223
Olympus Water US Holding Corp., 144A, 4.250%, 10/01/28 (d)	1,975,000	1,563,107
Olympus Water US Holding Corp., 144A, 9.750%, 11/15/28 (d)	800,000	781,240
Olympus Water US Holding Corp., 144A, 6.250%, 10/01/29 (d)	1,800,000	1,303,562
Shea Homes, LP/Funding Corp., 4.750%, 02/15/28	2,100,000	1,865,515
Shea Homes, LP/Funding Corp., 4.750%, 04/01/29	1,075,000	934,867
Standard Industries, Inc., 144A, 5.000%, 02/15/27 (d)	2,700,000	2,575,826
Standard Industries, Inc., 144A, 4.375%, 07/15/30 (d)	3,250,000	2,817,740
		42,779,005
Capital Goods: 8.6%
ARD Finance SA, 144A, 6.500%, 06/30/27 (d)	3,075,000	2,495,750
Ardagh Metal Packaging Finance USA, LLC/Finance PLC, 144A, 6.000%, 06/15/27 (d)	875,000	860,457
Ardagh Metal Packaging Finance USA, LLC/Finance PLC, 144A, 3.250%, 09/01/28 (d)	1,075,000	924,605
Ardagh Metal Packaging Finance USA, LLC/Finance PLC, 144A, 4.000%, 09/01/29 (d)	1,275,000	1,011,214
Ardagh Packaging Finance, PLC/Holdings USA, Inc., 144A, 4.125%, 08/15/26 (d)	1,600,000	1,492,243

Percent of Net Assets Name of Issuer and Title of Issue	Shares/ Principal/ Contracts	Value
CORPORATE BONDS, continued
Capital Goods, continued
Ardagh Packaging Finance, PLC/Holdings USA, Inc., 144A, 5.250%, 08/15/27 (d)	$4,525,000	$3,838,949
ATS Corp., 144A, 4.125%, 12/15/28 (d)	3,150,000	2,822,627
Ball Corp., 4.000%, 11/15/23	1,175,000	1,167,245
Ball Corp., 6.875%, 03/15/28	1,100,000	1,122,900
Ball Corp., 6.000%, 06/15/29	1,800,000	1,788,750
Chart Industries, Inc., 144A, 7.500%, 01/01/30 (d)	2,000,000	2,043,010
Chart Industries, Inc., 144A, 9.500%, 01/01/31 (d)	1,300,000	1,380,624
Clydesdale Acquisition Holdings, Inc., 144A, 8.750%, 04/15/30 (d)	2,350,000	2,076,986
Emerald Debt Merger Sub, LLC, 144A, 6.625%, 12/15/30 (d)	2,500,000	2,481,250
GrafTech Finance, Inc., 144A, 4.625%, 12/15/28 (d)	2,850,000	2,318,254
Graphic Packaging International, LLC, 144A, 3.750%, 02/01/30 (d)	5,400,000	4,663,442
Howmet Aerospace, Inc., 5.900%, 02/01/27	1,075,000	1,084,613
Howmet Aerospace, Inc., 6.750%, 01/15/28	2,025,000	2,099,961
Manitowoc Co, Inc., The, 144A, 9.000%, 04/01/26 (d)	1,083,000	1,078,700
OI European Group BV, 144A, 4.750%, 02/15/30 (d)	2,100,000	1,897,980
Owens-Brockway Glass Container, Inc., 144A, 6.625%, 05/13/27 (d)	1,875,000	1,858,954
Owens-Brockway Glass Container, Inc., 144A, 7.250%, 05/15/31 (d)	1,667,000	1,689,921
Regal Rexnord Corp., 144A, 6.050%, 04/15/28 (d)	1,550,000	1,540,086

SEE NOTES TO FINANCIAL STATEMENTS	98

June 30, 2023
Schedules of Investments (Unaudited), continued

Impax High Yield Bond Fund, continued

Percent of Net Assets Name of Issuer and Title of Issue	Shares/ Principal/ Contracts	Value
CORPORATE BONDS, continued
Capital Goods, continued
Regal Rexnord Corp., 144A, 6.400%, 04/15/33 (d)	$3,450,000	$3,449,421
Terex Corp., 144A, 5.000%, 05/15/29 (d)	3,150,000	2,931,813
		50,119,755
Consumer Goods: 5.9%
BellRing Brands, Inc., 144A, 7.000%, 03/15/30 (d)	3,000,000	3,022,110
Darling Ingredients, Inc., 144A, 6.000%, 06/15/30 (d)	5,800,000	5,670,480
Lamb Weston Holdings, Inc., 144A, 4.125%, 01/31/30 (d)	2,100,000	1,878,953
Lamb Weston Holdings, Inc., 144A, 4.375%, 01/31/32 (d)	2,100,000	1,877,769
Land O’ Lakes, Inc., 144A, 7.000%, 09/18/28 (d)	1,685,000	1,385,525
Natura Cosmeticos SA, 144A, 4.125%, 05/03/28 (d)	2,900,000	2,510,886
Newell Brands, Inc., 4.875%, 06/01/25	1,200,000	1,158,542
Newell Brands, Inc., 6.375%, 09/15/27	1,775,000	1,704,191
Performance Food Group, Inc., 144A, 5.500%, 10/15/27 (d)	2,150,000	2,074,703
Performance Food Group, Inc., 144A, 4.250%, 08/01/29 (d)	2,025,000	1,804,955
Post Holdings, Inc., 144A, 5.750%, 03/01/27 (d)	758,000	740,913
Post Holdings, Inc., 144A, 5.500%, 12/15/29 (d)	3,500,000	3,234,104
Post Holdings, Inc., 144A, 4.500%, 09/15/31 (d)	3,075,000	2,628,937
United Natural Foods, Inc., 144A, 6.750%, 10/15/28 (d)	5,375,000	4,461,922
		34,153,990

Percent of Net Assets Name of Issuer and Title of Issue	Shares/ Principal/ Contracts	Value
CORPORATE BONDS, continued
Financial Services: 3.4%
Ally Financial, Inc., 5.750%, 11/20/25	$2,425,000	$2,336,888
Ally Financial, Inc., 6.700%, 02/14/33	2,650,000	2,347,106
Armor Holdco, Inc., 144A, 8.500%, 11/15/29 (d)	1,575,000	1,308,693
Block, Inc., 2.750%, 06/01/26	1,075,000	979,855
Block, Inc., 3.500%, 06/01/31	1,500,000	1,244,306
Diebold Nixdorf, Inc., 144A, 9.375%, 07/15/25 (d)(e)	2,652,000	510,510
OneMain Finance Corp., 6.875%, 03/15/25	525,000	520,299
OneMain Finance Corp., 3.500%, 01/15/27	1,450,000	1,245,507
OneMain Finance Corp., 6.625%, 01/15/28	1,975,000	1,864,933
OneMain Finance Corp., 5.375%, 11/15/29	1,825,000	1,553,271
PennyMac Financial Services, Inc., 144A, 4.250%, 02/15/29 (d)	1,075,000	864,461
PennyMac Financial Services, Inc., 144A, 5.750%, 09/15/31 (d)	2,600,000	2,123,117
PNC Financial Services Group, Inc., The, 6.200%, 09/15/27 (e)	3,250,000	3,037,612
		19,936,558
Health Care: 8.1%
AdaptHealth, LLC, 144A, 6.125%, 08/01/28 (d)	2,075,000	1,799,908
AdaptHealth, LLC, 144A, 4.625%, 08/01/29 (d)	1,075,000	859,016
Akumin Escrow, Inc., 144A, 7.500%, 08/01/28 (d)	950,000	626,725
Akumin, Inc., 144A, 7.000%, 11/01/25 (d)	1,275,000	1,043,945
Avantor Funding, Inc., 144A, 4.625%, 07/15/28 (d)	5,600,000	5,195,807
Avantor Funding, Inc., 144A, 3.875%, 11/01/29 (d)	2,100,000	1,840,500
Bausch Health Cos., Inc., 144A, 6.125%, 02/01/27 (d)	1,900,000	1,218,565

99	SEE NOTES TO FINANCIAL STATEMENTS

June 30, 2023
Schedules of Investments (Unaudited), continued

Impax High Yield Bond Fund, continued

Percent of Net Assets Name of Issuer and Title of Issue	Shares/ Principal/ Contracts	Value
CORPORATE BONDS, continued
Health Care, continued
Centene Corp., 4.250%, 12/15/27	$1,075,000	$1,006,103
Centene Corp., 4.625%, 12/15/29	3,200,000	2,948,278
Cheplapharm Arzneimittel GmbH, 144A, 5.500%, 01/15/28 (d)	2,525,000	2,288,723
Encompass Health Corp., 4.750%, 02/01/30	2,875,000	2,621,156
Fortrea Holdings, Inc., 144A, 7.500%, 07/01/30 (d)	2,500,000	2,563,050
Garden Spinco Corp., 144A, 8.625%, 07/20/30 (d)	2,650,000	2,856,981
HealthEquity, Inc., 144A, 4.500%, 10/01/29 (d)	2,050,000	1,809,292
IQVIA, Inc., 144A, 5.000%, 05/15/27 (d)	1,750,000	1,684,864
Medline Borrower, LP, 144A, 5.250%, 10/01/29 (d)	1,975,000	1,715,740
Organon & Co./Foreign Debt Co-Issuer BV, 144A, 4.125%, 04/30/28 (d)	1,425,000	1,266,263
Organon & Co./Foreign Debt Co-Issuer BV, 144A, 5.125%, 04/30/31 (d)	2,750,000	2,272,502
Prestige Brands, Inc., 144A, 5.125%, 01/15/28 (d)	2,175,000	2,067,965
Prestige Brands, Inc., 144A, 3.750%, 04/01/31 (d)	900,000	746,311
Tenet Healthcare Corp., 5.125%, 11/01/27	3,600,000	3,440,831
Tenet Healthcare Corp., 6.125%, 10/01/28	1,825,000	1,758,680
Tenet Healthcare Corp., 6.125%, 06/15/30	3,425,000	3,380,304
		47,011,509
Insurance: 1.3%
GTCR AP Finance, Inc., 144A, 8.000%, 05/15/27 (d)	3,150,000	3,091,528
HUB International, Ltd., 144A, 7.250%, 06/15/30 (d)	2,900,000	2,997,179

Percent of Net Assets Name of Issuer and Title of Issue	Shares/ Principal/ Contracts	Value
CORPORATE BONDS, continued
Insurance, continued
Liberty Mutual Group, Inc., 144A, 4.125%, 12/15/51 (d)(e)	$2,186,000	$1,722,011
		7,810,718
Leisure: 2.0%
Lindblad Expeditions Holdings, Inc., 144A, 9.000%, 05/15/28 (d)	1,825,000	1,853,339
Lindblad Expeditions, LLC, 144A, 6.750%, 02/15/27 (d)	1,475,000	1,406,324
MGM Resorts International, 6.750%, 05/01/25	1,075,000	1,078,443
MGM Resorts International, 5.500%, 04/15/27	2,475,000	2,373,742
Viking Cruises, Ltd., 144A, 7.000%, 02/15/29 (d)	2,000,000	1,861,800
Viking Ocean Cruises Ship VII, Ltd., 144A, 5.625%, 02/15/29 (d)	3,150,000	2,885,085
		11,458,733
Media: 10.9%
Altice France SA, 144A, 5.125%, 07/15/29 (d)	2,850,000	2,026,046
Arches Buyer, Inc., 144A, 4.250%, 06/01/28 (d)	3,550,000	3,093,337
Cars.com, Inc., 144A, 6.375%, 11/01/28 (d)	3,750,000	3,458,512
CCO Holdings, LLC/Capital Corp., 144A, 5.125%, 05/01/27 (d)	1,075,000	1,002,190
CCO Holdings, LLC/Capital Corp., 144A, 5.375%, 06/01/29 (d)	3,275,000	2,963,957
CCO Holdings, LLC/Capital Corp., 144A, 4.750%, 03/01/30 (d)	8,375,000	7,168,862
CCO Holdings, LLC/Capital Corp., 144A, 7.375%, 03/01/31 (d)	2,000,000	1,950,112
CCO Holdings, LLC/Capital Corp., 4.500%, 05/01/32	3,925,000	3,137,769
Cimpress, PLC, 7.000%, 06/15/26	1,925,000	1,748,709

SEE NOTES TO FINANCIAL STATEMENTS	100

June 30, 2023
Schedules of Investments (Unaudited), continued

Impax High Yield Bond Fund, continued

Percent of Net Assets Name of Issuer and Title of Issue	Shares/ Principal/ Contracts	Value
CORPORATE BONDS, continued
Media, continued
Clear Channel International BV, 144A, 6.625%, 08/01/25 (d)	$1,410,000	$1,404,844
Clear Channel Outdoor Holdings, Inc., 144A, 7.750%, 04/15/28 (d)	2,500,000	1,965,575
CSC Holdings, LLC, 144A, 6.500%, 02/01/29 (d)	800,000	647,509
CSC Holdings, LLC, 144A, 5.750%, 01/15/30 (d)	2,725,000	1,290,519
CSC Holdings, LLC, 144A, 4.125%, 12/01/30 (d)	2,025,000	1,418,494
DIRECTV Financing, LLC/Co.-Obligor, Inc., 144A, 5.875%, 08/15/27 (d)	4,025,000	3,649,911
DISH DBS Corp., 5.875%, 11/15/24	1,375,000	1,204,336
DISH DBS Corp., 7.375%, 07/01/28	2,025,000	1,086,291
DISH DBS Corp., 144A, 5.750%, 12/01/28 (d)	1,575,000	1,174,412
DISH Network Corp., 144A, 11.750%, 11/15/27 (d)	1,700,000	1,660,970
Gray Escrow II, Inc., 144A, 5.375%, 11/15/31 (d)	2,875,000	1,908,692
Gray Television, Inc., 144A, 4.750%, 10/15/30 (d)	3,175,000	2,156,508
iHeartCommunications, Inc., 8.375%, 05/01/27	1,000,000	667,600
iHeartCommunications, Inc., 144A, 5.250%, 08/15/27 (d)	1,675,000	1,283,166
iHeartCommunications, Inc., 144A, 4.750%, 01/15/28 (d)	2,025,000	1,529,152
Nexstar Media, Inc., 144A, 5.625%, 07/15/27 (d)	2,725,000	2,542,703
Nexstar Media, Inc., 144A, 4.750%, 11/01/28 (d)	2,025,000	1,758,976
Sirius XM Radio, Inc., 144A, 4.000%, 07/15/28 (d)	1,700,000	1,478,902
Sirius XM Radio, Inc., 144A, 5.500%, 07/01/29 (d)	2,075,000	1,873,728

Percent of Net Assets Name of Issuer and Title of Issue	Shares/ Principal/ Contracts	Value
CORPORATE BONDS, continued
Media, continued
Sirius XM Radio, Inc., 144A, 4.125%, 07/01/30 (d)	$2,025,000	$1,655,346
Univision Communications, Inc., 144A, 4.500%, 05/01/29 (d)	3,725,000	3,204,477
VTR Comunicaciones SpA, 144A, 5.125%, 01/15/28 (d)	1,803,000	941,233
VTR Finance NV, 144A, 6.375%, 07/15/28 (d)	1,175,000	452,338
		63,505,176
Real Estate: 4.9%
Five Point Operating Co., LP/Capital Corp., 144A, 7.875%, 11/15/25 (d)	3,595,000	3,250,257
HAT Holdings I, LLC/HAT Holdings II, LLC, 144A, 6.000%, 04/15/25 (d)	1,475,000	1,456,872
HAT Holdings I, LLC/HAT Holdings II, LLC, 144A, 3.375%, 06/15/26 (d)	2,750,000	2,467,516
Iron Mountain, Inc., 144A, 5.000%, 07/15/28 (d)	1,925,000	1,785,397
Iron Mountain, Inc., 144A, 4.875%, 09/15/29 (d)	5,050,000	4,524,983
Kennedy-Wilson, Inc., 4.750%, 02/01/30	1,925,000	1,453,587
Kennedy-Wilson, Inc., 5.000%, 03/01/31	2,175,000	1,629,738
Park Intermediate Holdings, LLC/PK Domestic Property, LLC/PK Finance Co-Issuer, 144A, 5.875%, 10/01/28 (d)	1,050,000	964,588
Park Intermediate Holdings, LLC/PK Domestic Property, LLC/PK Finance Co-Issuer, 144A, 4.875%, 05/15/29 (d)	3,600,000	3,105,990
Rithm Capital Corp., 144A, 6.250%, 10/15/25 (d)	2,175,000	2,041,607

101	SEE NOTES TO FINANCIAL STATEMENTS

June 30, 2023
Schedules of Investments (Unaudited), continued

Impax High Yield Bond Fund, continued

Percent of Net Assets Name of Issuer and Title of Issue	Shares/ Principal/ Contracts	Value
CORPORATE BONDS, continued
Real Estate, continued
Uniti Group, LP/Finance, Inc./CSL Capital, LLC, 144A, 10.500%, 02/15/28 (d)	$1,550,000	$1,539,094
Uniti Group, LP/Finance, Inc./CSL Capital, LLC, 144A, 4.750%, 04/15/28 (d)	3,075,000	2,554,729
Uniti Group, LP/Finance, Inc./CSL Capital, LLC, 144A, 6.500%, 02/15/29 (d)	2,075,000	1,470,539
		28,244,897
Retail: 5.8%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons, LP/Albertsons, LLC, 144A, 4.625%, 01/15/27 (d)	2,200,000	2,086,632
Albertsons Cos., Inc./Safeway, Inc./New Albertsons, LP/Albertsons, LLC, 144A, 6.500%, 02/15/28 (d)	2,000,000	2,005,590
Albertsons Cos., Inc./Safeway, Inc./New Albertsons, LP/Albertsons, LLC, 144A, 3.500%, 03/15/29 (d)	1,175,000	1,018,261
Bath & Body Works, Inc., 144A, 6.625%, 10/01/30 (d)	2,750,000	2,657,924
Bath & Body Works, Inc., 6.950%, 03/01/33	2,400,000	2,156,219
Crocs, Inc., 144A, 4.250%, 03/15/29 (d)	2,600,000	2,213,432
Crocs, Inc., 144A, 4.125%, 08/15/31 (d)	3,050,000	2,467,160
Macy’s Retail Holdings, LLC, 144A, 5.875%, 04/01/29 (d)	825,000	753,720
Macy’s Retail Holdings, LLC, 144A, 6.125%, 03/15/32 (d)	1,525,000	1,336,182

Percent of Net Assets Name of Issuer and Title of Issue	Shares/ Principal/ Contracts	Value
CORPORATE BONDS, continued
Retail, continued
Macy’s Retail Holdings, LLC, 144A, 6.700%, 07/15/34 (d)	$2,700,000	$2,211,030
Macy’s Retail Holdings, LLC, 5.125%, 01/15/42	1,000,000	681,804
Michaels Cos., Inc., The, 144A, 5.250%, 05/01/28 (d)	3,250,000	2,629,153
New Albertsons, LP, 7.750%, 06/15/26	1,025,000	1,055,109
NMG Holding Co., Inc./Neiman Marcus Group, LLC, 144A, 7.125%, 04/01/26 (d)	2,400,000	2,236,478
Safeway, Inc., 7.250%, 02/01/31	2,925,000	3,039,046
SEG Holding, LLC/Finance Corp., 144A, 5.625%, 10/15/28 (d)	3,800,000	3,603,727
Victoria’s Secret & Co., 144A, 4.625%, 07/15/29 (d)	2,175,000	1,591,638
		33,743,105
Services: 8.6%
Albion Financing 1 SARL/Aggreko Holdings, Inc., 144A, 6.125%, 10/15/26 (d)	2,650,000	2,493,584
Albion Financing 2 SARL, 144A, 8.750%, 04/15/27 (d)	1,050,000	975,681
BCPE Ulysses Intermediate, Inc., 144A, 7.750%, 04/01/27 (d)	575,000	506,926
Camelot Finance SA, 144A, 4.500%, 11/01/26 (d)	2,175,000	2,050,894
Clarivate Science Holdings Corp., 144A, 3.875%, 07/01/28 (d)	2,425,000	2,152,008
Clean Harbors, Inc., 144A, 6.375%, 02/01/31 (d)	2,000,000	2,014,400
GFL Environmental, Inc., 144A, 4.000%, 08/01/28 (d)	2,925,000	2,618,917

SEE NOTES TO FINANCIAL STATEMENTS	102

June 30, 2023
Schedules of Investments (Unaudited), continued

Impax High Yield Bond Fund, continued

Percent of Net Assets Name of Issuer and Title of Issue	Shares/ Principal/ Contracts	Value
CORPORATE BONDS, continued
Services, continued
GPD Cos., Inc., 144A, 10.125%, 04/01/26 (d)	$3,725,000	$3,432,737
GYP Holdings III Corp., 144A, 4.625%, 05/01/29 (d)	1,925,000	1,697,840
Hertz Corp, The, 144A, 5.000%, 12/01/29 (d)	3,475,000	2,876,883
NESCO Holdings II, Inc., 144A, 5.500%, 04/15/29 (d)	2,975,000	2,666,284
Prime Security Services Borrower, LLC/Finance, Inc., 144A, 5.750%, 04/15/26 (d)	2,050,000	2,014,182
Prime Security Services Borrower, LLC/Finance, Inc., 144A, 6.250%, 01/15/28 (d)	4,750,000	4,456,671
Staples, Inc., 144A, 7.500%, 04/15/26 (d)	4,300,000	3,557,252
Staples, Inc., 144A, 10.750%, 04/15/27 (d)	2,925,000	1,703,347
United Rentals North America, Inc., 5.250%, 01/15/30	2,550,000	2,436,464
WASH Multifamily Acquisition, Inc., 144A, 5.750%, 04/15/26 (d)	4,050,000	3,785,466
White Cap Buyer, LLC, 144A, 6.875%, 10/15/28 (d)	1,800,000	1,633,653
Williams Scotsman International, Inc., 144A, 4.625%, 08/15/28 (d)	3,275,000	2,998,095
WW International, Inc., 144A, 4.500%, 04/15/29 (d)	2,350,000	1,391,277
ZipRecruiter, Inc., 144A, 5.000%, 01/15/30 (d)	2,625,000	2,237,786
		49,700,347
Technology & Electronics: 7.8%
Castle US Holding Corp., 144A, 9.500%, 02/15/28 (d)	1,625,000	921,448

Percent of Net Assets Name of Issuer and Title of Issue	Shares/ Principal/ Contracts	Value
CORPORATE BONDS, continued
Technology & Electronics, continued
Ciena Corp., 144A, 4.000%, 01/31/30 (d)	$2,300,000	$2,005,945
Coherent Corp., 144A, 5.000%, 12/15/29 (d)	3,275,000	2,959,961
CommScope, Inc., 144A, 6.000%, 03/01/26 (d)	1,850,000	1,726,352
CommScope, Inc., 144A, 7.125%, 07/01/28 (d)	2,400,000	1,707,144
Entegris Escrow Corp., 144A, 5.950%, 06/15/30 (d)	2,125,000	2,039,208
Gen Digital, Inc., 144A, 6.750%, 09/30/27 (d)	2,000,000	1,996,539
Gen Digital, Inc., 144A, 7.125%, 09/30/30 (d)	1,150,000	1,152,960
Imola Merger Corp., 144A, 4.750%, 05/15/29 (d)	3,625,000	3,156,362
McAfee Corp., 144A, 7.375%, 02/15/30 (d)	1,650,000	1,436,420
NCR Corp., 144A, 5.125%, 04/15/29 (d)	5,675,000	5,029,131
Newfold Digital Holdings Group, Inc., 144A, 6.000%, 02/15/29 (d)	1,850,000	1,390,442
Nokia Oyj, 6.625%, 05/15/39	3,025,000	2,897,067
Open Text Corp., 144A, 6.900%, 12/01/27 (d)	2,000,000	2,038,280
Open Text Corp., 144A, 3.875%, 12/01/29 (d)	2,125,000	1,778,184
PTC, Inc., 144A, 4.000%, 02/15/28 (d)	1,675,000	1,543,525
Rackspace Technology Global, Inc., 144A, 5.375%, 12/01/28 (d)	1,350,000	420,306
Sensata Technologies BV, 144A, 5.875%, 09/01/30 (d)	3,775,000	3,674,396
VM Consolidated, Inc., 144A, 5.500%, 04/15/29 (d)	4,725,000	4,362,924
ZoomInfo Technologies, LLC/Finance Corp., 144A, 3.875%, 02/01/29 (d)	3,225,000	2,776,697
		45,013,291

103	SEE NOTES TO FINANCIAL STATEMENTS

June 30, 2023
Schedules of Investments (Unaudited), continued

Impax High Yield Bond Fund, continued

Percent of Net Assets Name of Issuer and Title of Issue	Shares/ Principal/ Contracts	Value
CORPORATE BONDS, continued
Telecommunications: 8.0%
Altice Financing SA, 144A, 5.750%, 08/15/29 (d)	$3,000,000	$2,327,102
Altice France Holding SA, 144A, 10.500%, 05/15/27 (d)	2,500,000	1,516,713
Altice France Holding SA, 144A, 6.000%, 02/15/28 (d)	1,025,000	500,944
Altice France SA, 144A, 5.500%, 01/15/28 (d)	3,275,000	2,476,888
Cogent Communications Group, Inc., 144A, 7.000%, 06/15/27 (d)	3,450,000	3,340,980
Digicel International Finance, Ltd./Holdings, Ltd., 144A, 8.750%, 05/25/24 (d)	1,000,000	917,500
Digicel, Ltd., 144A, 6.750%, 03/01/23 (d)(f)	900,000	173,250
Frontier Communications Holdings, LLC, 144A, 5.000%, 05/01/28 (d)	2,725,000	2,353,787
Frontier Communications Holdings, LLC, 144A, 6.750%, 05/01/29 (d)	1,075,000	835,087
Frontier Communications Holdings, LLC, 144A, 8.750%, 05/15/30 (d)	900,000	880,446
LCPR Senior Secured Financing DAC, 144A, 6.750%, 10/15/27 (d)	1,255,000	1,177,638
LCPR Senior Secured Financing DAC, 144A, 5.125%, 07/15/29 (d)	2,450,000	2,061,507
Level 3 Financing, Inc., 144A, 4.625%, 09/15/27 (d)	1,925,000	1,341,700
Level 3 Financing, Inc., 144A, 3.875%, 11/15/29 (d)	1,075,000	856,605
Ligado Networks, LLC, 144A, 15.500%, 11/01/23 (d)	3,034,777	1,090,273

Percent of Net Assets Name of Issuer and Title of Issue	Shares/ Principal/ Contracts	Value
CORPORATE BONDS, continued
Telecommunications, continued
Lumen Technologies, Inc., 144A, 5.125%, 12/15/26 (d)	$1,925,000	$1,335,931
Lumen Technologies, Inc., 144A, 4.000%, 02/15/27 (d)	900,000	671,720
Sable International Finance, Ltd., 144A, 5.750%, 09/07/27 (d)	2,864,000	2,687,988
Sprint Capital Corp., 6.875%, 11/15/28	2,025,000	2,148,309
Sprint Capital Corp., 8.750%, 03/15/32	1,950,000	2,358,958
Sprint, LLC, 7.125%, 06/15/24	3,100,000	3,130,513
Telecom Italia Capital SA, 7.200%, 07/18/36	1,625,000	1,398,751
T-Mobile USA, Inc., 4.750%, 02/01/28	2,200,000	2,139,217
T-Mobile USA, Inc., 3.375%, 04/15/29	1,275,000	1,152,534
Virgin Media Finance, PLC, 144A, 5.000%, 07/15/30 (d)	925,000	737,322
Virgin Media Secured Finance, PLC, 144A, 5.500%, 05/15/29 (d)	2,575,000	2,331,645
Vmed O2 UK Financing I, PLC, 144A, 4.750%, 07/15/31 (d)	2,100,000	1,748,383
VZ Secured Financing BV, 144A, 5.000%, 01/15/32 (d)	3,250,000	2,620,984
		46,312,675
Utility: 2.9%
Clearway Energy Operating, LLC, 144A, 4.750%, 03/15/28 (d)	2,175,000	2,008,765
Clearway Energy Operating, LLC, 144A, 3.750%, 02/15/31 (d)	1,925,000	1,599,233
Clearway Energy Operating, LLC, 144A, 3.750%, 01/15/32 (d)	1,150,000	937,897
Leeward Renewable Energy Operations, LLC, 144A, 4.250%, 07/01/29 (d)	4,500,000	4,014,567

SEE NOTES TO FINANCIAL STATEMENTS	104

June 30, 2023
Schedules of Investments (Unaudited), continued

Impax High Yield Bond Fund, continued

Percent of Net Assets Name of Issuer and Title of Issue	Shares/ Principal/ Contracts	Value
CORPORATE BONDS, continued
Utility, continued
Pattern Energy Operations, LP/Inc., 144A, 4.500%, 08/15/28 (d)	$2,650,000	$2,422,715
Sunnova Energy Corp., 144A, 5.875%, 09/01/26 (d)	2,900,000	2,653,204
TerraForm Power Operating, LLC, 144A, 5.000%, 01/31/28 (d)	1,525,000	1,405,501
TerraForm Power Operating, LLC, 144A, 4.750%, 01/15/30 (d)	2,025,000	1,789,017
		16,830,899
TOTAL CORPORATE BONDS
(Cost $594,468,321)		527,438,040

LOANS: 3.3%
Basic Industry: 0.6%
Aruba Investments Holdings, LLC, aka Angus Chemical, 9.148%, 11/24/27 (e)	1,781,864	1,726,920
ASP Unifrax Holdings, Inc., 9.258%, 12/12/25 (e)	1,979,275	1,761,542
		3,488,462
Consumer Goods: 0.8%
AI Aqua Merger Sub, Inc., aka Culligan, 8.834%, 07/30/28 (e)	1,980,000	1,946,235
Whole Earth Brands, Inc., 9.777%, 02/05/28 (e)	3,008,446	2,423,304
		4,369,539
Financial Services: 0.3%
Diebold Nixdorf, Inc., 12.645%, 10/02/23 (e)	1,884,260	1,790,716

Health Care: 0.7%
Medline Borrower, LP, 8.398%, 10/21/28 (e)	3,972,349	3,931,375

Technology & Electronics: 0.3%
McAfee Corp., 8.991%, 03/01/29 (e)	1,732,500	1,662,017

Percent of Net Assets Name of Issuer and Title of Issue	Shares/ Principal/ Contracts	Value
LOANS, continued
Telecommunications: 0.1%
Digicel International Finance, Ltd., 8.552%, 05/27/24 (e)	$974,167	$896,637

Transportation: 0.5%
SkyMiles IP, Ltd., aka Delta Airlines, Inc., 8.989%, 10/20/27 (e)	2,700,000	2,808,000

TOTAL LOANS
(Cost $19,713,829)		18,946,746

TOTAL BONDS
(Cost $615,103,205)		547,294,366

CERTIFICATES OF DEPOSIT: 0.1%
Shared Interest, Inc., 0.550%, 09/30/24 (b)	500,000	500,000
(Cost $500,000)

MONEY MARKET: 2.4%
State Street Institutional U.S. Government Money Market Fund, 5.030% (g)(h)	13,633,093	13,633,093
(Cost $13,633,093)

TOTAL INVESTMENTS: 97.1%
(Cost $630,236,676)		562,676,086

Other assets and liabilities — (NET): 2.9%		17,124,058

NET ASSETS: 100.0%		$579,800,144

(a)	Non-income producing security.
(b)	Illiquid security.
(c)	Security valued using significant unobservable inputs.
(d)	Security purchased pursuant to Rule 144A of the Securities Act of 1933 and may be resold only to qualified institutional buyers.
(e)	Rate shown reflects the accrual rate as of June 30, 2023 on securities with variable or step rates.
(f)	Maturity has been delayed

105	SEE NOTES TO FINANCIAL STATEMENTS

June 30, 2023
Schedules of Investments (Unaudited), continued

Impax High Yield Bond Fund, continued

(g)	Rate shown represents annualized 7-day yield as of June 30, 2023.
(h)	Premier Class shares.

LP-Limited Partnership

SEE NOTES TO FINANCIAL STATEMENTS	106

June 30, 2023
Schedules of Investments (Unaudited), continued

Impax Sustainable Allocation Fund

Percent of Net Assets Name of Issuer and Title of Issue	Shares/ Principal	Value
Affiliated Investment Companies: 99.3%
Impax Core Bond Fund (a)	$90,427,175	$790,333,511
Impax Ellevate Global Women’s Leadership Fund (a)	2,095,600	62,490,785
Impax Global Environmental Markets Fund (a)	2,656,703	57,703,584
Impax Global Opportunities Fund (a)	4,095,396	63,151,012
Impax Global Sustainable Infrastructure Fund (a)	8,076,803	73,741,208
Impax High Yield Bond Fund (a)	16,692,682	96,650,630
Impax International Sustainable Economy Fund (a)	11,781,805	112,280,597
Impax Large Cap Fund (a)	70,065,359	899,639,215
Impax Small Cap Fund (a)	5,641,695	87,446,277

TOTAL AFFILIATED INVESTMENT COMPANIES
(Cost $2,064,731,812)		2,243,436,819

MONEY MARKET: 0.8%
State Street Institutional U.S. Government Money Market Fund, 5.030% (b)(c)	16,602,477	16,602,477
(Cost $16,602,477)

TOTAL INVESTMENTS: 100.1%
(Cost $2,081,334,289)		2,260,039,296

Other assets and liabilities — (NET):- 0.1%		(1,476,646)

NET ASSETS: 100.0%		$2,258,562,650

(a)	Institutional Class shares
(b)	Rate shown represents annualized 7-day yield as of June 30, 2023.
(c)	Premier Class shares.

107	SEE NOTES TO FINANCIAL STATEMENTS

June 30, 2023
Statements of Assets and Liabilities (Unaudited)

	Large Cap Fund	Small Cap Fund	US Sustainable Economy Fund	Global Sustainable Infrastructure Fund
ASSETS
Investments, at cost - Note A	$1,043,974,765	$610,522,739	$183,756,154	$111,554,055

Investments in unaffiliated issuers, at value	$1,425,334,644	$655,782,815	$278,180,083	$113,765,071
Investments in affiliated issuers, at value	—	—	—	—
Total investments, at value - Note A1	1,425,334,644	655,782,815	278,180,083	113,765,071
Cash	149,215	39	6,099	29
Foreign currency at value (cost $1,222,555; 1,116,702; $8,019,406; $683; and $142,435, respectively)	—	—	—	1,222,622
Prepaid expenses	48,055	19,093	—	—
Receivables:
Capital stock sold	1,347,964	321,061	31,225	17,774
Dividends and interest - Note A	979,134	347,567	276,492	387,484
Investment securities sold	13,233,708	3,942,361	—	1,127,178
Investment Adviser reimbursement	—	—	—	—
Other	551	2,485	66	97,581
Total Assets	1,441,093,271	660,415,421	278,493,965	116,617,739

LIABILITIES
Collateral on securities loaned, at value	—	—	—	1,183,017
Payables:
Capital stock reacquired	545,573	292,087	47,035	73,206
Investment securities purchased	8,984,060	3,814,708	—	2,990,527
Dividend payable - Note A	—	—	—	—
Accrued expenses:	—
Investment advisory fees - Note B	753,576	387,446	100,776	50,143
Distribution expense	11,846	21,714	37,663	1,336
Compliance expense	—	—	—	—
Transfer agent fees	25,014	80,873	—	—
Printing and other shareholder communication fees	—	—	—	—
Custodian fees	15,178	7,986	—	—
Legal and audit fees	31,975	26,360	—	—
Other accrued expenses	24,708	31,638	—	—
Total Liabilities	10,391,930	4,662,812	185,474	4,298,229
NET ASSETS	$1,430,701,341	$655,752,609	$278,308,491	$112,319,510

[1]

Investments at market value include securities loaned. On June 30, 2023, the Large Cap, Small Cap Fund, US Sustainable Economy, Global Sustainable Infrastructure Fund, Global Women’s Leadership Fund, International Sustainable Economy Fund and Core Bond Fund had total market values of securities on loan of $15,350,531; $21,578,420; $415,744; $2,873,951; $94,219; $18,135,737 and $75,063,139, respectively.

SEE NOTES TO FINANCIAL STATEMENTS	108

June 30, 2023

Global Opportunities Fund	Global Environmental Markets Fund	Global Women’s Leadership Fund	International Sustainable Economy Fund	Core Bond Fund	High Yield Bond Fund	Sustainable Allocation Fund

$100,090,338	$1,922,302,579	$671,792,521	$968,224,282	$982,263,038	$630,236,676	$2,081,334,289

$124,661,777	$2,423,748,211	$813,472,596	$1,073,293,191	$914,646,167	$562,676,086	$16,602,477
—	—	—	—	—	—	2,243,436,819
124,661,777	2,423,748,211	813,472,596	1,073,293,191	914,646,167	562,676,086	2,260,039,296
—	199,649	6,825	83	1,147	80,497	2,535,963
1,099,555	8,020,876	724	142,968	—	—	—
12,220	41,771	—	—	17,420	8,432	—

21,545	1,957,089	266,885	3,361,525	936,329	5,357,252	237,498
32,449	5,838,823	2,853,522	1,905,748	5,664,040	9,140,454	116,201
—	7,177,949	—	—	—	4,152,964	—
7,175	—	—	—	—	—	—
66,620	1,842,317	575,787	3,437,199	32,606	—	—
125,901,341	2,448,826,685	817,176,339	1,082,140,714	921,297,709	581,415,685	2,262,928,958

—	—	—	12,473,864	57,817,010	—	—

8,643	2,051,598	380,544	604,416	76,997	967,360	1,463,318
—	15,957,712	—	—	4,027,722	—	2,535,963
—	—	—	—	1,717	222,088	—

80,873	1,454,325	345,880	395,844	277,849	236,330	91,814
1,362	39,109	26,921	18,001	2,457	28,424	275,213
20	—	—	—	—	—	—
11,320	278,505	—	—	1,192	89,544	—
—	—	—	—	778	8,037	—
12,428	64,338	—	—	16,600	16,659	—
27,221	43,830	—	—	33,208	31,814	—
—	53,285	—	—	15,709	15,285	—
141,867	19,942,702	753,345	13,492,125	62,271,239	1,615,541	4,366,308
$125,759,474	$2,428,883,983	$816,422,994	$1,068,648,589	$859,026,470	$579,800,144	$2,258,562,650

109	SEE NOTES TO FINANCIAL STATEMENTS

June 30, 2023
Statements of Assets and Liabilities (Unaudited), continued

	Large Cap Fund	Small Cap Fund	US Sustainable Economy Fund	Global Sustainable Infrastructure Fund
NET ASSETS REPRESENTED BY:
Paid in Capital	$1,012,512,258	$623,770,577	$173,394,565	$118,860,323
Total distributable earnings	418,189,083	31,982,032	104,913,926	(6,540,813)
NET ASSETS	$1,430,701,341	$655,752,609	$278,308,491	$112,319,510

Investor Class
Net assets	$58,587,560	$96,187,980	$177,813,282	$6,381,361
Capital Shares Outstanding (unlimited/authorized)	4,576,680	6,312,056	8,077,029	702,964
Net asset value per share	$12.80	$15.24	$22.01	$9.08
Class A
Net assets		$11,722,041	$9,522,538
Capital Shares Outstanding (unlimited/authorized)		771,876	434,403
Net asset value per share		$15.19	$21.92
Institutional Class
Net assets	$1,372,113,781	$547,842,588	$90,972,671	$105,938,149
Capital Shares Outstanding (unlimited/authorized)	106,834,794	35,338,071	3,966,577	11,609,364
Net asset value per share	$12.84	$15.50	$22.93	$9.13

SEE NOTES TO FINANCIAL STATEMENTS	110

June 30, 2023

Global Opportunities Fund	Global Environmental Markets Fund	Global Women’s Leadership Fund	International Sustainable Economy Fund	Core Bond Fund	High Yield Bond Fund	Sustainable Allocation Fund

$106,489,665	$1,980,343,333	$703,121,230	$991,636,389	$970,163,816	$746,772,404	$1,952,294,938
19,269,809	448,540,650	113,301,764	77,012,200	(111,137,346)	(166,972,260)	306,267,712
$125,759,474	$2,428,883,983	$816,422,994	$1,068,648,589	$859,026,470	$579,800,144	$2,258,562,650

$6,874,708	$176,444,331	$132,449,840	$89,042,229	$11,823,998	$137,978,319	$1,351,790,245
448,093	8,195,370	4,472,148	9,138,200	1,351,988	23,770,405	56,007,078
$15.34	$21.53	$29.62	$9.74	$8.75	$5.80	$24.14

	$18,253,964				$4,479,570
	849,221				769,995
	$21.49				$5.82

$118,884,766	$2,234,185,688	$683,973,154	$979,606,360	$847,202,472	$437,342,255	$906,772,405
7,708,977	102,877,121	22,934,906	102,807,465	96,896,525	75,573,844	36,815,054
$15.42	$21.72	$29.82	$9.53	$8.74	$5.79	$24.63

111	SEE NOTES TO FINANCIAL STATEMENTS

For the Period Ended June 30, 2023
Statements of Operations (Unaudited)

	Large Cap Fund	Small Cap Fund	US Sustainable Economy Fund	Global Sustainable Infrastructure Fund
INVESTMENT INCOME
Income
Dividends (net of foreign withholding tax of $0; $9,605; $0; $150,496; $67,070; $2,361,970; $1,566,391; $2,491,229; $0; $0 and $0 respectively)	$11,213,835	$2,437,454	$2,269,299	$1,880,118
Dividends from affiliates - Note C	—	—	—	—
Interest	468,108	580,442	24,357	20,205
Income from securities lending - Note A	5,109	9,954	590	2,213
Other income - Note B	360,729	58,507	—	—
Total Income	12,047,781	3,086,357	2,294,246	1,902,536

Expenses
Investment advisory fees - Note B	4,522,614	2,296,171	827,203	356,645
Distribution expenses - Investor (Note B)	72,366	117,300	208,548	7,965
Distribution expenses - Class A (Note B)	—	14,044	10,842	—
Transfer agent fees - Note A	248,685	279,106	—	—
Printing and other shareholder communication fees	24,605	37,957	—	—
Custodian fees	51,572	27,100	—	—
Legal fees and related expenses	56,582	37,573	—	—
Trustees’ fees and expenses - Note B	44,103	29,281	—	—
Compliance expense	12,355	11,463	—	—
Audit fees	26,033	20,241	—	—
Registration fees	33,269	35,891	—	—
Other expenses	23,345	11,394	—	—
Total Expenses	5,115,529	2,917,521	1,046,593	364,610
Less: Advisory fee waiver - Note B	—	—	(241,690)	(54,868)
Expenses assumed by Adviser - Note B	—	—	—	—
Net expenses	5,115,529	2,917,521	804,903	309,742
Net investment income	6,932,252	168,836	1,489,343	1,592,794
REALIZED AND UNREALIZED GAIN (LOSS) - Notes A and C
Net realized gain (loss) on:
Investments in unaffiliated issuers	34,754,101	(1,204,155)	10,536,389	(2,415,099)
Investment in affiliated issuers	—	—	—	—
Foreign currency transactions	—	(1,439)	—	(769)
Change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	111,890,178	51,197,016	25,418,412	9,070,724
Investment in affiliated issuers	—	—	—	—
Foreign currency translation	—	(209)	—	6,810
Net realized and unrealized gain (loss)on investments and foreign currency	146,644,279	49,991,213	35,954,801	6,661,666

Net increase in net assets resulting from operations	$153,576,531	$50,160,049	$37,444,144	$8,254,460

SEE NOTES TO FINANCIAL STATEMENTS	112

For the Period Ended June 30, 2023

Global Opportunities Fund	Global Environmental Markets Fund	Global Women’s Leadership Fund	International Sustainable Economy Fund	Core Bond Fund	High Yield Bond Fund	Sustainable Allocation Fund

$921,626	$23,353,135	$13,447,186	$21,160,411	$—	$4,403	$—
—	—	—	—	—	—	22,644,972
32,364	663,295	113,132	231,249	14,009,540	19,066,121	1,148,261
—	—	154	121,233	82,971	—	—
22,292	319,277	78	301	4,922	13,130	—
976,282	24,335,707	13,560,550	21,513,194	14,097,433	19,083,654	23,793,233

461,832	8,710,454	2,076,245	2,198,143	1,635,146	1,475,630	551,045
7,541	217,390	160,363	108,121	15,258	171,869	1,659,452
—	22,154	—	—	—	6,035	—
35,675	1,201,898	—	—	30,656	285,029	—
4,501	84,329	—	—	5,813	27,255	—
22,670	189,269	—	—	70,377	47,778	—
25,119	78,728	—	—	42,145	37,104	—
19,549	61,378	—	—	32,864	28,841	—
10,876	13,395	—	—	11,661	11,431	—
19,638	36,208	—	—	25,644	24,250	—
21,967	38,483	—	—	22,846	36,356	—
3,380	38,361	—	9	14,719	13,622	—
632,748	10,692,047	2,236,608	2,306,273	1,907,129	2,165,200	2,210,497
—	—	—	—	—	—	—
(59,461)	—	—	—	—	—	—
573,287	10,692,047	2,236,608	2,306,273	1,907,129	2,165,200	2,210,497
402,995	13,643,660	11,323,942	19,206,921	12,190,304	16,918,454	21,582,736

106,113	38,735,935	(874,203)	17,244,197	(12,532,772)	(16,494,327)	—
—	—	—	—	—	—	1,166,137
(2,874)	(130,964)	(76,916)	(130,004)	—	—	—

13,055,264	206,179,640	69,820,754	71,140,081	18,414,968	23,805,432	—
—	—	—	—	—	—	137,631,410
(13,551)	2,150	13,984	51,015	—	—	—
13,144,952	244,786,761	68,883,619	88,305,289	5,882,196	7,311,105	138,797,547

$13,547,947	$258,430,421	$80,207,561	$107,512,210	$18,072,500	$24,229,559	$160,380,283

113	SEE NOTES TO FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	Large Cap Fund
	(Unaudited) Period Ended 6/30/2023	Year Ended 12/31/2022
Increase (Decrease) in Net Assets
Operations
Investment income, net	$6,932,252	$10,162,401
Net realized gain (loss) on investments and foreign currency transactions	34,754,101	9,818,008
Change in unrealized appreciation (depreciation) on investments and foreign currency translations	111,890,178	(339,483,402)
Net increase (decrease) in net assets resulting from operations	153,576,531	(319,502,993)
Distributions from distributable earnings - Investor Class	(184,862)	(1,624,855)
Distributions from distributable earnings - Class A
Distributions from distributable earnings - Institutional Class	(5,959,098)	(39,685,066)
Tax return of capital	—	—
Total distributions to shareholders	(6,143,960)	(41,309,921)
From capital share transactions:
Investor Class
Proceeds from shares sold	9,668,330	35,079,963
Proceeds from reinvestment of distributions	175,477	1,590,612
Cost of shares redeemed	(13,961,381)	(23,827,505)
Net increase (decrease) from Investor Class transactions	(4,117,574)	12,843,070
Class A
Proceeds from shares sold
Proceeds from reinvestment of distributions
Cost of shares redeemed
Net increase (decrease) from Class A transactions
Institutional Class
Proceeds from shares sold	64,783,140	252,224,020
Proceeds from reinvestment of distributions	5,935,404	39,561,810
Cost of shares redeemed	(131,986,644)	(164,673,972)
Net increase (decrease) from Institutional Class transactions	(61,268,100)	127,111,858
Net increase (decrease) from capital share transactions	(65,385,674)	139,954,928
Net increase (decrease) in net assets	82,046,897	(220,857,986)
Net assets
Beginning of period	1,348,654,444	1,569,512,430
End of period	$1,430,701,341	$1,348,654,444

Shares of Beneficial Interest:
Investor Class
Shares sold	793,872	2,758,340
Shares issued in reinvestment of distributions	13,982	138,587
Shares redeemed	(1,148,107)	(1,891,104)
Net increase (decrease) in shares outstanding	(340,253)	1,005,823

Class A
Shares sold
Shares issued in reinvestment of distributions
Shares redeemed
Net increase (decrease) in shares outstanding

Institutional Class
Shares sold	5,281,441	19,455,111
Shares issued in reinvestment of distributions	471,429	3,434,297
Shares redeemed	(10,661,748)	(12,797,000)
Net increase (decrease) in shares outstanding	(4,908,878)	10,092,408

SEE NOTES TO FINANCIAL STATEMENTS	114

Small Cap Fund		US Sustainable Economy Fund		Global Sustainable Infrastructure Fund
(Unaudited) Period Ended 6/30/2023	Year Ended 12/31/2022	(Unaudited) Period Ended 6/30/2023	Year Ended 12/31/2022	(Unaudited) Period Ended 6/30/2023	Year Ended 12/31/2022

$168,836	$(83,130)	$1,489,343	$3,044,452	$1,592,794	$2,881,909
(1,205,594)	(5,944,956)	10,536,389	12,250,731	(2,415,868)	(6,474,225)
51,196,807	(170,469,345)	25,418,412	(75,585,662)	9,077,534	(11,314,587)
50,160,049	(176,497,431)	37,444,144	(60,290,479)	8,254,460	(14,906,903)
—	(2,258,603)	(842,623)	(11,406,855)	(75,364)	(138,197)
—	(265,354)	(45,949)	(576,187)
—	(12,229,968)	(513,242)	(5,457,784)	(1,375,706)	(2,544,699)
—	—	—	(555,114)	—	—
—	(14,753,925)	(1,401,814)	(17,995,940)	(1,451,070)	(2,682,896)

3,351,045	20,887,577	2,207,495	26,380,744	1,180,398	2,477,502
—	2,221,222	829,603	11,379,743	74,227	136,160
(7,917,883)	(24,024,883)	(8,121,124)	(31,596,635)	(1,075,967)	(1,262,312)
(4,566,838)	(916,084)	(5,084,026)	6,163,852	178,658	1,351,350

1,113,947	2,055,790	523,849	744,849
—	224,899	37,602	488,387
(1,189,301)	(2,089,013)	(388,537)	(778,875)
(75,354)	191,676	172,914	454,361

66,564,117	190,835,373	3,162,762	16,392,140	4,490,355	30,908,252
—	10,984,541	493,717	5,652,540	1,339,156	2,482,803
(44,811,767)	(164,023,672)	(5,015,372)	(16,263,073)	(7,329,857)	(7,991,437)
21,752,350	37,796,242	(1,358,893)	5,781,607	(1,500,346)	25,399,618
17,110,158	37,071,834	(6,270,005)	12,399,820	(1,321,688)	26,750,968
67,270,207	(154,179,522)	29,772,325	(65,886,599)	5,481,702	9,161,169

588,482,402	742,661,924	248,536,166	314,422,765	106,837,808	97,676,639
$655,752,609	$588,482,402	$278,308,491	$248,536,166	$112,319,510	$106,837,808

228,858	1,377,700	107,387	1,101,442	133,090	269,858
—	159,915	38,335	592,510	8,312	15,940
(537,156)	(1,608,290)	(395,301)	(1,493,537)	(120,222)	(141,454)
(308,298)	(70,675)	(249,579)	200,415	21,180	144,344

74,998	131,236	25,409	34,614
—	16,250	1,745	25,542
(80,644)	(136,615)	(18,729)	(37,278)
(5,646)	10,871	8,425	22,878

4,418,003	12,039,723	146,856	720,020	502,910	3,300,040
—	779,169	21,901	282,484	149,126	289,325
(2,991,597)	(10,662,371)	(232,908)	(737,747)	(824,313)	(888,264)
1,426,406	2,156,521	(64,151)	264,757	(172,277)	2,701,101

115	SEE NOTES TO FINANCIAL STATEMENTS

Statements of Changes in Net Assets, continued

	Global Opportunities Fund
	(Unaudited) Period Ended 6/30/2023	Year Ended 12/31/2022
Increase (Decrease) in Net Assets
Operations
Investment income, net	$402,995	$391,348
Net realized gain (loss) on investments and foreign currency transactions	103,239	(4,442,024)
Change in unrealized appreciation (depreciation) on investments and foreign currency translations	13,041,713	(23,283,771)
Net increase (decrease) in net assets resulting from operations	13,547,947	(27,334,447)
Distributions from distributable earnings - Investor Class	(14,860)	(78,939)
Distributions from distributable earnings - Class A
Distributions from distributable earnings - Institutional Class	(379,047)	(1,741,689)
Tax return of capital	—	—
Total distributions to shareholders	(393,907)	(1,820,628)
From capital share transactions:
Investor Class
Proceeds from shares sold	1,403,923	1,743,714
Proceeds from reinvestment of distributions	14,541	78,806
Cost of shares redeemed	(486,723)	(1,136,800)
Net increase (decrease) from Investor Class transactions	931,741	685,720
Class A
Proceeds from shares sold
Proceeds from reinvestment of distributions
Cost of shares redeemed
Net increase (decrease) from Class A transactions
Institutional Class
Proceeds from shares sold	11,142,665	10,568,072
Proceeds from reinvestment of distributions	374,782	1,738,877
Cost of shares redeemed	(4,584,013)	(22,117,641)
Net increase (decrease) from Institutional Class transactions	6,933,434	(9,810,692)
Net increase (decrease) from capital share transactions	7,865,175	(9,124,972)
Net increase (decrease) in net assets	21,019,215	(38,280,047)
Net assets
Beginning of period	104,740,259	143,020,306
End of period	$125,759,474	$104,740,259

Shares of Beneficial Interest:
Investor Class
Shares sold	95,951	120,850
Shares issued in reinvestment of distributions	964	5,834
Shares redeemed	(33,165)	(80,825)
Net increase (decrease) in shares outstanding	63,750	45,859

Class A
Shares sold
Shares issued in reinvestment of distributions
Shares redeemed
Net increase (decrease) in shares outstanding

Institutional Class
Shares sold	759,142	749,658
Shares issued in reinvestment of distributions	24,738	128,727
Shares redeemed	(307,503)	(1,647,543)
Net increase in shares outstanding	476,377	(769,158)

SEE NOTES TO FINANCIAL STATEMENTS	116

Global Environmental Markets Fund		Global Women’s Leadership Fund		International Sustainable Economy Fund
(Unaudited) Period Ended 6/30/2023	Year Ended 12/31/2022	(Unaudited) Period Ended 6/30/2023	Year Ended 12/31/2022	(Unaudited) Period Ended 6/30/2023	Year Ended 12/31/2022

$13,643,660	$14,024,911	$11,323,942	$13,747,918	$19,206,921	$20,508,847
38,604,971	(88,452,267)	(951,119)	(28,623,743)	17,114,193	(41,797,698)
206,181,790	(564,744,062)	69,834,738	(184,750,151)	71,191,096	(141,478,419)
258,430,421	(639,171,418)	80,207,561	(199,625,976)	107,512,210	(162,767,270)
(1,165,871)	(884,132)	(2,236,408)	(3,796,956)	(1,374,716)	(18,425,963)
(121,806)	(91,597)
(17,275,577)	(13,471,376)	(12,284,755)	(20,881,054)	(16,885,008)	(1,816,628)
—	—	—	—	—	—
(18,563,254)	(14,447,105)	(14,521,163)	(24,678,010)	(18,259,724)	(20,242,591)

6,469,060	18,478,332	3,459,005	13,860,135	8,752,004	28,293,125
1,109,598	819,259	2,125,114	3,616,455	1,340,375	1,744,202
(16,317,472)	(27,243,819)	(6,774,060)	(19,592,466)	(11,682,003)	(20,696,957)
(8,738,814)	(7,946,228)	(1,189,941)	(2,115,876)	(1,589,624)	9,340,370

957,350	2,197,608
110,884	82,093
(1,948,982)	(2,443,229)
(880,748)	(163,528)

206,124,851	640,483,732	45,588,355	130,719,126	224,680,593	380,863,836
16,046,236	12,586,265	11,089,075	18,997,728	14,996,393	17,330,565
(232,211,381)	(528,185,435)	(75,847,871)	(167,489,766)	(84,576,151)	(277,461,615)
(10,040,294)	124,884,562	(19,170,441)	(17,772,912)	155,100,835	120,732,786
(19,659,856)	116,774,806	(20,360,382)	(19,888,788)	153,511,211	130,073,156
220,207,311	(536,843,717)	45,326,016	(244,192,774)	242,763,697	(52,936,705)

2,208,676,672	2,745,520,389	771,096,978	1,015,289,752	825,884,892	878,821,597
$2,428,883,983	$2,208,676,672	$816,422,994	$771,096,978	$1,068,648,589	$825,884,892

311,669	909,155	119,391	467,839	914,414	3,134,424
52,538	43,766	72,332	133,178	138,755	203,533
(785,508)	(1,374,237)	(233,489)	(662,214)	(1,225,521)	(2,306,219)
(421,301)	(421,316)	(41,766)	(61,197)	(172,352)	1,031,738

46,029	110,666
5,260	4,392
(94,129)	(121,276)
(42,840)	(6,218)

9,848,499	31,262,433	1,558,685	4,409,462	23,803,504	43,151,395
753,344	674,932	374,884	695,522	1,586,920	2,066,544
(11,093,269)	(26,798,106)	(2,609,929)	(5,684,147)	(8,999,825)	(32,026,455)
(491,426)	5,139,259	(676,360)	(579,163)	16,390,599	13,191,484

117	SEE NOTES TO FINANCIAL STATEMENTS

Statements of Changes in Net Assets, continued

	Core Bond Fund
	(Unaudited) Period Ended 6/30/2023	Year Ended 12/31/2022
Increase (Decrease) in Net Assets
Operations
Investment income, net	$12,190,304	$17,386,175
Net realized gain (loss) on investments and foreign currency transactions	(12,532,772)	(26,235,729)
Change in unrealized appreciation (depreciation) on investments and foreign currency translations	18,414,968	(95,344,171)
Net increase (decrease) in net assets resulting from operations	18,072,500	(104,193,725)
Distributions from distributable earnings - Investor Class	(168,371)	(277,229)
Distributions from distributable earnings - Class A
Distributions from distributable earnings - Institutional Class	(12,117,067)	(18,136,145)
Tax return of capital	—	—
Total distributions to shareholders	(12,285,438)	(18,413,374)
From capital share transactions:
Investor Class
Proceeds from shares sold	1,293,479	2,800,266
Proceeds from reinvestment of distributions	165,210	273,296
Cost of shares redeemed	(1,748,928)	(2,955,504)
Net increase (decrease) from Investor Class transactions	(290,239)	118,058
Class A
Proceeds from shares sold
Proceeds from reinvestment of distributions
Cost of shares redeemed
Net increase (decrease) from Class A transactions
Institutional Class
Proceeds from shares sold	45,808,218	139,199,981
Proceeds from reinvestment of distributions	12,110,082	18,068,571
Cost of shares redeemed	(4,038,013)	(20,700,204)
Net increase (decrease) from Institutional Class transactions	53,880,287	136,568,348
Net increase (decrease) from capital share transactions	53,590,048	136,686,406
Net increase (decrease) in net assets	59,377,110	14,079,307
Net assets
Beginning of period	799,649,360	785,570,053
End of period	$859,026,470	$799,649,360

Shares of Beneficial Interest:
Investor Class
Shares sold	146,097	298,337
Shares issued in reinvestment of distributions	18,716	30,114
Shares redeemed	(199,389)	(320,857)
Net increase (decrease) in shares outstanding	(34,576)	7,594

Class A
Shares sold
Shares issued in reinvestment of distributions
Shares redeemed
Net increase (decrease) in shares outstanding

Institutional Class
Shares sold	5,224,761	15,490,699
Shares issued in reinvestment of distributions	1,372,742	1,994,294
Shares redeemed	(456,370)	(2,317,016)
Net increase (decrease) in shares outstanding	6,141,133	15,167,977

SEE NOTES TO FINANCIAL STATEMENTS	118

High Yield Bond Fund		Sustainable Allocation Fund
(Unaudited) Period Ended 6/30/2023	Year Ended 12/31/2022	(Unaudited) Period Ended 6/30/2023	Year Ended 12/31/2022

$16,918,454	$31,084,867	$21,582,736	$31,884,050
(16,494,327)	(22,250,165)	1,166,137	18,864,766
23,805,432	(101,192,976)	137,631,410	(480,948,513)
24,229,559	(92,358,274)	160,380,283	(430,199,697)
(3,813,661)	(7,128,777)	(19,000,497)	(77,576,893)
(133,953)	(284,310)
(12,988,666)	(24,025,716)	(13,553,923)	(51,407,181)
—	—	—	—
(16,936,280)	(31,438,803)	(32,554,420)	(128,984,074)

27,493,234	48,483,220	13,958,913	43,097,484
3,678,219	6,860,327	18,386,943	75,295,459
(32,683,354)	(61,398,692)	(57,068,720)	(125,510,966)
(1,511,901)	(6,055,145)	(24,722,864)	(7,118,023)

171,948	1,166,696
124,519	265,145
(896,303)	(2,302,526)
(599,836)	(870,685)

53,873,979	153,216,115	50,095,287	150,575,027
11,633,484	21,278,544	12,986,167	49,510,911
(77,480,515)	(197,631,679)	(52,552,574)	(116,685,155)
(11,973,052)	(23,137,020)	10,528,880	83,400,783
(14,084,789)	(30,062,850)	(14,193,984)	76,282,760
(6,791,510)	(153,859,927)	113,631,879	(482,901,011)

586,591,654	740,451,581	2,144,930,771	2,627,831,782
$579,800,144	$586,591,654	$2,258,562,650	$2,144,930,771

4,742,322	7,898,910	587,401	1,672,468
631,513	1,140,479	769,311	3,299,131
(5,626,409)	(10,061,413)	(2,394,331)	(4,957,116)
(252,574)	(1,022,024)	(1,037,619)	14,483

29,518	188,283
21,324	43,958
(153,273)	(386,408)
(102,431)	(154,167)

9,270,355	25,212,241	2,063,538	5,818,763
2,003,821	3,547,269	532,438	2,125,887
(13,399,376)	(32,543,839)	(2,162,974)	(4,569,864)
(2,125,200)	(3,784,329)	433,002	3,374,786

119	SEE NOTES TO FINANCIAL STATEMENTS

June 30, 2023
Financial Highlights
Selected data for a share outstanding throughout each period.

		Income (loss) from investment operations			Distributions to shareholders
	Net asset value, beginning of period	Net investment income[1]	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income		From net realized gains
Large Cap Fund
Investor Class
Period Ended June 30, 2023 (unaudited)	$11.52	$0.05	$1.27	$1.32	$0.04		$—
Year Ended December 31, 2022	14.82	0.06	(3.02)	(2.96)	0.08		0.26
Year Ended December 31, 2021	12.02	0.03	3.63	3.66	0.03		0.83
Year Ended December 31, 2020	10.38	0.06	2.38	2.44	0.07		0.73
Year Ended December 31, 2019	7.97	0.07	2.71	2.78	0.07		0.30
Year Ended December 31, 2018	10.56	0.07	(0.63)	(0.56)	0.07		1.96
Institutional Class
Period Ended June 30, 2023 (unaudited)	$11.56	$0.06	$1.28	$1.34	$0.06		$—
Year Ended December 31, 2022	14.87	0.09	(3.03)	(2.94)	0.11		0.26
Year Ended December 31, 2021	12.05	0.07	3.64	3.71	0.06		0.83
Year Ended December 31, 2020	10.40	0.09	2.38	2.47	0.09		0.73
Year Ended December 31, 2019	7.98	0.09	2.72	2.81	0.09		0.30
Year Ended December 31, 2018	10.57	0.10	(0.63)	(0.53)	0.10		1.96

Small Cap Fund
Investor Class
Period Ended June 30, 2023 (unaudited)	$14.06	$(0.01)	$1.19	$1.18	$—		$—
Year Ended December 31, 2022	18.72	(0.03)	(4.28)	(4.31)	—		0.35
Year Ended December 31, 2021	15.78	0.08	4.66	4.74	0.04		1.76
Year Ended December 31, 2020	14.67	(0.03)	1.75	1.72	—		0.61
Year Ended December 31, 2019	12.01	0.13	2.66	2.79	0.13		—
Year Ended December 31, 2018	16.41	0.00 [6]	(2.64)	(2.64)	0.00	[6]	1.76
Class A
Period Ended June 30, 2023 (unaudited)	$14.01	$(0.01)	$1.19	$1.18	$—		$—
Year Ended December 31, 2022	18.66	(0.03)	(4.27)	(4.30)	—		0.35
Year Ended December 31, 2021	15.73	0.08	4.65	4.73	0.04		1.76
Year Ended December 31, 2020	14.63	(0.03)	1.74	1.71	—		0.61
Year Ended December 31, 2019	11.98	0.12	2.66	2.78	0.13		—
Year Ended December 31, 2018	16.38	0.00 [6]	(2.63)	(2.63)	0.01		1.76
Institutional Class
Period Ended June 30, 2023 (unaudited)	$14.29	$0.01	$1.20	$1.21	$—		$—
Year Ended December 31, 2022	18.99	0.01	(4.34)	(4.33)	0.02		0.35
Year Ended December 31, 2021	15.99	0.14	4.71	4.85	0.09		1.76
Year Ended December 31, 2020	14.82	0.00 [6]	1.78	1.78	—		0.61
Year Ended December 31, 2019	12.12	0.15	2.70	2.85	0.15		—
Year Ended December 31, 2018	16.53	0.05	(2.67)	(2.62)	0.03		1.76

[1]	Based on average shares outstanding during the period.
[2]

Total return represents aggregate total return for the period indicated, includes reinvestment of all dividends and distributions, and does not reflect the deduction of any applicable sales charges. Total returns for periods of less than one year have not been annualized.

[3]	Ratios representing periods of less than one year have been annualized.
[4]	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS	120

June 30, 2023

				Ratios to average net assets[3]
Total distributions	Net asset value, end of period	Total return[2]	Net assets end of period (in $000’s)	Net expenses including reimbursements and waivers	Net investment income	Total expenses excluding reimbursements and waivers	Portfolio Turnover[4]

$0.04	$12.80	11.47%	$58,588	0.97%	0.76%	0.97%	23%
0.34	11.52	(19.99%)	56,667	0.97%	0.49%	0.97%	34%
0.86	14.82	30.57%	57,965	0.97%	0.22%	0.97%	25%
0.80	12.02	23.75%	21,351	0.95%	0.51%	0.95%	43%
0.37	10.38	34.85%	3,271	0.95%	0.74%	0.95%	37%
2.03	7.97	(5.01%)	1,975	0.96%	0.67%	0.96%	54%

$0.06	$12.84	11.56%	$1,372,114	0.72%	1.01%	0.72%	23%
0.37	11.56	(19.77%)	1,291,988	0.72%	0.73%	0.72%	34%
0.89	14.87	30.92%	1,511,547	0.71%	0.47%	0.71%	25%
0.82	12.05	23.99%	1,020,242	0.70%	0.84%	0.70%	43%
0.39	10.40	35.23%	763,004	0.70%	1.00%	0.70%	37%
2.06	7.98	(4.79%)	590,664	0.70%	0.85%	0.70%	54%

$—	$15.24	8.39%	$96,188	1.16%	(0.16%)	1.16%	25%
0.35	14.06	(22.97%)	93,090	1.16%	(0.23%)[5]	1.16%	38%
1.80	18.72	30.26%	125,234	1.15%	0.44%	1.15%	44%
0.61	15.78	11.77%	102,582	1.19%	(0.23%)	1.19%	73%
0.13	14.67	23.29%	110,520	1.20%	0.93%	1.20%	78%
1.76	12.01	(15.80%)	116,887	1.18%	0.03%	1.18%	57%

$—	$15.19	8.42%	$11,722	1.16%	(0.15%)	1.16%	25%
0.35	14.01	(23.03%)	10,895	1.16%	(0.23%)[5]	1.16%	38%
1.80	18.66	30.29%	14,305	1.15%	0.44%	1.15%	44%
0.61	15.73	11.73%	10,948	1.19%	(0.23%)	1.19%	73%
0.13	14.63	23.27%	12,445	1.20%	0.90%	1.20%	78%
1.77	11.98	(15.82%)	12,290	1.18%	0.02%	1.18%	57%

$—	$15.50	8.47%	$547,843	0.91%	0.10%	0.91%	25%
0.37	14.29	(22.80%)	484,498	0.91%	0.03%[5]	0.91%	38%
1.85	18.99	30.54%	603,123	0.90%	0.73%	0.90%	44%
0.61	15.99	12.06%	352,709	0.94%	0.02%	0.94%	73%
0.15	14.82	23.56%	308,145	0.95%	1.08%	0.95%	78%
1.79	12.12	(15.59%)	317,417	0.93%	0.29%	0.93%	57%

[5]

In 2022 the Adviser reimbursed the Fund losses related to a trading error in the amount of $63,091. Before the reimbursement by the Adviser, total returns for Investor Class, Class A and Institutional Class shares would have remained the same at (22.97%), (23.03%) and (22.80%), respectively. The Net Investment Income for Investor Class, Class A and Institutional Class shares would have been (0.24%), (0.22%) and 0.02%, respectively.

[6]	Rounds to less than $0.01.

121	SEE NOTES TO FINANCIAL STATEMENTS

June 30, 2023
Financial Highlights(Unaudited), continued
Selected data for a share outstanding throughout each period.

		Income (loss) from investment operations			Distributions to shareholders
	Net asset value, beginning of period	Net investment income[1]	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains
US Sustainable Economy Fund
Investor Class
Period Ended June 30, 2023 (unaudited)	$19.19	$0.11	$2.81	$2.92	$0.10	$—
Year Ended December 31, 2022	25.28	0.22	(4.84)	(4.62)	0.37	1.06
Year Ended December 31, 2021	23.78	0.20	6.83	7.03	0.20	5.33
Year Ended December 31, 2020	21.41	0.23	2.60	2.83	0.22	0.24
Year Ended December 31, 2019	17.42	0.28	4.43	4.71	0.28	0.44
Year Ended December 31, 2018	19.69	0.32	(1.20)	(0.88)	0.32	1.07
Class A
Period Ended June 30, 2023 (unaudited)	$19.11	$0.11	$2.81	$2.92	$0.11	$—
Year Ended December 31, 2022	25.18	0.22	(4.82)	(4.60)	0.37	1.06
Year Ended December 31, 2021	23.71	0.20	6.80	7.00	0.20	5.33
Year Ended December 31, 2020	21.35	0.23	2.59	2.82	0.22	0.24
Year Ended December 31, 2019	17.38	0.28	4.41	4.69	0.28	0.44
Year Ended December 31, 2018	19.65	0.32	(1.20)	(0.88)	0.32	1.07
Institutional Class
Period Ended June 30, 2023 (unaudited)	$19.99	$0.14	$2.93	$3.07	$0.13	$—
Year Ended December 31, 2022	26.25	0.28	(5.02)	(4.74)	0.42	1.06
Year Ended December 31, 2021	24.52	0.28	7.05	7.33	0.27	5.33
Year Ended December 31, 2020	22.07	0.29	2.67	2.96	0.27	0.24
Year Ended December 31, 2019	17.94	0.34	4.56	4.90	0.33	0.44
Year Ended December 31, 2018	20.23	0.38	(1.23)	(0.85)	0.37	1.07

Global Sustainable Infrastructure Fund
Investor Class
Period Ended June 30, 2023 (unaudited)	$8.53	$0.12	$0.54	$0.66	$0.11	$—
Year Ended December 31, 2022	10.11	0.24	(1.61)	(1.37)	0.21	—
Year Ended December 31, 2021	14.17	0.41	1.48	1.89	0.32	5.63
Year Ended December 31, 2020	12.78	0.23	1.56	1.79	0.21	0.19
Year Ended December 31, 2019	10.64	0.25	2.49	2.74	0.25	0.35
Year Ended December 31, 2018	11.50	0.24	(0.73)	(0.49)	0.24	0.13
Institutional Class
Period Ended June 30, 2023 (unaudited)	$8.57	$0.13	$0.55	$0.68	$0.12	$—
Year Ended December 31, 2022	10.16	0.26	(1.62)	(1.36)	0.23	—
Year Ended December 31, 2021	14.21	0.43	1.51	1.94	0.36	5.63
Year Ended December 31, 2020	12.81	0.26	1.57	1.83	0.24	0.19
Year Ended December 31, 2019	10.66	0.28	2.50	2.78	0.28	0.35
Year Ended December 31, 2018	11.50	0.26	(0.70)	(0.44)	0.27	0.13

[1]	Based on average shares outstanding during the period.
[2]

Total return represents aggregate total return for the period indicated, includes reinvestment of all dividends and distributions, and does not reflect the deduction of any applicable sales charges. Total returns for periods of less than one year have not been annualized.

[3]	Ratios representing periods of less than one year have been annualized.
[4]	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS	122

June 30, 2023

					Ratios to average net assets[3]
Tax return of capital	Total distributions	Net asset value, end of period	Total return[2]	Net assets end of period (in $000’s)	Net expenses including reimbursements and waivers	Net investment income	Total expenses excluding reimbursements and waivers	Portfolio Turnover[4]

$—	$0.10	$22.01	15.25%	$177,813	0.70%	1.06%	0.89%	14%
0.04	1.47	19.19	(18.25%)	159,822	0.70%	1.01%	0.88%	37%
—	5.53	25.28	30.02%	205,407	0.74%	0.74%	0.88%	47%
—	0.46	23.78	13.34%	170,315	0.90%	1.10%	0.90%	65%
—	0.72	21.41	27.13%	161,021	0.90%	1.43%	0.90%	49%
—	1.39	17.42	(4.43%)	134,435	0.90%	1.59%	0.90%	55%

$—	$0.11	$21.92	15.27%	$9,523	0.70%	1.06%	0.89%	14%
0.04	1.47	19.11	(18.24%)	8,142	0.70%	1.01%	0.88%	37%
—	5.53	25.18	29.99%	10,150	0.74%	0.74%	0.88%	47%
—	0.46	23.71	13.33%	6,599	0.90%	1.11%	0.90%	65%
—	0.72	21.35	27.08%	6,659	0.90%	1.43%	0.90%	49%
—	1.39	17.38	(4.43%)	5,417	0.90%	1.59%	0.90%	55%

$—	$0.13	$22.93	15.37%	$90,973	0.45%	1.31%	0.64%	14%
0.04	1.52	19.99	(18.01%)	80,572	0.45%	1.27%	0.63%	37%
—	5.60	26.25	30.35%	98,866	0.49%	0.99%	0.63%	47%
—	0.51	24.52	13.57%	79,301	0.65%	1.35%	0.65%	65%
—	0.77	22.07	27.42%	72,736	0.65%	1.68%	0.65%	49%
—	1.44	17.94	(4.16%)	54,131	0.65%	1.84%	0.65%	55%

$—	$0.11	$9.08	7.73%	$6,381	0.80%	2.71%	0.90%	18%
—	0.21	8.53	(13.44%)	5,816	0.80%	2.64%	0.90%	54%
—	5.95	10.11	13.98%	5,432	0.83%	2.70%	0.90%	127%
—	0.40	14.17	14.25%	4,014	0.90%	1.80%	0.90%	93%
—	0.60	12.78	25.85%	2,859	0.90%	2.03%	0.90%	50%
—	0.37	10.64	(4.21%)	1,846	0.90%	2.11%	0.90%	52%

$—	$0.12	$9.13	7.94%	$105,938	0.55%	2.91%	0.65%	18%
—	0.23	8.57	(13.25%)	101,022	0.55%	2.89%	0.65%	54%
—	5.99	10.16	14.27%	92,244	0.58%	2.81%	0.65%	127%
—	0.43	14.21	14.54%	136,036	0.65%	2.06%	0.65%	93%
—	0.63	12.81	26.18%	130,001	0.65%	2.28%	0.65%	50%
—	0.40	10.66	(3.84%)	115,362	0.65%	2.24%	0.65%	52%

123	SEE NOTES TO FINANCIAL STATEMENTS

June 30, 2023
Financial Highlights(Unaudited), continued
Selected data for a share outstanding throughout each period.

		Income (loss) from investment operations			Distributions to shareholders
	Net asset value, beginning of period	Net investment income[1]	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains
Global Opportunities Fund
Investor Class
Period Ended June 30, 2023 (unaudited)	$13.69	$0.03	$1.65	$1.68	$0.03	$—
Year Ended December 31, 2022	17.09	0.01	(3.20)	(3.19)	0.03	0.18
Year Ended December 31, 2021	14.66	(0.02)	2.76	2.74	—	0.31
Year Ended December 31, 2020	12.04	(0.01)	2.75	2.74	—	0.12
Year Ended December 31, 2019	9.18	0.02	3.05	3.07	0.03	0.18
Period Ended December 31, 2018[5]	10.00	(0.01)	(0.81)	(0.82)	—	—
Institutional Class
Period Ended June 30, 2023 (unaudited)	$13.75	$0.05	$1.67	$1.72	$0.05	$—
Year Ended December 31, 2022	17.15	0.05	(3.22)	(3.17)	0.05	0.18
Year Ended December 31, 2021	14.69	0.02	2.76	2.78	0.01	0.31
Year Ended December 31, 2020	12.04	0.02	2.76	2.78	0.01	0.12
Year Ended December 31, 2019	9.18	0.06	3.03	3.09	0.05	0.18
Period Ended December 31, 2018[5]	10.00	0.00 [6]	(0.82)	(0.82)	—	—

Global Environmental Markets Fund
Investor Class
Period Ended June 30, 2023 (unaudited)	$19.41	$0.10	$2.16	$2.26	$0.14	$—
Year Ended December 31, 2022	25.22	0.07	(5.78)	(5.71)	0.04	0.06
Year Ended December 31, 2021	21.08	0.14	4.48	4.62	0.13	0.35
Year Ended December 31, 2020	16.85	0.09	4.22	4.31	0.08	—
Year Ended December 31, 2019	13.28	0.12	3.56	3.68	0.11	—
Year Ended December 31, 2018	16.11	0.13	(2.43)	(2.30)	0.12	0.41
Class A
Period Ended June 30, 2023 (unaudited)	$19.38	$0.10	$2.15	$2.25	$0.14	$—
Year Ended December 31, 2022	25.17	0.07	(5.76)	(5.69)	0.04	0.06
Year Ended December 31, 2021	21.05	0.14	4.46	4.60	0.13	0.35
Year Ended December 31, 2020	16.83	0.09	4.21	4.30	0.08	—
Year Ended December 31, 2019	13.26	0.12	3.56	3.68	0.11	—
Year Ended December 31, 2018	16.09	0.13	(2.43)	(2.30)	0.12	0.41
Institutional Class
Period Ended June 30, 2023 (unaudited)	$19.58	$0.12	$2.19	$2.31	$0.17	$—
Year Ended December 31, 2022	25.40	0.12	(5.82)	(5.70)	0.06	0.06
Year Ended December 31, 2021	21.23	0.21	4.49	4.70	0.18	0.35
Year Ended December 31, 2020	16.97	0.14	4.25	4.39	0.13	—
Year Ended December 31, 2019	13.36	0.16	3.60	3.76	0.15	—
Year Ended December 31, 2018	16.22	0.17	(2.46)	(2.29)	0.16	0.41

[1]	Based on average shares outstanding during the period.
[2]

Total return represents aggregate total return for the period indicated, includes reinvestment of all dividends and distributions, and does not reflect the deduction of any applicable sales charges. Total returns for periods of less than one year have not been annualized.

[3]	Ratios representing periods of less than one year have been annualized.

SEE NOTES TO FINANCIAL STATEMENTS	124

June 30, 2023

				Ratios to average net assets[3]
Total distributions	Net asset value, end of period	Total return[2]	Net assets end of period (in $000’s)	Net expenses including reimbursements and waivers	Net investment income	Total expenses excluding reimbursements and waivers	Portfolio Turnover[4]

$0.03	$15.34	12.30%	$6,875	1.23%	0.43%	1.33%	12%
0.21	13.69	(18.66%)	5,260	1.23%	0.09%	1.33%	38%
0.31	17.09	18.69%	5,784	1.21%	(0.15%)	1.32%	30%
0.12	14.66	22.76%	3,401	1.18%	(0.06%)	1.56%	34%
0.21	12.04	33.51%	1,683	1.19%	0.17%	1.68%	29%
—	9.18	(8.20%)	126	1.16%	(0.14%)	2.06%	17%

$0.05	$15.42	12.51%	$118,885	0.98%	0.67%	1.08%	12%
0.23	13.75	(18.49%)	99,480	0.98%	0.34%	1.08%	38%
0.32	17.15	18.96%	137,236	0.96%	0.11%	1.07%	30%
0.13	14.69	23.12%	65,644	0.94%	0.17%	1.31%	34%
0.23	12.04	33.72%	40,392	0.92%	0.51%	1.42%	29%
—	9.18	(8.20%)	24,816	0.92%	0.01%	1.81%	17%

$0.14	$21.53	11.67%	$176,444	1.14%	0.93%	1.14%	12%
0.10	19.41	(22.62%)	167,290	1.16%	0.37%	1.16%	35%
0.48	25.22	21.95%	227,902	1.15%	0.61%	1.15%	18%
0.08	21.08	25.71%	175,040	1.20%	0.55%	1.20%	25%
0.11	16.85	27.75%	152,209	1.22%	0.78%	1.22%	14%
0.53	13.28	(14.31%)	118,980	1.22%	0.83%	1.24%	26%

$0.14	$21.49	11.64%	$18,254	1.14%	0.93%	1.14%	12%
0.10	19.38	(22.58%)	17,292	1.16%	0.36%	1.16%	35%
0.48	25.17	21.89%	22,613	1.15%	0.61%	1.15%	18%
0.08	21.05	25.68%	16,651	1.20%	0.54%	1.20%	25%
0.11	16.83	27.77%	13,700	1.22%	0.78%	1.22%	14%
0.53	13.26	(14.33%)	12,766	1.22%	0.86%	1.24%	26%

$0.17	$21.72	11.81%	$2,234,186	0.89%	1.19%	0.89%	12%
0.12	19.58	(22.39%)	2,024,095	0.91%	0.63%	0.91%	35%
0.53	25.40	22.23%	2,495,005	0.90%	0.87%	0.90%	18%
0.13	21.23	26.00%	1,437,952	0.95%	0.78%	0.95%	25%
0.15	16.97	28.17%	802,292	0.97%	1.01%	0.97%	14%
0.44	13.36	(14.17%)	459,354	0.97%	1.10%	0.99%	26%

[4]	Not annualized
[5]	Per share data is reflected from the Fund’s inception date of June 27, 2018.
[6]	Rounds to less than $0.01.

125	SEE NOTES TO FINANCIAL STATEMENTS

June 30, 2023
Financial Highlights(Unaudited), continued
Selected data for a share outstanding throughout each period.

		Income (loss) from investment operations			Distributions to shareholders
	Net asset value, beginning of period	Net investment income[1]	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains
Global Women’s Leadership Fund
Investor Class
Period Ended June 30, 2023 (unaudited)	$27.26	$0.38	$2.49	$2.87	$0.51	$—
Year Ended December 31, 2022	35.14	0.42	(7.45)	(7.03)	0.24	0.61
Year Ended December 31, 2021	30.34	0.39	4.84	5.23	0.43	—
Year Ended December 31, 2020	27.00	0.33	3.32	3.65	0.31	—
Year Ended December 31, 2019	22.02	0.47	5.33	5.80	0.44	0.38
Year Ended December 31, 2018	25.02	0.47	(2.39)	(1.92)	0.44	0.64
Institutional Class
Period Ended June 30, 2023 (unaudited)	$27.45	$0.42	$2.49	$2.91	$0.54	$—
Year Ended December 31, 2022	35.33	0.49	(7.48)	(6.99)	0.28	0.61
Year Ended December 31, 2021	30.50	0.48	4.86	5.34	0.51	—
Year Ended December 31, 2020	27.14	0.40	3.34	3.74	0.38	—
Year Ended December 31, 2019	22.12	0.53	5.37	5.90	0.50	0.38
Year Ended December 31, 2018	25.13	0.53	(2.40)	(1.87)	0.50	0.64

International Sustainable Economy Fund
Investor Class
Period Ended June 30, 2023 (unaudited)	$8.80	$0.18	$0.91	$1.09	$0.15	$—
Year Ended December 31, 2022	10.99	0.21	(2.19)	(1.98)	0.21	—
Year Ended December 31, 2021	10.35	0.22	0.90	1.12	0.23	0.25
Year Ended December 31, 2020	9.53	0.17	0.81	0.98	0.16	—
Year Ended December 31, 2019	7.95	0.21	1.59	1.80	0.22	—
Year Ended December 31, 2018	9.36	0.22	(1.43)	(1.21)	0.20	—
Institutional Class
Period Ended June 30, 2023 (unaudited)	$8.61	$0.19	$0.90	$1.09	$0.17	$—
Year Ended December 31, 2022	10.76	0.23	(2.15)	(1.92)	0.23	—
Year Ended December 31, 2021	10.14	0.24	0.89	1.13	0.26	0.25
Year Ended December 31, 2020	9.34	0.19	0.79	0.98	0.18	—
Year Ended December 31, 2019	7.80	0.23	1.55	1.78	0.24	—
Year Ended December 31, 2018	9.19	0.23	(1.40)	(1.17)	0.22	—

[1]	Based on average shares outstanding during the period.
[2]

Total return represents aggregate total return for the period indicated, includes reinvestment of all dividends and distributions, and does not reflect the deduction of any applicable sales charges. Total returns for periods of less than one year have not been annualized.

[3]	Ratios representing periods of less than one year have been annualized.
[4]	Not annualized.
[5]

To manage cash flows, minimize trading costs and equitize cash balances in between trading blocks of securities, the Global Women’s Leadership Fund utilizes one or more exchange-traded funds (ETFs), the combination of which is intended to track the Fund’s broad-based benchmark. These investments are frequent and short-term, however, the Fund is required to include such ETF investment activity in the calculation of its portfolio turnover. Had such transactions been excluded, the portfolio turnover would have been 26% for the year ended December 31, 2021, 37% for the year ended December 31, 2020, 25% for the year ended December 31, 2019, and 47% for the year ended December 31, 2018.

SEE NOTES TO FINANCIAL STATEMENTS	126

June 30, 2023

				Ratios to average net assets[3]
Total distributions	Net asset value, end of period	Total return[2]	Net assets end of period (in $000’s)	Net expenses including reimbursements and waivers	Net investment income	Total expenses excluding reimbursements and waivers	Portfolio Turnover[4]

$0.51	$29.62	10.53%	$132,450	0.77%	2.64%	0.77%	14%
0.85	27.26	(19.98%)	123,060	0.77%	1.42%	0.77%	45%
0.43	35.14	17.27%	160,749	0.76%	1.18%	0.76%	43%[5]
0.31	30.34	13.67%	130,255	0.78%	1.27%	0.78%	69%[5]
0.82	27.00	26.42%	118,713	0.80%	1.87%	0.80%	66%[5]
1.08	22.02	(7.74%)	86,727	0.81%	1.88%	0.83%	67%[5]

$0.54	$29.82	10.62%	$683,973	0.52%	2.87%	0.52%	14%
0.89	27.45	(19.76%)	648,037	0.52%	1.67%	0.52%	45%
0.51	35.33	17.56%	854,540	0.51%	1.43%	0.51%	43%[5]
0.38	30.50	13.94%	619,168	0.53%	1.52%	0.53%	69%[5]
0.88	27.14	26.77%	346,142	0.55%	2.07%	0.55%	66%[5]
1.14	22.12	(7.51%)	156,960	0.56%	2.09%	0.58%	67%[5]

$0.15	$9.74	12.45%	$89,042	0.71%	3.72%	0.71%	35%
0.21	8.80	(18.00%)	81,939	0.72%	2.30%	0.72%	51%
0.48	10.99	10.88%	90,993	0.72%	1.98%	0.72%	55%[6]
0.16	10.35	10.51%	77,963	0.75%	1.91%	0.75%	43%[6]
0.22	9.53	22.78%	84,855	0.80%	2.40%	0.80%	31%[6]
0.20	7.95	(13.15%)	77,880	0.80%	2.46%	0.80%	30%[6]

$0.17	$9.53	12.63%	$979,606	0.46%	4.02%	0.46%	35%
0.23	8.61	(17.80%)	743,946	0.47%	2.57%	0.47%	51%
0.51	10.76	11.19%	787,829	0.47%	2.22%	0.47%	55%[6]
0.18	10.14	10.78%	623,014	0.50%	2.15%	0.50%	43%[6]
0.24	9.34	23.01%	559,939	0.55%	2.63%	0.55%	31%[6]
0.22	7.80	(12.90%)	437,907	0.55%	2.55%	0.55%	30%[6]

[6]

To manage cash flows, minimize trading costs and equitize cash balances in between trading blocks of securities, the International Sustainable Economy Fund utilizes one or more exchange-traded funds (ETFs) which have an investment objective that tracks the Fund’s broad-based benchmark. These investments are frequent and short-term, however, the Fund is required to include such ETF investment activity in the calculation of its portfolio turnover. Had such transactions been excluded, the portfolio turnover would have been 41% for the year ended December 31, 2021, 27% for the year ended December 31, 2020, 19% for the year ended December 31, 2019, and 18% for the year ended December 31, 2018.

127	SEE NOTES TO FINANCIAL STATEMENTS

June 30, 2023
Financial Highlights(Unaudited), continued
Selected data for a share outstanding throughout each period.

		Income (loss) from investment operations			Distributions to shareholders
	Net asset value, beginning of period	Net investment income[1]	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains
Core Bond Fund
Investor Class
Period Ended June 30, 2023 (unaudited)	$8.68	$0.12	$0.07	$0.19	$0.12	$—
Year Ended December 31, 2022	10.21	0.18	(1.52)	(1.34)	0.19	—
Year Ended December 31, 2021	10.56	0.14	(0.31)	(0.17)	0.16	0.02
Year Ended December 31, 2020	10.29	0.17	0.53	0.70	0.19	0.24
Year Ended December 31, 2019	9.78	0.23	0.53	0.76	0.25	—
Year Ended December 31, 2018	10.04	0.22	(0.25)	(0.03)	0.23	—
Institutional Class
Period Ended June 30, 2023 (unaudited)	$8.68	$0.13	$0.06	$0.19	$0.13	$—
Year Ended December 31, 2022	10.21	0.21	(1.52)	(1.31)	0.22	—
Year Ended December 31, 2021	10.56	0.16	(0.30)	(0.14)	0.19	0.02
Year Ended December 31, 2020	10.29	0.20	0.53	0.73	0.22	0.24
Year Ended December 31, 2019	9.78	0.26	0.52	0.78	0.27	—
Year Ended December 31, 2018	10.04	0.24	(0.24)	—	0.26	—

High Yield Bond Fund
Investor Class
Period Ended June 30, 2023 (unaudited)	$5.73	$0.16	$0.07	$0.23	$0.16	$—
Year Ended December 31, 2022	6.90	0.29	(1.17)	(0.88)	0.29	—
Year Ended December 31, 2021	6.97	0.27	(0.07)	0.20	0.27	—
Year Ended December 31, 2020	6.79	0.32	0.18	0.50	0.32	—
Year Ended December 31, 2019	6.25	0.33	0.54	0.87	0.33	—
Year Ended December 31, 2018	6.78	0.33	(0.53)	(0.20)	0.33	—
Class A
Period Ended June 30, 2023 (unaudited)	$5.74	$0.16	$0.08	$0.24	$0.16	$—
Year Ended December 31, 2022	6.92	0.29	(1.18)	(0.89)	0.29	—
Year Ended December 31, 2021	6.98	0.27	(0.06)	0.21	0.27	—
Year Ended December 31, 2020	6.80	0.32	0.19	0.51	0.33	—
Year Ended December 31, 2019	6.26	0.33	0.54	0.87	0.33	—
Year Ended December 31, 2018	6.79	0.33	(0.53)	(0.20)	0.33	—
Institutional Class
Period Ended June 30, 2023 (unaudited)	$5.71	$0.17	$0.08	$0.25	$0.17	$—
Year Ended December 31, 2022	6.88	0.30	(1.17)	(0.87)	0.30	—
Year Ended December 31, 2021	6.94	0.28	(0.04)	0.24	0.30	—
Year Ended December 31, 2020	6.76	0.33	0.19	0.52	0.34	—
Year Ended December 31, 2019	6.23	0.34	0.53	0.87	0.34	—
Year Ended December 31, 2018	6.75	0.35	(0.52)	(0.17)	0.35	—

[1]	Based on average shares outstanding during the period.
[2]

Total return represents aggregate total return for the period indicated, includes reinvestment of all dividends and distributions, and does not reflect the deduction of any applicable sales charges. Total returns for periods of less than one year have not been annualized.

[3]	Ratios representing periods of less than one year have been annualized.
[4]	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS	128

June 30, 2023

				Ratios to average net assets[3]
Total distributions	Net asset value, end of period	Total return[2]	Net assets end of period (in $000’s)	Net expenses including reimbursements and waivers	Net investment income	Total expenses excluding reimbursements and waivers	Portfolio Turnover[4]

$0.12	$8.75	2.20%	$11,824	0.71%	2.74%	0.71%	43%
0.19	8.68	(13.16%)	12,029	0.71%	1.99%	0.71%	70%
0.18	10.21	(1.63%)	14,076	0.71%	1.35%	0.71%	48%
0.43	10.56	6.89%	14,101	0.72%	1.58%	0.72%	79%
0.25	10.29	7.78%	7,401	0.71%	2.30%	0.71%	63%
0.23	9.78	(0.24%)	4,277	0.71%	2.23%	0.71%	62%

$0.13	$8.74	2.21%	$847,202	0.46%	2.99%	0.46%	43%
0.22	8.68	(12.94%)	787,620	0.46%	2.26%	0.46%	70%
0.21	10.21	(1.38%)	771,495	0.46%	1.60%	0.46%	48%
0.46	10.56	7.16%	746,615	0.46%	1.86%	0.46%	79%
0.27	10.29	8.04%	702,291	0.46%	2.55%	0.46%	63%
0.26	9.78	0.01%	682,201	0.46%	2.50%	0.46%	62%

$0.16	$5.80	4.05%	$137,978	0.92%	5.54%	0.92%	16%
0.29	5.73	(12.89%)	137,689	0.92%	4.70%	0.92%	35%
0.27	6.90	2.96%	172,881	0.93%	3.86%	0.93%	51%
0.32	6.97	7.80%	171,838	0.96%	4.87%	0.96%	97%
0.33	6.79	14.11%	183,631	0.96%	4.94%	0.96%	90%
0.33	6.25	(3.07%)	162,841	0.97%	5.01%	0.97%	57%

$0.16	$5.82	4.23%	$4,480	0.92%	4.49%	0.92%	16%
0.29	5.74	(12.99%)	5,011	0.92%	4.68%	0.92%	35%
0.27	6.92	3.11%	7,102	0.93%	3.85%	0.93%	51%
0.33	6.98	7.79%	6,177	0.96%	4.87%	0.96%	97%
0.33	6.80	14.10%	5,827	0.96%	4.95%	0.96%	90%
0.33	6.26	(3.05%)	5,747	0.97%	5.01%	0.97%	57%

$0.17	$5.79	4.37%	$437,342	0.67%	5.99%	0.67%	16%
0.30	5.71	(12.72%)	443,891	0.67%	4.95%	0.67%	35%
0.30	6.88	3.36%	560,469	0.69%	4.08%	0.69%	51%
0.34	6.94	8.08%	294,313	0.72%	5.07%	0.72%	97%
0.34	6.76	14.26%	186,350	0.71%	5.21%	0.71%	90%
0.35	6.23	(2.70%)	188,333	0.72%	5.26%	0.72%	57%

129	SEE NOTES TO FINANCIAL STATEMENTS

June 30, 2023
Financial Highlights(Unaudited), continued
Selected data for a share outstanding throughout each period.

		Income (loss) from investment operations			Distributions to shareholders
	Net asset value, beginning of period	Net investment income[1]	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains
Sustainable Allocation Fund
Investor Class
Period Ended June 30, 2023 (unaudited)	$22.78	$0.22	$1.48	$1.70	$0.34	$—
Year Ended December 31, 2022	28.98	0.33	(5.11)	(4.78)	0.29	1.13
Year Ended December 31, 2021	26.36	0.23	3.79	4.02	0.23	1.17
Year Ended December 31, 2020	23.35	0.26	3.49	3.75	0.26	0.48
Year Ended December 31, 2019	21.14	0.36	4.02	4.38	0.37	1.80
Year Ended December 31, 2018	22.66	0.33	(1.23)	(0.90)	0.47	0.15
Institutional Class
Period Ended June 30, 2023 (unaudited)	$23.24	$0.25	$1.51	$1.76	$0.37	$—
Year Ended December 31, 2022	29.54	0.40	(5.22)	(4.82)	0.35	1.13
Year Ended December 31, 2021	26.83	0.32	3.86	4.18	0.30	1.17
Year Ended December 31, 2020	23.76	0.33	3.54	3.87	0.32	0.48
Year Ended December 31, 2019	21.47	0.43	4.09	4.52	0.43	1.80
Year Ended December 31, 2018	23.01	0.38	(1.24)	(0.86)	0.53	0.15

[1]	Based on average shares outstanding during the period.
[2]

Total return represents aggregate total return for the period indicated, includes reinvestment of all dividends and distributions, and does not reflect the deduction of any applicable sales charges. Total returns for periods of less than one year have not been annualized.

[3]	Ratios representing periods of less than one year have been annualized.
[4]	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS	130

June 30, 2023

				Ratios to average net assets[3]
Total distributions	Net asset value, end of period	Total return[2]	Net assets end of period (in $000’s)	Net expenses including reimbursements and waivers	Net investment income	Total expenses excluding reimbursements and waivers	Portfolio Turnover[4]

$0.34	$24.14	7.49%	$1,351,790	0.30%[5]	1.85%	0.30%[5]	3%
1.42	22.78	(16.42%)	1,299,467	0.30%[5]	1.29%	0.30%[5]	4%
1.40	28.98	15.31%	1,652,892	0.30%[5]	0.80%	0.30%[5]	4%
0.74	26.36	16.24%	1,518,966	0.30%[5]	1.08%	0.30%[5]	13%
2.17	23.35	20.83%	1,523,009	0.30%[5]	1.56%	0.30%[5]	8%
0.62	21.14	(4.08%)	1,324,582	0.30%[5]	1.44%[6]	0.30%[5]	12%

$0.37	$24.63	7.60%	$906,772	0.05%[5]	2.12%	0.05%[5]	3%
1.48	23.24	(16.22%)	845,463	0.05%[5]	1.56%	0.05%[5]	4%
1.47	29.54	15.64%	974,940	0.05%[5]	1.10%	0.05%[5]	4%
0.80	26.83	16.49%	657,906	0.05%[5]	1.36%	0.05%[5]	13%
2.23	23.76	21.17%	374,838	0.05%[5]	1.80%	0.05%[5]	8%
0.68	21.47	(3.85%)	365,079	0.05%[5]	1.64%[6]	0.05%[5]	12%

[5]

The expense ratio of the Sustainable Allocation Fund does not include indirect expenses of the underlying funds the Fund invests in. Indirect expenses of the underlying funds were 0.61% for the period ended June 30, 2023, 0.60% for the year ended December 31, 2022, 0.59% for the year ended December 31, 2021, 0.57% for the year ended December 31, 2020, 0.62% for the year ended December 31, 2019, and 0.61% for the year ended December 31, 2018.

[6]

In 2018, the Adviser reimbursed the Fund for expense overpayments related to transfer agent fees in the amount of $223,088. Before the reimbursement by the adviser, the difference in total returns for Investor Class and Institutional Class would have remained the same at (4.08)% and (3.85)%, respectively. The Net Investment Income for Investor Class and Instutional Class would have been 1.42% and 1.62%, respectively.

131	SEE NOTES TO FINANCIAL STATEMENTS

June 30, 2023
Notes to Financial Statements (Unaudited)

Impax Funds Series Trust I and Impax Funds Series Trust III

NOTE A—Organization and Summary of Significant Accounting Policies

Organization Impax Funds Series Trust I (“Trust I”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), is an open-end management investment company organized under the laws of the Commonwealth of Massachusetts on May 25, 2006. As of June 30, 2023, Trust I offered ten investment funds: Impax Large Cap Fund (the “Large Cap Fund”), Impax Small Cap Fund (the “Small Cap Fund”), Impax US Sustainable Economy Fund (the “US Sustainable Economy Fund”, Impax Global Sustainable Infrastructure Fund (the “Global Sustainable Infrastructure Fund”, Impax Global Opportunities Fund (the “Global Opportunities Fund”), Impax Global Environmental Markets Fund (the “Global Environmental Markets Fund”), Impax International Sustainable Economy Fund (the “International Sustainable Economy Fund”), Impax Core Bond Fund (the “Core Bond Fund”), Impax High Yield Bond Fund (the “High Yield Bond Fund”), and Impax Sustainable Allocation Fund (the “Sustainable Allocation Fund”).

Impax Funds Series Trust III (“Trust III”) is an open-end management investment company that was organized under the laws of the Commonwealth of Massachusetts on December 4, 2013 and registered under the 1940 Act. Impax Ellevate Global Women’s Leadership Fund (the “Global Women’s Leadership Fund”) is a diversified series of Trust III.

These financial statements relate to all funds (each a “Fund”, collectively, the “Funds”) offered under both Trust I and Trust III (each a “Trust”, collectively, the “Trusts”).

The Large Cap Fund, Global Sustainable Infrastructure Fund, Global Opportunities Fund, Global Women’s Leadership Fund, International Sustainable Economy Fund, Core Bond Fund and Sustainable Allocation Fund each offer two classes of shares—Investor Class shares and Institutional Class shares. The Small Cap Fund, US Sustainable Economy Fund, Global Environmental Markets Fund and High Yield Bond Fund each offer three classes of shares—Investor Class shares, Class A shares and Institutional Class shares. Although all share classes generally have identical voting, dividend and liquidation rights, each class votes separately when required by law. Different share classes pay different distribution amounts to the extent the expenses of such classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense structure and sales charges, as applicable.

132

June 30, 2023

The Funds seek to avoid investing in issuers that their investment adviser has determined are involved in the manufacture or sale of weapons or manufacture of tobacco products or engage in business practices that their investment adviser determines to be sub-standard from an Environmental, Social and Governance (ESG) or sustainability perspective in relation to their industry, sector, asset class or universe peers.

The Large Cap Fund’s investment objective is to seek long-term growth of capital. The Fund seeks to achieve this objective by investing, under normal market conditions, at least 80% of its assets in equity securities (such as common stocks, securities convertible into common or preferred stocks and warrants) of companies that, when purchased, have capitalizations within the range of the Standard & Poor’s 500 Index as measured by market capitalization.

The Small Cap Fund’s investment objective is to seek long-term growth of capital. The Fund seeks to achieve this objective by investing, under normal market conditions, at least 80% of its assets in equity securities (such as common stocks, securities convertible into common or preferred stocks and warrants) of companies that, when purchased, have capitalizations within the range of the Russell 2000 Index as measured by market capitalization.

The US Sustainable Economy Fund’s investment objective is to seek long-term growth of capital. The Fund seeks to achieve this objective by investing, under normal market conditions, at least 80% of its assets in large-capitalization U.S. equity securities.

The Global Sustainable Infrastructure Fund’s investment objective is capital appreciation and income. The Fund seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its assets in equity securities of companies that the Adviser determines derive significant revenues (i.e., at least 20% of revenues) from owning, operating, developing or distributing sustainable infrastructure-related goods, services, or assets.

The Global Opportunities Fund’s investment objective is to seek long-term growth of capital by investing in companies benefiting from the transition to a more sustainable global economy. The Fund seeks to achieve this objective by investing, under normal market conditions, at least 80% of its net assets in companies that its Adviser or Sub-Adviser believe will benefit from the transition to a more sustainable global economy - the shift away from a depletive economy to one that preserves ecological and societal balance for the benefit of future generations. The Fund seeks to invest in companies with durable business models that are well-positioned to benefit from or avoid the risks associated with this transition. Under

133

June 30, 2023
Notes to Financial Statements (Unaudited), continued

normal market conditions, the Global Opportunities Fund will invest primarily in equity securities (such as common stocks, preferred stocks, and securities convertible into common or preferred stocks) of companies located around the world, including at least 40% of its net assets in securities of companies organized or located outside the United States or doing a substantial amount of business outside the United States, including those located in emerging markets.

The Global Environmental Markets Fund’s investment objective is to seek long-term growth of capital by investing in innovative companies around the world whose businesses and technologies focus on environmental markets, including alternative energy and energy management & efficiency; transportation solutions; water infrastructure & technologies; environmental services & resources; resource efficiency & waste management; digital infrastructure; and sustainable food & agriculture. The Fund seeks to achieve this objective by investing, under normal market conditions, at least 80% of its net assets in the foregoing companies and will invest primarily in equity securities (such as common stocks, preferred stocks and securities convertible into common and preferred stocks) of companies located around the world, including at least 40% of its net assets in securities of non-U.S. issuers, including those located in emerging markets.

The Global Women’s Leadership Fund’s investment objective is to seek investment returns that closely correspond to or exceed the price and yield performance, before fees and expenses, of the Impax Global Women’s Leadership Index (the “Women’s Index”), while maintaining risk characteristics that the Adviser believes are generally similar to those of the Women’s Index. The Fund seeks to achieve this objective by investing, under normal market conditions, more than 80% of its total assets in the component securities of the Women’s Index and in American depositary receipts, global depositary receipts and European depositary receipts representing the component securities of the Women’s Index, including at least 40% of its net assets (unless market conditions are not deemed favorable, in which case the Global Women’s Leadership Fund would normally invest at least 30% of its assets) in securities of companies organized or located outside the U.S. or doing a substantial amount of business outside the U.S.

The International Sustainable Economy Fund’s investment objective is to seek long-term growth of capital. The Fund seeks to achieve this objective by investing, under normal circumstances, more than 80% of its assets in large-capitalization equity securities in non-U.S. developed markets, including American Depositary Receipts, Global Depositary Receipts and Euro Depositary Receipts. The Fund may take significant positions in one or more non-U.S. developed markets, including the Asia and Pacific region and the European Union.

134

June 30, 2023

The Core Bond Fund’s investment objective is to seek income and conservation of principal. The Fund seeks to achieve this objective by investing, under normal market conditions, at least 80% of its assets in bonds, which include debt obligations such as mortgage-related securities, securities issued by the United States government or its agencies and instrumentalities, municipal bonds, corporate bonds and high-impact bonds (which provide financing to support solutions to global sustainability challenges) across the spectrum of issuers, each of which is, at the time of purchase, rated at least investment grade (rated BBB- or higher by Standard & Poor’s Ratings Group or Baa3 or higher by Moody’s Investors Service) or unrated and determined by the Adviser to be of comparable quality.

The High Yield Bond Fund’s primary investment objective is to seek high current income. As a secondary investment objective, the High Yield Bond Fund seeks capital appreciation. The Fund seeks to achieve this objective by investing, under normal market conditions, at least 80% of its assets in high-yield, fixed income securities (such as bonds, notes, or debentures) that are rated below BBB- by Standard & Poor’s Ratings Group or below Baa3 by Moody’s Investors Service, similarly rated by another major rating service, or unrated and determined by the High Yield Bond Fund’s investment adviser to be of comparable quality. These fixed income securities are commonly referred to as “junk bonds.”

The Sustainable Allocation Fund’s primary investment objective is to seek income and conservation of principal. As a secondary investment objective, the Fund seeks long-term growth of capital. The Fund uses a team approach to allocate among multiple funds managed by the Adviser (“Underlying Funds”) in order to seek to achieve its investment objectives. The Adviser will allocate the Fund’s assets among Underlying Funds in its sole discretion. The Fund seeks to achieve its investment objectives, under normal market conditions, by investing (indirectly through the use of Underlying Funds) approximately 50%-75% of its assets in equity securities (such as common stocks, preferred stocks and securities convertible into common or preferred stocks) and 25%-50% of its assets in debt securities (including but not limited to debt securities convertible into equity securities).

Under the Trusts’ organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trusts. Additionally, in the normal course of business, the Trusts enter into contracts with service providers that contain general indemnification clauses. The Trusts’ maximum exposure under these arrangements is unknown as this could involve future claims that may be made against the Trusts that have not yet occurred. However, based on experience, the Trusts expect this risk of loss to be remote.

135

June 30, 2023
Notes to Financial Statements (Unaudited), continued

Accounting Estimates The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The Funds apply Investment Company accounting and reporting guidance.

Valuation of Investments For purposes of calculating the net asset value (“NAV”), determined ordinarily as of the close of regular trading (normally 4:00 p.m. Eastern time) (the “NYSE Close”) on the New York Stock Exchange (“NYSE”) on each day that the NYSE is open for trading, the Funds normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. U.S. fixed income and non-U.S. securities are normally priced using data reflecting the earlier closing of the principal markets for those securities, subject to possible fair value adjustments. Information that becomes known to the Funds or their agents after NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or NAV determined earlier that day.

For the purpose of these financial statements, fair values for various types of securities and other instruments are determined on the basis of closing prices or last sales prices on an exchange or other market, or based on quotes or other market information obtained from quotation reporting systems, established market makers or pricing services. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair value.

Investments denominated in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar.

If market quotations are not readily available (including in cases when available market quotations are deemed to be unreliable), the Funds’ investments will be valued as determined in good faith pursuant to policies and procedures approved by the Boards of Trustees of the Trusts (the “Boards” or “Boards of Trustees”) (so called “fair value pricing”). Fair value pricing may require subjective determinations about the value of a security or other asset, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. Also, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets held

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by a Fund. The Boards have designated the Adviser, through its Best Execution and Valuation Committee, to manage and implement the day-to-day valuation of the Funds’ portfolio investments, in accordance with policies and procedures approved by the Boards. In addition, pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser, through its Best Execution and Valuation Committee, as the “valuation designee” to make fair value determinations for all of the Funds’ investments for which market quotations are not readily available.

The Funds may determine that market quotations are not readily available due to events relating to a single issuer (e.g., corporate actions or announcements) or events relating to multiple issuers (e.g., governmental actions or natural disasters). The Funds may determine the fair value of investments based on information provided by pricing services and other third-party vendors, which may recommend fair value prices or adjustments with reference to other securities, indices or assets. In considering whether fair value pricing is required and in determining fair values, the Funds may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and the usual time of valuation. On June 30, 2023, four securities were fair valued in good faith pursuant to policies and procedures approved by the Boards of Trustees. The Core Bond Fund held two securities fair valued at $454,521, representing 0.05% of the Fund’s net asset value and the High Yield Bond Fund held two securities fair valued at $671,055, representing 0.12% of the Fund’s net asset value.

For those Funds that invest in non-U.S. securities, investors should be aware that many securities markets and exchanges outside the U.S. close prior to the close of the NYSE, and the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. As a result, the Funds’ fair value pricing procedures require the Funds to consider changes in the fair value of non-U.S. securities between the time of the closing of the local market’s exchange and the close of the NYSE. Generally, if there has been a movement in the U.S. market that exceeds a specified threshold, the Funds will assess whether the closing price on the local exchange is still appropriate. Although the threshold may be revised from time to time and the number of days on which fair value prices will be used will depend on market activity, it is possible that fair value prices will be used by the Funds to a significant extent. The value determined for an investment using the Funds’ fair value pricing procedures may differ from recent market prices for the investment.

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Notes to Financial Statements (Unaudited), continued

Fair Value Measurements Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction between market participants. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

●	Level 1 – unadjusted quoted prices in active markets for identical investments

●	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a general summary of valuation inputs and classifications for different categories of securities.

Equity Securities Equity securities, including common stocks, preferred stocks and exchange-traded funds, for which market quotations are readily available, are generally categorized as Level 1 in the hierarchy. Non-U.S. equity securities may also be valued at official close, or may be valued based on the fair value pricing procedures noted above. When third-party fair value pricing of foreign securities methods are applied, they are generally categorized as Level 2. To the extent that inputs for equity securities are unobservable, values are categorized as Level 3 in the hierarchy.

Fixed Income Securities Fixed income securities, including Corporate Bonds (both investment-grade and high-yield), U.S. Treasury Obligations, Government Bonds, Mortgage-Backed and Asset-Backed Securities, Bank Loans and Municipal Bonds, are valued at evaluated prices received from independent pricing services, which are evaluated using various inputs and techniques which may include trade activity, broker-dealer quotes, yield curves, coupon rates, default rates, cash flows,

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models and other inputs, and are generally categorized as Level 2 in the hierarchy. To the extent that inputs for fixed income securities are unobservable, values are categorized as Level 3 in the hierarchy.

Affiliated and Unaffiliated Investment Companies Investments in mutual funds are valued at the Funds’ closing net asset value and are generally categorized as Level 1.

Short-term Investments Short-term securities, including repurchase agreements, with remaining maturities of 60 days or less, which are valued at amortized cost, are generally categorized as Level 2 in the hierarchy.

The following is a summary of the inputs used to value the Funds’ net assets as of June 30, 2023:

	Level 1	Level 2	Level 3*	Totals
Large Cap
Common Stocks	$1,408,582,155	$—	$—	$1,408,582,155
Cash Equivalents	16,752,489	—	—	16,752,489
Total	$1,425,334,644	$—	$—	$1,425,334,644
Small Cap
Common Stocks	$626,526,934	$—	$—	$626,526,934
Cash Equivalents	29,255,881	—	—	29,255,881
Total	$655,782,815	$—	$—	$655,782,815
US Sustainable Economy
Common Stocks	$275,672,299	$—	$—	$275,672,299
Cash Equivalents	2,507,784	—	—	2,507,784
Total	$278,180,083	$—	$—	$278,180,083
Global Sustainable Infrastructure
Common Stocks	$60,384,941	$50,497,103	$—	$110,882,044
Closed-End Funds	—	578,588	—	578,588
Cash Equivalents	2,304,439	—	—	2,304,439
Total	$62,689,380	$51,075,691	$—	$113,765,071
Global Opportunities
Common Stocks	$69,445,663	$50,641,780	$—	$120,087,443
Preferred Stocks	—	2,706,536	—	2,706,536
Cash Equivalents	1,867,798	—	—	1,867,798
Total	$71,313,461	$53,348,316	$—	$124,661,777
Global Environmental Markets
Common Stocks	$1,533,280,275	$865,158,539	$—	$2,398,438,814
Cash Equivalents	25,309,397	—	—	25,309,397
Total	$1,558,589,672	$865,158,539	$—	$2,423,748,211

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Notes to Financial Statements (Unaudited), continued

	Level 1	Level 2	Level 3*	Totals
Global Women’s Leadership
Common Stocks	$562,066,104	$245,551,809	$—	$807,617,913
Preferred Stocks	—	322,064	—	322,064
Cash Equivalents	5,532,619	—	—	5,532,619
Total	$567,598,723	$245,873,873	$—	$813,472,596
International Sustainable Economy
Common Stocks	$—	$1,037,882,456	$—	$1,037,882,456
Preferred Stocks	—	16,873,648	—	16,873,648
Cash Equivalents	18,537,087	—	—	18,537,087
Total	$18,537,087	$1,054,756,104	$—	$1,073,293,191
Core Bond
Community Investment Notes	$—	$238,525	$454,521	$693,046
Corporate Bonds	—	317,200,847	—	317,200,847
U.S. Gov’t Agency Bonds	—	10,349,590	—	10,349,590
Government Bonds	—	6,353,512	—	6,353,512
Supranational Bonds	—	91,596,308	—	91,596,308
Municipal Bonds	—	14,756,295	—	14,756,295
U.S. Treasury Notes	—	145,522,236	—	145,522,236
Asset-Backed Securities	—	45,550,388	—	45,550,388
Mortgage-Backed Securities	—	214,929,685	—	214,929,685
Cash Equivalents	67,694,260			67,694,260
Total	$67,694,260	$846,497,386	$454,521	$914,646,167
High Yield Bond
Community Investment Notes	$—	$238,525	$671,055	$909,580
Common Stocks	1,248,627	—	—	1,248,627
Corporate Bonds	—	527,438,040	—	527,438,040
Loans	—	18,946,746	—	18,946,746
Medium Term Certificates of Deposit	—	500,000	—	500,000
Cash Equivalents	13,633,093			13,633,093
Total	$14,881,720	$547,123,311	$671,055	$562,676,086
Sustainable Allocation
Affiliated Investment Companies	$2,243,436,819	$—	$—	$2,243,436,819
Cash Equivalents	16,602,477	—	—	16,602,477
Total	$2,260,039,296	$—	$—	$2,260,039,296

*	Table includes securities valued at zero.

See Schedules of Investments for additional detailed industry classifications.

Significant unobservable inputs were used by two Funds for Level 3 fair value measurements. The Core Bond Fund and High Yield Bond Fund each hold a position in the same promissory note and community investment note, which are both valued at par.

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Investment Transactions Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses from the sale or disposition of securities are determined on the identified cost basis, which is also used for federal income tax purposes. Corporate actions (including cash dividends) are recorded net of foreign tax withholdings.

Investment Income Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion of discount and amortization of premiums, if any. The value of additional securities received as dividend payments is recorded as income and as an increase to the cost basis of such securities. The Funds amortize purchase price premium and accrete discount on bonds, if any, over the remaining life of the bonds using the effective interest method of amortization; for callable bonds, the premium amortization period is to the earliest call date.

Distributions to Shareholders Distributions to shareholders are recorded by each of the Funds on the ex-dividend dates. The Funds (except Core Bond Fund and High Yield Bond Fund) expect to pay dividends of net investment income, if any, semiannually and to make distributions of capital gains, if any, at least annually.

The Core Bond Fund and High Yield Bond Fund expect to pay dividends of net investment income, if any, monthly and to make distributions of capital gains, if any, at least annually. A shareholder begins earning dividends on the Core Bond Fund and High Yield Bond Fund shares the day after the Funds receive his or her purchase payment. Income and capital gains distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

Class Accounting Expenses directly attributable to a class of shares, such as 12b-1 distribution fees, are charged to that class. Each Fund has adopted a 12b-1 plan, applicable to certain classes of each of the Funds. Expenses of the Funds that are directly identifiable to a specific Fund, such as transfer agent fees, custody fees and registration fees, are applied to that Fund. Expenses that are not readily identifiable to a specific Fund, such as printing expense, Trustees’ fees and legal fees, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds. Investment income, realized and unrealized gains and losses are allocated based upon the relative daily net assets of each class of shares.

Federal Income Taxes Each of the Funds has elected to be treated and intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. If a Fund so qualifies and satisfies

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Notes to Financial Statements (Unaudited), continued

certain distribution requirements, such Fund will ordinarily not be subject to federal income tax on its net investment income (which includes short-term capital gains) and net capital gains that it distributes to shareholders. Each Fund expects to distribute all or substantially all its income and gains to shareholders every year. Therefore, no federal income or excise tax provision is required. The Funds are treated as separate entities for federal income tax purposes.

Foreign Currency Transactions The accounting records of the Funds are maintained in U.S. dollars. In addition, purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses occurring during the holding period of investment securities are a component of realized gain (loss) on investment transactions and unrealized appreciation (depreciation) on investments, respectively.

Non-U.S. Securities Non-U.S. markets can be significantly more volatile than domestic markets, causing the prices of some Fund investments to fluctuate significantly, rapidly, and unpredictably. Non-U.S. securities may be less liquid than domestic securities; consequently, a Fund may at times be unable to sell non-U.S. securities at desirable times or prices. Other risks related to non-U.S. securities include delays in the settlement of transactions; less publicly available information about issuers; different reporting, accounting and auditing standards; the effect of political, social, diplomatic or economic events; seizure, expropriation or nationalization of the issuer or its assets; fluctuation in foreign currency exchange rates and the possible imposition of currency exchange controls. If a Fund invests substantially in securities of non-U.S. issuers tied economically to a particular country or geographic region, it will be subject to the risks associated with such country or geographic region to a greater extent than a fund that is more diversified across countries or geographic regions.

Securities Lending The Funds may lend their securities pursuant to a securities lending agreement (Lending Agreement) with State Street Bank and Trust Company. Initial security loans made pursuant to the Lending Agreement are required to be secured by collateral not less than the percentage specified in the agreement, ranging from 102% to 105%, depending on the types of securities. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a registered Rule 2a-7 money market fund. Borrowers may also pledge non-cash collateral within the guidelines for acceptable forms of non-cash collateral approved by the Boards of Trustees. On June 30, 2023, non-cash collateral consisted of U.S. Treasuries, short-term U.S. Government agency obligations and sovereign debt.

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The Funds have the right under the Lending Agreement to recover the securities from the borrower on demand. The primary risk associated with securities lending is if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons. The Funds could experience delays and costs in recovering securities loaned or in gaining access to the collateral. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Funds, or at the discretion of the lending agent, replace the loaned securities.

A portion of the income generated upon investment of the collateral is remitted to the borrower and the remainder is allocated between the Funds and the lending agent. The Funds record security lending income net of such allocation. The Funds continue to receive dividends on the securities loaned, which are accounted for in the same manner as other dividend and interest income.

As of June 30, 2023, the value of securities loaned, payable for collateral due to brokers and non-cash collateral pledged by brokers were as follows:

Fund	Market Value of Securities Loaned	Payable on Collateral Due to Broker	Non-Cash Collateral Value *	Over (Under) Collateralized
Large Cap	$15,350,531	$—	$15,683,410	$332,878
Small Cap	21,578,420	—	22,068,251	489,831
US Sustainable Economy	415,744	—	428,129	12,385
Global Sustainable Infrastructure	2,873,951	1,183,017	1,790,752	99,818
Global Women’s Leadership	94,219	—	97,637	3,418
International Sustainable Economy	18,135,737	12,473,864	6,659,559	997,685
Core Bond	75,063,139	57,817,010	18,353,195	1,107,066

*	Non-cash collateral is not included in the financial statements.

For the Large Cap, Small Cap Fund, US Sustainable Economy Fund, Global Sustainable Infrastructure Fund, Global Women’s Leadership Fund and International Sustainable Economy Fund all of the securities on loan at June 30, 2023 are classified as Common Stocks in each Fund’s Schedule of Investments. For the Core Bond Fund all of the securities on loan on June 30, 2023 are classified as U.S. Treasury Notes on the Fund’s Schedule of Investments.

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Notes to Financial Statements (Unaudited), continued

NOTE B—Investment Advisory Fee and Transactions with Affiliated and Other Parties

Each of Trust I and Trust III have entered into an Investment Advisory Contract (the “Management Contract”) with Impax Asset Management LLC (“IAM”) (the “Adviser”). Pursuant to the terms of the Management Contract, the Adviser, subject to the supervision of the Boards of Trustees of the Trusts, is responsible for managing the assets of the Funds in accordance with the Funds’ investment objectives, investment programs and policies.

Pursuant to the Management Contract, the Adviser has contracted to furnish the Funds continuously with an investment program, determining what investments to purchase, sell and exchange for the Funds and what assets to hold uninvested. The Adviser also has contracted to provide office space and certain management and administrative facilities for the Funds. In return for such services, the Funds pay an advisory fee to the Adviser at the following annual rates (expressed as a percentage of the average daily net assets of such Fund):

Fund	Annual Rate
Large Cap[1]	0.65%
Small Cap	0.75%
US Sustainable Economy[2]	0.45%*
Global Sustainable Infrastructure[3]	0.55%*
Global Opportunities	0.80%
Global Environmental Markets[4]	0.75%
Global Women’s Leadership[5]	0.52%*
International Sustainable Economy[6]	0.47%*
Core Bond	0.40%
High Yield Bond	0.50%
Sustainable Allocation	0.05%*

*

The management fee is a unified fee that includes all of the operating costs and expenses of the Fund (other than taxes, charges of governmental agencies, interest, brokerage commissions incurred in connection with portfolio transactions, distribution and/or service fees payable under a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, acquired fund fees and expenses and extraordinary expenses), including accounting expenses, administrator, transfer agent, custodian fees, legal fees and other expenses.

[1]

Effective November 15, 2022, the management fee is 0.65% based on average net assets up to $2 billion; 0.62% for assets of $2 billion to $3 billion; 0.58% for assets of $3 billion to $4 billion; and 0.55% for assets over $4 billion.

[2]

Management contractually agreed to waive a portion of its management fee. This fee waiver may not be amended or terminated without the approval of the Fund’s Board of Trustees before May 1, 2024. The gross management fee (before waiver) is 0.65% based on average net assets up to $225 million; 0.55% for assets of $225 million to $375 million; 0.50% for assets of $375 million to $500 million; and 0.45% for assets over $500 million.

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[3]

Management contractually agreed to waive a portion of its management fee. This fee waiver may not be amended or terminated without the approval of the Fund’s Board of Trustees before May 1, 2024. The gross management fee (before waiver) is 0.65% based on average net assets up to $150 million; 0.55% for assets of $150 million to $375 million; 0.50% for assets of $375 million to $500 million; and 0.45% for assets over $500 million.

[4]

The management fee is 0.80% based on average net assets up to $1 billion; 0.75% for assets of $1 billion to $1.5 billion; 0.70% for assets of $1.5 billion to $2 billion; 0.65% for assets of $2 billion to $3 billion; and 0.60% for assets over $3 billion.

[5]	The management fee is 0.55% based on average net assets up to $375 million; 0.50% for assets of $375 million to $750 million; and 0.45% for assets over $750 million.

[6]	The management fee is 0.48% based on average net assets up to $600 million; 0.45% for assets of $600 million to $750 million; and 0.40% for assets over $750 million.

For the period ended June 30, 2023, the Funds incurred the following advisory fees:

Fund	Amount
Large Cap	$4,522,614
Small Cap	2,296,171
US Sustainable Economy	827,203
Global Sustainable Infrastructure	356,645
Global Opportunities	461,832
Global Environmental Markets	8,710,454
Global Women’s Leadership	2,076,245
International Sustainable Economy	2,198,143
Core Bond	1,635,146
High Yield Bond	1,475,630
Sustainable Allocation	551,045

The Adviser has contractually agreed to reimburse the Funds or limit expenses of the Funds to the extent that each Fund’s respective expenses exceed, on an annual basis, the following percentages of average daily net assets:

	Expense Caps
Fund	Individual Investor	Class A	Institutional
US Sustainable Economy [1,2]	0.70%	0.70%	0.45%
Global Sustainable Infrastructure [1,2]	0.80%		0.55%
Global Opportunities [3]	1.23%		0.98%
Global Women’s Leadership [1]	0.80%		0.55%
International Sustainable Economy [1]	0.73%		0.48%
Sustainable Allocation [1]	0.30%		0.05%

[1]

Expense caps for funds represent their respective unified management fees plus distribution and/or service fees payable under a plan pursuant to Rule 12b-1, as applicable to particular classes of shares.

[2]	The Adviser has contractually agreed to waive a portion of its management fee. This fee waiver may not be amended or terminated without the approval of the Funds’ Board of Trustees before May 1, 2024.

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Notes to Financial Statements (Unaudited), continued

[3]

The Adviser has contractually agreed to reimburse expenses (other than interest, commissions, taxes, extraordinary expenses and acquired fund fees and expenses, if any) to the extent that they exceed the expense caps indicated. The reimbursement arrangement may not be amended or terminated without the approval of the Funds’ Board of Trustees before May 1, 2024.

Such expenses include (i) management and distribution fees; (ii) the fees of affiliated and unaffiliated Trustees; (iii) the fees of the Funds’ custodian and transfer agent; (iv) the fees of the Funds’ legal counsel and independent registered public accounting firm; (v) the reimbursement of organizational expenses; and (vi) expenses related to shareholder communications including all expenses of shareholders’ and Boards of Trustees’ meetings and of preparing, printing and mailing reports, proxy statements and prospectuses to shareholders.

For the period ended June 30, 2023, the dollar amounts of expense reimbursements were as follows:

	Total Expenses Reimbursed by Adviser
Fund	Individual Investor	Institutional
Global Opportunities	$3,092	$56,369

In addition, the Adviser waived $241,690 and $54,868 of its management fee from the US Sustainable Economy Fund and Global Sustainable Infrastructure Fund, respectively.

Pursuant to a sub-advisory agreement, Impax Asset Management Ltd. (the “Sub-Adviser”) assists in the management of the Global Environmental Markets Fund’s and Global Opportunities Fund’s portfolios of securities. The Sub-Adviser makes decisions with respect to the purchase and sale of investments, subject to the general control of the Board of the Fund and the determination of IAM that the contemplated investments satisfy the sustainable investing criteria applied to the Funds. As compensation for its sub advisory services, the Sub-Adviser receives a fee from the Adviser, computed separately for the applicable Fund, stated as an annual percentage of the Fund’s net assets.

The Trusts have adopted a plan (“Plan”) pursuant to Rule 12b-1 under the 1940 Act that allows the Funds to pay distribution fees for the sale and distribution of certain shares as described below and for personal services rendered to the Fund shareholders in connection with the maintenance of shareholder accounts. Under the Plan, each Fund will pay its Distributor a distribution fee equal to 0.25% of the annual average daily net assets attributable to the Investor Class shares and Class A shares. The Distributor may pay all or any portion of the distribution fee to securities dealers or other organizations (including, but not limited to, any affiliate of the Distributor) as commissions, asset-based sales charges or other

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compensation with respect to the sale of indicated shares of such Fund, or for providing personal services to investors in the indicated shares of such Fund and/or the maintenance of shareholder accounts, and may retain all or any portion of the distribution fee as compensation for the Distributor’s services as principal underwriter of the indicated shares of such Fund.

Several individuals who are officers and/or Trustees of the Trusts are also employees of the Adviser.

NOTE C—Investment Information

Purchases and proceeds from sales of investments for the Funds for the period ended June 30, 2023 were as follows:

	Purchases		Sales
Fund	Investments[1]	U.S. Gov’t Bonds	Investments[1]	U.S. Gov’t Bonds
Large Cap	$315,350,812	$—	$390,480,511	$—
Small Cap	150,452,201	—	159,151,519	—
US Sustainable Economy	36,705,245	—	41,406,620	—
Global Infrastructure	19,961,427	—	20,413,527	—
Global Opportunities	20,810,931	—	14,073,258	—
Global Environmental Markets	283,724,345	—	314,145,885	—
Global Women’s Leadership	111,504,176	—	137,863,683	—
International Sustainable Economy	485,886,494	—	337,765,311	—
Core Bond	118,250,647	293,564,457	98,563,748	250,303,094
High Yield	88,669,476	—	110,812,268	—
Sustainable Allocation	78,444,972	—	69,000,000	—

[1]	Excluding short-term investments and U.S. Government bonds.

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Notes to Financial Statements (Unaudited), continued

For federal income tax purposes, the identified cost of investments owned at June 30, 2023 as well as the gross unrealized appreciation (depreciation) of investments and resulting net unrealized appreciation (depreciation) as of June 30, 2023 were as follows for the Funds:

Fund	Identified cost of investments for Federal income tax basis	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Large Cap	$1,043,974,765	$431,879,623	50,519,744	$381,359,879
Small Cap	610,522,739	111,956,711	66,696,635	45,260,076
US Sustainable Economy	183,756,154	102,945,414	8,521,485	94,423,929
Global Sustainable Infrastructure	111,554,055	12,657,733	10,446,717	2,211,016
Global Opportunities	100,090,338	26,937,919	2,366,480	24,571,439
Global Environmental Markets	1,922,302,579	580,556,917	79,111,285	501,445,632
Global Women’s Leadership	671,792,521	172,820,751	31,140,676	141,680,075
International Sustainable Economy	968,224,282	141,562,668	36,493,759	105,068,909
Core Bond	982,263,038	2,095,326	69,712,197	(67,616,871)
High Yield	630,236,676	1,647,186	69,207,776	(67,560,590)
Sustainable Allocation	2,081,334,289	299,991,463	121,286,456	178,705,007

On June 30, 2023 the Small Cap Fund, Global Sustainable Infrastructure Fund, Global Opportunities Fund, Global Environmental Markets Fund, Global Women’s Leadership Fund and International Sustainable Economy Fund had unrealized foreign currency gains (losses) of $(136); $1,136; $(16,495); $(77,666); $(15,642); and $(68,124), respectively.

Netting Agreements During the ordinary course of business, the Funds may enter into transactions subject to enforceable netting agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows a Fund to offset any exposure to a specific counterparty with any collateral received or delivered to that counterparty based on the terms of the agreement. Generally, a Fund manages its cash collateral and securities collateral on a counterparty basis. As of June 30, 2023, there is no collateral held at the counterparty that would be offset by a master netting agreement that the Funds have with the counterparty. The Funds did not hold any derivative instruments as of June 30, 2023.

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Affiliated Investments The term “affiliated company” includes other investment companies that are managed by a Fund’s Adviser. At June 30, 2023, the Sustainable Allocation Fund held the following investments in affiliated Funds:

Fund	Shares Held at 12/31/22	Gross Additions	Gross Reductions	Shares Held at 06/30/23
Sustainable Allocation
Large Cap	75,268,533	311,912	5,515,086	70,065,359
Small Cap	4,176,980	1,464,715	—	5,641,695
Global Sustainable Infrastructure	7,971,319	105,484	—	8,076,803
Global Opportunities	4,082,111	13,285	—	4,095,396
Global Environmental Markets	2,635,835	20,868	—	2,656,703
Global Women’s Leadership	2,057,973	37,627	—	2,095,600
International Sustainable Economy	11,578,384	203,421	—	11,781,805
Core Bond	85,316,699	5,110,476	—	90,427,175
High Yield	16,220,310	472,373	—	16,692,682

Fund	Value at 12/31/22	Dividend Income	Realized Gains/ Losses[1]	Net change in Unrealized Appreciation/ Depreciation	Value at 06/30/23
Sustainable Allocation
Large Cap	$870,104,236	$3,926,967	$1,166,137	$93,441,875	$899,639,215
Small Cap	59,689,044	—	—	5,457,233	87,446,277
Global Sustainable Infrastructure	68,314,199	947,248	—	4,479,761	73,741,208
Global Opportunities	56,129,027	201,273	—	6,820,712	63,151,012
Global Environmental Markets	51,609,644	444,489	—	5,649,451	57,703,584
Global Women’s Leadership	56,491,351	1,113,007	—	4,886,426	62,490,785
International Sustainable Economy	99,689,886	1,922,324	—	10,668,387	112,280,597
Core Bond	740,548,945	11,347,340	—	4,937,226	790,333,511
High Yield	92,617,968	2,742,324	—	1,290,339	96,650,630
Total	$2,095,194,300	$22,644,972	$1,166,137	$137,631,410	$2,243,436,819

[1]	Includes realized capital gain distributions from an affiliated fund, if any.

The Funds are permitted to purchase and sell securities (“cross-trade”) from and to other Funds within the Trusts or other accounts managed by the Adviser pursuant to “Cross-Trading” Procedures adopted by the Trusts’ Boards of Trustees. These procedures have been designed to ensure that any cross-trade of securities by the respective Fund from or to another Fund or account that is or could be considered an affiliate of the Fund under certain limited circumstances by virtue of having a common investment adviser complies with Rule 17a-7 of the 1940 Act. Further, as

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Notes to Financial Statements (Unaudited), continued

defined under these procedures, each cross-trade is effected at the current market price to save costs where allowed. The Funds did not engage in cross trades during the period ended June 30, 2023.

Restricted and Illiquid Securities The Funds may purchase certain restricted securities and limited amounts of illiquid securities. The Funds may invest in securities exempt from registration under Rule 144A of the Securities Act of 1933 (“the Act”) which are restricted from sale to the public and may only be sold to a qualified institutional buyer. The Funds do not have the right to demand that such securities be registered. The value of such securities is determined by valuations supplied by a pricing service or, if not available, in good faith pursuant to policies and procedures approved by the Boards. On June 30, 2023, the Core Bond Fund held $116,323,129 or 13.54% of net assets and the High Yield Bond Fund held $421,682,087 or 72.73% of net assets in securities exempt from registration under Rule 144A of the Act.

On June 30, 2023 the Core Bond Fund held $5,399,621 of illiquid securities representing 0.63% of net assets and High Yield Bond Fund held $1,582,830 of illiquid securities, representing 0.27% of net assets. The Fund will classify as “illiquid” all securities that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. Illiquid investments may include restricted securities, repurchase agreements that mature in more than seven days or that have a notice or demand feature more than seven days, certain over-the-counter option contracts and participation interests in loans. Because illiquid securities trade less frequently and in smaller volume than liquid securities, the Fund may experience difficulty in closing out positions at prevailing market prices.

Security	Acquisition Date Range	Cost	Market Value
Core Bond
Calvert Impact Capital, Inc., 3.000%, 03/14/25	03/13/20 - 03/13/20	$1,000,000	$999,000
Capital Impact Partners, 5.750%, 06/15/24	06/20/23 - 06/20/23	500,000	499,863
Capital Impact Partners, 2.300%, 10/15/24	10/21/19 - 10/21/19	500,000	478,751
CEI Investment Note, 2.000%, 10/31/23	11/03/20 - 10/01/22	304,521	304,521
Envest Microfinance Fund, LLC, 4.380%, 10/25/23	10/25/22 - 10/25/22	150,000	150,000
Envest Microfinance Fund, LLC, 4.000%, 04/20/26	04/20/22 - 04/20/22	250,000	238,525
Local Initiatives Support Corp., 1.000%, 11/15/25	11/23/20 - 11/23/20	1,000,000	882,581
Tesla Energy Operations, Inc., 4.700%, 05/29/25	05/26/15 - 05/26/15	1,995,065	1,846,380

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Security	Acquisition Date Range	Cost	Market Value
High Yield Bond
CEI Investment Note, 2.000%, 09/30/23	09/01/20 - 09/30/22	$521,055	$521,055
Digicel, Ltd., 6.750%, 03/01/23	10/25/21 - 10/25/21	900,000	173,250
Envest Microfinance Fund, LLC, 4.380%, 10/25/23	10/25/22 - 10/25/22	150,000	150,000
Envest Microfinance Fund, LLC, 4.000%, 04/20/26	04/20/22 - 04/20/22	250,000	238,525
Shared Interest, Inc., 0.550%, 09/30/24	09/30/21 - 09/30/21	500,000	500,000

NOTE D—Tax Information

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations, which may differ from GAAP. In addition to permanent differences previously noted, temporary differences may arise from recognition of certain items of income, expense, gain or loss in different periods for financial reporting and tax purposes. Such differences will reverse at some time in the future. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. For tax purposes, short-term capital gains are considered ordinary income.

The tax character of distributions paid during 2023 and 2022 was as follows:

	Distributions paid in 2023		Distributions paid in 2022
Fund	Ordinary income	Long-term capital gains	Ordinary income	Tax return of capital	Long-term capital gains
Large Cap	$6,143,960	$—	$20,762,518	$—	$20,547,403
Small Cap	—	—	2,438,717	—	12,315,208
US Sustainable Economy	1,401,814	—	3,602,628	555,114	13,838,198
Global Sustainable Infrastructure	1,451,070	—	2,682,896	—	—
Global Opportunities	393,907	—	601,915	—	1,218,713
Global Environmental Markets	18,563,254	—	8,106,782	—	6,340,323
Global Women’s Leadership	14,521,163	—	7,633,503	—	17,044,507
International Sustainable Economy	18,259,724	—	20,242,591	—	—
Core Bond	12,285,438	—	18,413,374	—	—
High Yield Bond	16,936,280	—	31,438,803	—	—
Sustainable Allocation	32,554,420	—	70,922,055	—	58,062,019

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Notes to Financial Statements (Unaudited), continued

As of June 30, 2023, for federal income tax purposes, the following Funds had capital loss carryforwards available to offset future gains, if any, to the extent provided by the Treasury regulations:

	No Expiration
Fund	Short-term	Long-term
Global Sustainable Infrastructure	$2,563,501	$3,409,691
Global Opportunities	1,968,815	2,368,193
Global Environmental Markets	49,794,234	26,415,908
Global Women’s Leadership	28,059,690	—
International Sustainable Economy	21,519,947	20,693,135
Core Bond	26,328,461	4,621,510
High Yield Bond	31,639,596	50,069,892

The Small Cap Fund elected to defer $11,709,293 of capital losses recognized between November 1, 2022 and December 31, 2022 for the Funds’ fiscal year ending December 2022. In addition, the Small Cap Fund and International Sustainable Economy Fund incurred late-year ordinary losses of $6,703 and $300,760, respectively. These losses are treated for federal income tax purposes as if they had occurred on January 1, 2023.

Uncertain Tax Positions Management has analyzed the Funds’ tax positions taken for all open tax years which remain subject to examination by the Funds’ major tax jurisdictions (years 2019 through 2022). The Funds recognize interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. Management has concluded that, as of and during the period ended June 30, 2023, no provision for federal income tax is necessary and, therefore, the Funds did not have a liability for any unrecognized tax expenses.

Note E – Subsequent Events

The Company evaluated all subsequent events for potential recognition or disclosure in these financial statements through August 14, 2023, the date the financial statements were available to be issued. No subsequent events were identified.

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Proxy Voting (Unaudited)

You may obtain a description of the Funds’ policies and procedures that the Funds use to determine how to vote proxies relating to their portfolio securities, without charge, upon request by contacting the Funds at 800.767.1729 or on the SEC’s website at www.sec.gov.

The information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by telephoning Impax (toll-free) at 800.767.1729 or visiting Impax’s website at www.impaxam.com and will be available without charge by visiting the SEC’s website at www.sec.gov.

Portfolio Holdings (Unaudited)

Each Fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year (or as an exhibit to its reports Form N-PORT). Each Fund’s Forms N-PORT are available on the SEC’s web site at www.sec.gov.

Liquidity Risk Management Program (Unaudited)

The Funds have adopted a liquidity risk management program pursuant to Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Program”). The Funds’ Boards have designated a committee consisting of several advisory personnel as the administrator of the Program. The Program’s principal objectives are to support the Funds’ compliance with limits on investments in illiquid assets and to mitigate the risk that a Fund is unable to meet its redemption obligations in a timely manner. In this regard, the Program includes a number of elements that support the management or assessment of liquidity risk, including an assessment of factors that influence a Fund’s liquidity and the periodic classification and, as determined necessary, re-classification of a Fund’s investments into buckets that reflect their relative liquidity under current market conditions. The Funds’ Boards reviewed a written report from the administrator on March 8, 2023, addressing the Program’s operation, adequacy, and effectiveness (the “Report”). From January 1, 2022 through December 31, 2022, the period covered by the Report, the Program supported each Fund’s ability to honor redemption requests timely and the Adviser’s management of each Fund’s liquidity risk profile, including during any periods of market volatility and net redemptions. There can be no assurance

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that the Program will achieve its objectives under all circumstances in the future. Please refer to your Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other risks to which it may be subject.

Board Approval of Advisory and Sub-Advisory Agreements (Unaudited)

Review Process. The 1940 Act requires that the Trustees of the Trusts request and evaluate, and that the Adviser furnish, such information as may reasonably be necessary for the Trustees of the Trusts to evaluate the terms of the relevant Trust’s Management Contracts. Similarly, the 1940 Act requires that the Trustees request and evaluate, and that Impax Asset Management Ltd. (the “Subadviser”) furnish, such information as may reasonably be necessary for the Trustees to evaluate the terms of its subadvisory contract (the “Subadvisory Contract”) between the Adviser and the Subadviser. The Trustees who are not “interested persons” (as defined in Section 2(a)(19) of the 1940 Act) of the Trusts (the “Independent Trustees”) met in March, May and June of 2023 for the purpose of considering the Management Contracts and the Subadvisory Contract (the “contract review meetings”). In addition, the Trustees of each Trust consider matters bearing on the relevant Trust and its investment management and other arrangements at their regular meetings throughout the year, including reviews of investment results and performance data at each regular meeting and periodic presentations from the Adviser and the Subadviser.

During the course of the contract review meetings, the Trustees met and discussed the Management Contracts and the Subadvisory Contract with representatives of the Adviser. The Independent Trustees were assisted in their evaluation of the Management Contracts and the Subadvisory Contract by independent legal counsel, from whom they received assistance and advice, including a written memorandum regarding the legal standards applicable to the consideration of advisory arrangements, and with whom they met separately from management. The Independent Trustees requested additional information, to which management responded.

In their deliberations, the Trustees did not identify any particular information that was all-important or controlling. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, or given different weights to various factors in reaching their unanimous conclusion. The Trustees’ conclusions were based, in part, on their consideration of these arrangements during the course of the year and in prior years. The Trustees

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evaluated the information available to them on a Fund-by-Fund basis, and their determinations were made separately in respect of each Fund; however, they also took into account the common interests of all the Funds in their review.

Nature, Extent, and Quality of Services. In considering the Management Contracts and the Subadvisory Contract, the Trustees, including the Independent Trustees, evaluated the nature, extent, and quality of the advisory services provided to each Trust by the Adviser and, with respect to the Global Opportunities and the Global Environmental Markets Funds, the Subadviser. They considered the terms of the relevant Management Contract and the Subadvisory Contract, as applicable, and received and considered information provided by management that described, among other matters:

●	the nature and scope of the advisory services provided to the Funds and information regarding the experience, qualifications, and adequacy of the personnel providing those services;

●	the investment program used by the Adviser and the Subadviser to manage the Funds;

●	possible conflicts of interest and fall-out benefits;

●	brokerage practices;

●	the compliance functions of the Adviser and the Subadviser; and

●	financial results, assets under management, and other information relating to the financial resources of the Adviser.

In addition to considering the Funds’ investment performance (see below), the Trustees of each Trust considered, among other matters, the general oversight of the Funds by the Adviser. They took into account information concerning the investment philosophies and processes used by the Adviser and the Subadviser in managing the Funds as well as their in-house investment and sustainable research capabilities. They also considered various investment resources available to the Adviser and the Subadviser, including research services acquired with “soft dollars” available to the Adviser and the Subadviser as a result of securities transactions effected for the Large Cap and Small Cap Funds.

The Trustees considered, among other matters, that the Adviser provides the Trusts with office space and personnel, and provides oversight and coordination of the services provided by the Funds’ third-party service providers. These services include accounting, bookkeeping, tax, legal, audit, custody and transfer agency services,

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and preparation of prospectuses, shareholder reports and other regulatory filings. The Trustees also considered recent changes in the scope of services overseen by the Adviser, including certain tax and accounting services, which previously had been voluntarily provided directly by the Adviser. They considered the Adviser’s compliance and operational functions, as well as the resources being devoted by the Adviser to such functions.

The Trustees concluded, within the context of their overall conclusions regarding the Management Contracts and the Subadvisory Contract, that the scope of the services provided to each Fund under the relevant Management Contract, and to each of the Global Opportunities and Global Environmental Markets Funds by the Subadviser, was consistent with such Fund’s operational requirements; that the Adviser has the capabilities, resources, and personnel necessary to provide the advisory services currently required by each Fund; and that, overall, the nature, extent, and quality of the services provided by the Adviser and the Subadviser were sufficient to warrant approval of the Management Contracts and the Subadvisory Contract.

Fund Performance. In connection with the contract review meetings, the Trustees, including the Independent Trustees, reviewed information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”) regarding the total return investment performance of the Funds, comparing each Fund’s investment results with those of other mutual funds within their Broadridge peer group over the one-, three-, five- and ten-year periods (to the extent the Fund had been in existence) ended December 31, 2022. The Trustees, including the Independent Trustees, considered the methodology employed by Broadridge to identify peer groups, including the extent to which such peer groups included other mutual funds that employ sustainable or socially responsible investing practices and the extent to which the peer group pursued investment strategies similar to those of the relevant Fund.

The Independent Trustees considered that each Fund is fossil fuel-free1 and that the domestic energy sector had significantly outperformed the broader U.S. market in 2022. The Independent Trustees also considered information showing the impact on each Fund’s performance of an underweight to fossil fuel companies relative to its benchmark. The Independent Trustees considered that each Fund’s performance was generally consistent with the Adviser’s expectations in light of the Fund’s investment strategy and market conditions.

[1]

Fossil fuel-free is defined in the Prospectus as not invested in securities of companies that the Adviser determines derive revenues or profits from exploration, production, refining or processing of thermal coal, oil or gas, or significant (generally more than 5%) revenues or profits from storage, distribution or power generation from the same. However, a company may be included in a Fund if the Adviser determines that it has established itself as a leader in the transition to a zero-emissions energy economy with reduction objectives that the Adviser believes are aligned with the Paris Agreement’s objective of limiting future warming to 2°C.

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In considering the total return performance information of each Fund, as compared to other mutual funds in its Broadridge peer group:

Impax Sustainable Allocation Fund

The Independent Trustees considered that the Sustainable Allocation Fund had outperformed its peer group for the three- and five-year periods, but underperformed its peer group for the one- and ten-year periods.

Impax Small Cap Fund

The Independent Trustees considered that the Small Cap Fund had underperformed its peer group for the one-, three-, five- and ten-year periods.

Impax International Sustainable Economy Fund

The Independent Trustees considered that the International Sustainable Economy Fund had outperformed its peer group for the five-year period, but underperformed its peer group for the one-, three- and ten-year periods. The Independent Trustees also noted that because the Fund’s name and strategy changed on March 31, 2021, the Fund’s performance for periods prior to March 31, 2021 may not be representative of the performance that it would have achieved had it been following its current investment strategy.

Impax Core Bond Fund

The Independent Trustees considered that the Core Bond Fund had outperformed its peer group for the one- and three-year periods, but underperformed its peer group for the five-year period.

Impax Large Cap Fund

The Independent Trustees considered that the Large Cap Fund had outperformed its peer group for the three- and five-year periods, but underperformed its peer group for the one-year period.

Impax Global Environmental Markets Fund

The Independent Trustees considered that the Global Environmental Markets Fund had outperformed its peer group for the one-year period, but underperformed its peer group for the three-, five- and ten-year periods.

Impax Ellevate Global Women’s Leadership Fund

The Independent Trustees considered that the Global Women’s Leadership Fund had underperformed its peer group for the one-, three-, and five-year periods. The Independent Trustees also noted that because the Fund’s name

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and strategy changed on June 4, 2014, the Fund’s performance for periods prior to June 4, 2014 may not be representative of the performance that it would have achieved had it been following its current investment strategy.

Impax High Yield Bond Fund

The Independent Trustees considered that the High Yield Bond Fund had underperformed its peer group for the one-, three-, five- and ten-year periods.

Impax Global Opportunities Fund

The Independent Trustees considered that the Global Opportunities Fund had outperformed its peer group for the one-year period and performed in-line with its peer group for the three-year period.

Impax US Sustainable Economy Fund & Impax Global Sustainable Infrastructure Fund

The Independent Trustees considered that the US Sustainable Economy Fund had outperformed its peer group for the one-year period. The Independent Trustees considered that the Global Sustainable Infrastructure Fund had underperformed its peer group for the one-year period. The Independent Trustees also noted that because the name and strategy of each of the US Sustainable Economy Fund and Global Sustainable Infrastructure Fund had changed on March 31, 2021, the Fund’s performance for periods prior to March 31, 2021 may not be representative of the performance that it would have achieved had it been following its current investment strategy.

For Funds that had underperformed their peer group over longer periods, the Independent Trustees considered the steps taken and proposed to be taken by the Adviser to improve Fund performance, including (i) the 2021 changes to the name and principal investment strategies of the US Sustainable Economy, the Global Sustainable Infrastructure and the International Sustainable Economy Funds, and (ii) the addition of three analysts to the Adviser’s fixed income team in the past two years, and the Adviser’s plan to continue to invest in that team.

In addition to the information reviewed by the Trustees at the contract review meetings, the Trustees receive, during the year, detailed comparative performance information for each Fund including performance relative to one or more selected securities indices or other benchmarks.

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Based on this and other information, the Trustees concluded, within the context of their overall conclusions regarding the Management Contracts and the Subadvisory Contract, that the relevant performance record and process in managing each Fund were sufficient to support approval of the Management Contracts and the Subadvisory Contract.

Fees and Other Expenses. The Trustees, including the Independent Trustees, considered the advisory fees paid by each Fund to the Adviser, and the subadvisory fees paid to the Subadviser by the Adviser with respect to the Global Opportunities and Global Environmental Markets Funds, as well as each Fund’s distribution and service (Rule 12b-1) fees, “other expenses” and total expenses. In doing so, the Trustees reviewed both information provided by management and information prepared by Broadridge regarding the expenses of each Fund relative to those of each Fund’s Broadridge peer group. The Independent Trustees considered that the total expenses of each of the Funds (after giving effect to the expense reimbursements and fee reduction described below, if applicable), other than the Global Opportunities Fund, were at or below the median total expenses of its respective peer group. The Independent Trustees also considered that the advisory fees of all Funds other than the Large Cap Fund (for which advisory fees were slightly above the median) (after giving effect to the expense reimbursements described below, where applicable) were at or below the median combined management and administrative fees of their peer groups.

In connection with their review, the Trustees considered the Adviser’s agreement to reimburse the Global Opportunities Fund to the extent such Fund’s total operating expenses (other than interest, commissions, taxes, extraordinary expenses and acquired fund fees and expenses, if any) exceed a percentage of average daily net assets per annum of each share class as follows: 0.98% for Institutional Class shares and 1.23% for Investor Class shares before May 1, 2024. The Independent Trustees considered the Adviser’s agreement to waive a portion of its management fee for each of the US Sustainable Economy Fund and the Global Sustainable Infrastructure Fund. The Independent Trustees also noted that, under the Management Contracts with respect to the US Sustainable Economy, the Global Sustainable Infrastructure, the Global Women’s Leadership, the International Sustainable Economy and the Sustainable Allocation Funds, the Adviser was obligated to pay all of the operating costs and expenses of the Fund (other than taxes, charges of governmental agencies, interest, brokerage commissions incurred in connection with portfolio transactions, distribution and/or service fees payable under a plan pursuant to Rule 12b-1 under the 1940 Act, acquired fund fees and expenses and extraordinary expenses), including accounting expenses, administrator, transfer agent, and custodian fees, legal fees and other expenses. The

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Trustees considered the expenses indirectly borne by the Sustainable Allocation Fund through its investment in other Funds, and the extent to which the services provided by the Adviser to the Sustainable Allocation Fund were distinct from, and not duplicative of, the services it provides to such other Funds.

Based on this and other information, the Trustees concluded, within the context of their overall conclusions regarding the Management Contracts and the Subadvisory Contract, that the fees and expenses to be charged represented reasonable compensation to the Adviser and the Subadviser in light of the services provided. In coming to this conclusion, the Trustees took into account, among other factors, the reimbursement agreement described above.

Costs of Services Provided and Profitability. The Trustees, including the Independent Trustees, reviewed information regarding the cost of services provided by the Adviser and the estimated profitability to the Adviser and the Subadviser of their relationships with the Funds, including a profitability report prepared by management detailing the costs of services provided to each Fund by the Adviser and the Subadviser, and the estimated profitability to each of the Adviser and the Subadviser, for the years ended December 31, 2022 and September 30, 2022, respectively, of its advisory and subadvisory relationship with each applicable Fund. The Trustees recognized that the Adviser and the Subadviser should, in the abstract, be entitled to earn a reasonable level of profit for the services provided to each Fund, and that it is difficult to make comparisons of profitability from mutual fund advisory contracts because comparative information is not generally available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions about cost allocations and each adviser’s capital structure and cost of capital. The Trustees of each Trust concluded that, taking all of the foregoing into account, they were satisfied that the level of profitability of each of the Adviser and the Subadviser from its relationship with the relevant Funds was not excessive.

Possible Fall-Out Benefits. The Trustees, including the Independent Trustees, considered information regarding the direct and indirect benefits to the Adviser and the Subadviser from their relationships with the respective Funds, including reputational and other “fall out” benefits.

During the course of the year, the Trustees received presentations from the Adviser about its trading practices and brokerage arrangements, including its policies with respect to research purchased with credits generated in connection with trades executed for the Large Cap and Small Cap Funds (soft dollar arrangements), and the Trustees accepted the representation of the Adviser that it fulfills its fiduciary

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obligation of seeking best execution when engaging in portfolio transactions for the Funds. The Trustees considered the receipt of these benefits in light of the Adviser’s profitability and concluded that such benefits were not excessive.

Possible Economies of Scale. The Trustees, including the Independent Trustees, considered the extent to which the Adviser and the Subadviser, as applicable, may realize economies of scale or other efficiencies in managing and supporting the Funds. They noted that as assets increase, certain fixed costs may be spread across a larger asset base, and it was noted that any economies of scale or other efficiencies might be realized (if at all) across a variety of products and services, including the Funds, and not only in respect of a single Fund. The Independent Trustees also noted that the Adviser agreed to waive a portion of its management fee for each of the US Sustainable Economy Fund and the Global Sustainable Infrastructure Fund. Based on these observations, the Independent Trustees concluded that the Funds’ overall fee arrangements represent an appropriate sharing at the present time between Fund shareholders and the Adviser and the Subadviser (where applicable) of any economies of scale or other efficiencies in the management of each Fund at current asset levels.

Conclusions. Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees of each Trust, including the Independent Trustees, unanimously concluded that the continuation of the Management Contracts with respect to each Fund and the continuation of the Subadvisory Contract for the applicable Funds, was in the best interests of the Funds and that the Management Contracts and the Subadvisory Contract should be approved.

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Account Options and Services

At Impax, we are pleased to offer a variety of account options and shareholder services to help meet your investment needs.

Types of Accounts	Services

Regular Accounts: Individual, business and trust accounts are available for all Impax Funds.

Traditional IRA Contributions to an IRA may be tax-deductible. Taxes are paid only when funds are withdrawn, when investors may be in a lower tax bracket.

Roth IRA Contributions to a Roth IRA are not deductible, but after five years some types of withdrawals are tax-free.

SIMPLE IRA This is an easy-to maintain retirement plan designed for small businesses.

SEP IRA This is an employer funded retirement plan popular with small businesses and self-employed persons.

Education Savings Account & Uniform Gift to Minors Account (UGMA) These plans provide excellent ways to save for a child’s education.

Automatic Investment Plan You may arrange to have a fixed amount automatically deducted from your checking or savings account and invested in your Impax account on a monthly or quarterly basis. Automatic investment plans do not assure a profit and do not protect against loss in declining markets.

Online Account Access Utilizing a unique ID number and PIN, you can access your Impax account balances or histories; purchase or redeem fund shares; or make exchanges between different Impax Funds.

www.impaxam.com Learn all about Impax Funds through our web site. You can check Fund performance, read about our portfolio managers, view Connection—our quarterly newsletter, and see how we voted on various proxies for the companies in our portfolios.

Please note that the information contained herein does not constitute tax advice. Always consult your tax advisor before making any tax-related investment decisions.

This semi-annual report is intended for shareholders of the Impax Funds only, and is not authorized for distribution to other persons unless accompanied or preceded by a prospectus. Please consider the Funds’ investment objectives, risks and charges and expenses carefully before investing. The Funds’ prospectus contains this and other information about the Funds and may be obtained by calling 800.767.1729, emailing impaxfunds@impaxam.com or visiting www.impaxam.com.

Distributor: Foreside Financial Services, LLC Member of FINRA 8/23.

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30 Penhallow Street, Suite 400

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800.767.1729

www.impaxam.com

Item 2. Code of Ethics.

This disclosure is not required for the semi-annual report filing.

Item 3. Audit Committee Financial Expert.

This disclosure is not required for the semi-annual report filing.

Item 4. Principal Accountant Fees and Services.

This disclosure is not required for the semi-annual report filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

A complete series of schedules of investments is included as part of the report to shareholders filed under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that have been implemented since the Registrant last provided disclosure in response to the requirements of this Item.

Item 11. Controls and Procedures.

(a) It is the conclusion of the Registrant’s principal executive officer and principal financial officer (or persons performing similar functions), based on an evaluation of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) (the “Disclosure Controls”) as of a date within 90 days of the filing date of this report on Form N-CSRS, that the design and operation of the Disclosure Controls are effective to reasonably ensure that information required to be disclosed by the Registrant in this report on Form N-CSRS has been recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the period covered by this report on Form N-CSRS that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Companies

Not applicable.

Item 13. Exhibits.

(a)	(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSRS is filed with the registrant’s annual Form N-CSR.

	(2)	Certifications of the principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached.

	(3)	Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b)	Certification of the principal executive officer and principal financial officer of the Registrant required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Impax Funds Series Trust I

By (Signature and Title)		/s/ Joseph F. Keefe
Joseph F. Keefe, President

Date	8/14/23

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)		/s/ Joseph F. Keefe
Joseph F. Keefe, President (Principal Executive Officer)

Date	8/14/23

By (Signature and Title)		/s/ Alicia K. DuBois
Alicia K. DuBois, Treasurer (Principal Financial Officer)

Date	8/14/23